UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04096
MFS MUNICIPAL SERIES TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Municipal
Intermediate Fund
Class A-MIUAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUA-SEM

MFS® Municipal
Intermediate Fund
Class C-MIUCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.44%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUC-SEM

MFS® Municipal
Intermediate Fund
Class I-MIUIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUI-SEM

MFS® Municipal
Intermediate Fund
Class R6-MIURX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.38%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	321,874,206	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	587	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Industries
Healthcare Revenue - Long Term Care	10.0%
Multi-Family Housing Revenue	9.6%
Healthcare Revenue - Hospitals	7.7%
Airport Revenue	7.7%
Student Loan Revenue	6.4%
Utilities - Other	6.1%
Universities - Colleges	5.2%
Secondary Schools	4.4%
Miscellaneous Revenue - Other	3.6%
Single Family Housing - State	3.2%
Other Industries	31.5%
Composition including fixed income credit quality
AAA	1.7%
AA	29.2%
A	32.0%
BBB	18.0%
BB	6.3%
B	0.9%
CCC	0.1%
Not Rated	7.2%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUR6-SEM

MFS® Municipal Income Fund
Class A-MFIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.78%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBA-SEM

MFS® Municipal Income Fund
Class A1-MMIDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A1	$27	0.53%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBA1-SEM

MFS® Municipal Income Fund
Class B-MMIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.53%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBB-SEM

MFS® Municipal Income Fund
Class B1-MMIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B1	$65	1.28%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBB1-SEM

MFS® Municipal Income Fund
Class C-MMICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.53%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBC-SEM

MFS® Municipal Income Fund
Class I-MIMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.53%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBI-SEM

MFS® Municipal Income Fund
Class R6-MPMNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.46%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,171,579,199	Average Effective Maturity (yrs):	19.4
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	8.4
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.2%
Money Market Funds	2.8%
Industries
Healthcare Revenue - Hospitals	15.6%
Airport Revenue	10.1%
Multi-Family Housing Revenue	9.0%
Utilities - Other	7.1%
Healthcare Revenue - Long Term Care	5.2%
Single Family Housing - State	4.9%
Miscellaneous Revenue - Other	4.6%
General Obligations - Schools	4.2%
State & Local Agencies	3.8%
Water & Sewer Utility Revenue	3.5%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	4.6%
AA	30.0%
A	32.6%
BBB	15.2%
BB	3.8%
B	0.7%
CCC	0.1%
CC	0.2%
Not Rated	10.0%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBR6-SEM

MFS® Arkansas
Municipal Bond Fund
Class A-MFARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.70%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARA-SEM

MFS® Arkansas
Municipal Bond Fund
Class B-MBARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.45%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARB-SEM

MFS® Arkansas
Municipal Bond Fund
Class I-MARLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.60%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARI-SEM

MFS® Arkansas
Municipal Bond Fund
Class R6-MPRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	141,082,119	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	187	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Industries
Sales & Excise Tax Revenue	19.7%
Water & Sewer Utility Revenue	15.8%
Universities - Colleges	12.4%
Healthcare Revenue - Hospitals	11.9%
General Obligations - Schools	10.2%
Single Family Housing - State	7.2%
Miscellaneous Revenue - Other	4.9%
Utilities - Other	4.0%
Tax - Other	3.2%
Tobacco	2.6%
Other Industries	6.8%
Composition including fixed income credit quality
AAA	1.0%
AA	61.5%
A	19.0%
BBB	10.1%
BB	0.3%
B	0.1%
Not Rated	6.7%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARR6-SEM

MFS® California
Municipal Bond Fund
Class A-MCFTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$34	0.67%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAA-SEM

MFS® California
Municipal Bond Fund
Class B-MBCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.42%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAB-SEM

MFS® California
Municipal Bond Fund
Class C-MCCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.57%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAC-SEM

MFS® California
Municipal Bond Fund
Class I-MCAVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAI-SEM

MFS® California
Municipal Bond Fund
Class R6-MPOAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.51%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	711,358,503	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	396	Average Effective Duration (yrs):	9.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Industries
Multi-Family Housing Revenue	14.3%
General Obligations - Schools	14.2%
Airport Revenue	11.2%
Healthcare Revenue - Hospitals	10.5%
Utilities - Other	7.5%
Secondary Schools	4.5%
State & Local Agencies	4.4%
Tax Assessment	3.8%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.4%
Other Industries	19.8%
Composition including fixed income credit quality
AAA	1.6%
AA	47.2%
A	23.8%
BBB	11.5%
BB	2.7%
B	0.3%
Not Rated	10.2%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAR6-SEM

MFS® Georgia
Municipal Bond Fund
Class A-MMGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAA-SEM

MFS® Georgia
Municipal Bond Fund
Class B-MBGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAB-SEM

MFS® Georgia
Municipal Bond Fund
Class I-MGATX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAI-SEM

MFS® Georgia
Municipal Bond Fund
Class R6-MPGOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	108,011,058	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	186	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Healthcare Revenue - Hospitals	12.5%
Universities - Colleges	10.8%
Water & Sewer Utility Revenue	9.2%
Multi-Family Housing Revenue	9.2%
Utilities - Municipal Owned	8.3%
Single Family Housing - State	8.3%
Miscellaneous Revenue - Other	7.1%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.8%
Airport Revenue	4.0%
Other Industries	19.1%
Composition including fixed income credit quality
AAA	8.9%
AA	47.3%
A	27.4%
BBB	8.2%
BB	0.5%
B	0.1%
CC	0.1%
Not Rated	6.3%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAR6-SEM

MFS® Alabama
Municipal Bond Fund
Class A-MFALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALA-SEM

MFS® Alabama
Municipal Bond Fund
Class B-MBABX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALB-SEM

MFS® Alabama
Municipal Bond Fund
Class I-MLALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALI-SEM

MFS® Alabama
Municipal Bond Fund
Class R6-MPOLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	68,116,104	Average Effective Maturity (yrs):	19.2
Total Number of Holdings:	153	Average Effective Duration (yrs):	9.0
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
General Obligations - General Purpose	14.1%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	10.0%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Single Family Housing - State	8.2%
Healthcare Revenue - Hospitals	7.4%
State & Local Agencies	4.8%
General Obligations - Schools	4.6%
Utilities - Other	4.6%
Other Industries	14.3%
Composition including fixed income credit quality
AAA	0.3%
AA	44.1%
A	33.0%
BBB	14.2%
BB	0.6%
B	0.1%
CC	0.1%
Not Rated	6.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALR6-SEM

MFS® Maryland
Municipal Bond Fund
Class A-MFSMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.86%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDA-SEM

MFS® Maryland
Municipal Bond Fund
Class B-MBMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.61%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDB-SEM

MFS® Maryland
Municipal Bond Fund
Class I-MMDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDI-SEM

MFS® Maryland
Municipal Bond Fund
Class R6-MPMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	150,148,743	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	224	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Industries
Healthcare Revenue - Hospitals	16.2%
State & Local Agencies	15.7%
General Obligations - General Purpose	10.9%
Multi-Family Housing Revenue	10.0%
Single Family Housing - State	6.7%
Universities - Colleges	4.1%
Airport Revenue	3.4%
Tax Assessment	3.1%
Transportation - Special Tax	3.0%
Universities - Dormitories	2.7%
Other Industries	20.8%
Composition including fixed income credit quality
AAA	11.3%
AA	38.7%
A	27.7%
BBB	10.6%
BB	0.5%
B	0.0%
CCC	0.1%
Not Rated	7.7%
Money Market Funds	3.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDR6-SEM

MFS® Massachusetts
Municipal Bond Fund
Class A-MFSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.82%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAA-SEM

MFS® Massachusetts
Municipal Bond Fund
Class B-MBMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.57%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAB-SEM

MFS® Massachusetts
Municipal Bond Fund
Class I-MTALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAI-SEM

MFS® Massachusetts
Municipal Bond Fund
Class R6-MPMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.49%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	394,401,504	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	269	Average Effective Duration (yrs):	7.9
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Universities - Colleges	18.1%
Healthcare Revenue - Hospitals	17.4%
General Obligations - General Purpose	14.4%
Sales & Excise Tax Revenue	6.5%
Multi-Family Housing Revenue	6.2%
Airport Revenue	5.4%
Student Loan Revenue	5.2%
Single Family Housing - State	4.0%
Utilities - Other	3.4%
Miscellaneous Revenue - Other	2.3%
Other Industries	14.0%
Composition including fixed income credit quality
AAA	5.0%
AA	45.8%
A	20.0%
BBB	19.4%
BB	2.3%
B	0.1%
CC	0.1%
Not Rated	4.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAR6-SEM

MFS® Mississippi
Municipal Bond Fund
Class A-MISSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.76%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPA-SEM

MFS® Mississippi
Municipal Bond Fund
Class B-MBMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.41%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPB-SEM

MFS® Mississippi
Municipal Bond Fund
Class I-MMSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.66%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPI-SEM

MFS® Mississippi
Municipal Bond Fund
Class R6-MPMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	63,218,460	Average Effective Maturity (yrs):	18.4
Total Number of Holdings:	133	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Single Family Housing - State	14.8%
General Obligations - Schools	13.9%
General Obligations - General Purpose	13.6%
Universities - Colleges	13.3%
Water & Sewer Utility Revenue	10.3%
State & Local Agencies	5.8%
Sales & Excise Tax Revenue	5.6%
Tax - Other	4.3%
Healthcare Revenue - Hospitals	3.2%
Multi-Family Housing Revenue	2.9%
Other Industries	10.7%
Composition including fixed income credit quality
AA	67.4%
A	14.9%
BBB	8.1%
BB	0.3%
B	0.1%
Not Rated	7.6%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPR6-SEM

MFS® New York
Municipal Bond Fund
Class A-MSNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYA-SEM

MFS® New York
Municipal Bond Fund
Class B-MBNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYB-SEM

MFS® New York
Municipal Bond Fund
Class C-MCNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYC-SEM

MFS® New York
Municipal Bond Fund
Class I-MNYLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYI-SEM

MFS® New York
Municipal Bond Fund
Class R6-MPNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	182,204,136	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	182	Average Effective Duration (yrs):	8.7
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Multi-Family Housing Revenue	15.2%
Healthcare Revenue - Hospitals	12.5%
Airport Revenue	8.2%
Transportation - Special Tax	6.5%
Secondary Schools	5.7%
Universities - Colleges	5.6%
Miscellaneous Revenue - Other	5.5%
Tax - Other	5.5%
State & Local Agencies	4.2%
General Obligations - General Purpose	3.7%
Other Industries	24.5%
Composition including fixed income credit quality
AAA	2.1%
AA	32.1%
A	25.1%
BBB	23.1%
BB	2.8%
B	2.4%
CCC	0.1%
CC	0.7%
Not Rated	8.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYR6-SEM

MFS® North Carolina
Municipal Bond Fund
Class A-MSNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCA-SEM

MFS® North Carolina
Municipal Bond Fund
Class B-MBNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCB-SEM

MFS® North Carolina
Municipal Bond Fund
Class C-MCNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCC-SEM

MFS® North Carolina
Municipal Bond Fund
Class I-MNCLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCI-SEM

MFS® North Carolina
Municipal Bond Fund
Class R6-MPNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	513,297,728	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	280	Average Effective Duration (yrs):	8.6
Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
Water & Sewer Utility Revenue	15.7%
State & Local Agencies	9.7%
Single Family Housing - State	9.6%
Universities - Colleges	9.0%
Healthcare Revenue - Hospitals	8.3%
Healthcare Revenue - Long Term Care	8.1%
Airport Revenue	7.5%
Multi-Family Housing Revenue	4.4%
General Obligations - General Purpose	4.2%
Toll Roads	4.1%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	6.7%
AA	53.5%
A	15.7%
BBB	12.0%
BB	0.7%
B	0.1%
CCC	0.5%
Not Rated	7.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCR6-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class A-MFPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAA-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class B-MBPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.44%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAB-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class I-MPALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAI-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class R6-MPPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.52%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	179,786,078	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	235	Average Effective Duration (yrs):	8.2
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Industries
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	13.6%
Universities - Colleges	12.4%
Single Family Housing - State	8.8%
Water & Sewer Utility Revenue	6.4%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	4.9%
Airport Revenue	4.1%
Student Loan Revenue	3.7%
Multi-Family Housing Revenue	3.5%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	0.7%
AA	45.5%
A	29.7%
BBB	11.9%
BB	4.0%
B	0.0%
Not Rated	6.5%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAR6-SEM

MFS® South Carolina
Municipal Bond Fund
Class A-MFSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.86%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCA-SEM

MFS® South Carolina
Municipal Bond Fund
Class B-MBSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.61%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCB-SEM

MFS® South Carolina
Municipal Bond Fund
Class I-MTSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCI-SEM

MFS® South Carolina
Municipal Bond Fund
Class R6-MPOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.54%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	219,785,946	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	212	Average Effective Duration (yrs):	9.1
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue - Hospitals	13.1%
Single Family Housing - State	10.3%
State & Local Agencies	8.2%
Universities - Colleges	6.4%
Airport Revenue	5.0%
Utilities - Municipal Owned	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.8%
Port Revenue	4.3%
Other Industries	22.0%
Composition including fixed income credit quality
AAA	12.0%
AA	33.7%
A	36.4%
BBB	5.9%
BB	2.4%
B	0.1%
Not Rated	6.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCR6-SEM

MFS® Virginia
Municipal Bond Fund
Class A-MSVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAA-SEM

MFS® Virginia
Municipal Bond Fund
Class B-MBVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAB-SEM

MFS® Virginia
Municipal Bond Fund
Class C-MVACX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAC-SEM

MFS® Virginia
Municipal Bond Fund
Class I-MIVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.58%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAI-SEM

MFS® Virginia
Municipal Bond Fund
Class R6-MPVOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	358,037,982	Average Effective Maturity (yrs):	18.7
Total Number of Holdings:	234	Average Effective Duration (yrs):	8.3
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	4.2%
Industries
Multi-Family Housing Revenue	14.1%
Healthcare Revenue - Hospitals	12.8%
Water & Sewer Utility Revenue	8.7%
State & Local Agencies	8.5%
Universities - Colleges	6.7%
General Obligations - General Purpose	6.7%
Toll Roads	6.4%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	3.6%
Healthcare Revenue - Long Term Care	3.4%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	11.7%
AA	49.7%
A	17.6%
BBB	9.7%
BB	1.2%
B	0.3%
CCC	0.4%
CC	0.1%
Not Rated	5.1%
Money Market Funds	4.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAR6-SEM

MFS® West Virginia
Municipal Bond Fund
Class A-MFWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVA-SEM

MFS® West Virginia
Municipal Bond Fund
Class B-MBWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVB-SEM

MFS® West Virginia
Municipal Bond Fund
Class I-MWVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.62%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVI-SEM

MFS® West Virginia
Municipal Bond Fund
Class R6-MPWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	86,682,823	Average Effective Maturity (yrs):	18.3
Total Number of Holdings:	136	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Fixed Income	94.8%
Money Market Funds	5.2%
Industries
Healthcare Revenue - Hospitals	15.6%
Single Family Housing - State	14.6%
Water & Sewer Utility Revenue	11.8%
State & Local Agencies	9.4%
Universities - Colleges	9.0%
General Obligations - General Purpose	6.2%
Miscellaneous Revenue - Other	5.1%
Sales & Excise Tax Revenue	4.4%
General Obligations - Schools	4.3%
Tax - Other	3.6%
Other Industries	10.8%
Composition including fixed income credit quality
AAA	14.6%
AA	29.4%
A	31.6%
BBB	8.2%
BB	2.2%
B	0.1%
Not Rated	8.7%
Money Market Funds	5.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Municipal Intermediate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Intermediate Fund
Portfolio of Investments − 9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.8%
Alabama – 3.7%
Baldwin County, AL, Industrial Development Authority, County Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	$135,000	$135,285
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	465,000	475,587
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	191,220
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	730,000	759,331
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	276,429
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	365,000	396,148
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	367,964
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	320,573
Board of Trustees of Alabama State University, General Tuition & Fee Rev., AGM, 5.25%, 9/01/2038	650,000	722,736
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	386,550
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2037	1,275,000	1,388,923
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	807,623
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,084,294
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	768,493
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	233,477
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,060,041
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	515,000	542,827
Southeast Alabama Energy Authority, “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	1,230,000	1,341,669
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	542,070
		$11,801,240
Alaska – 0.5%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$305,000	$323,913
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	1,300,000	1,414,843
		$1,738,756
Arizona – 2.4%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$465,000	$465,803
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	500,683
Arizona Industrial Development Authority, Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	797,730	810,547
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	67,764
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,276,326
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	155,554
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional School Projects), “A”, 5%, 7/01/2035	1,000,000	1,054,586
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,561
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	275,000	308,246
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3.85%, 12/01/2035 (Put Date 11/03/2025)	1,600,000	1,599,753
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	201,977
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	330,000	368,149
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	508,277
MIUFS-SEM
1

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	$245,000	$245,181
		$7,577,407
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$134,761
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	125,262
		$260,023
California – 4.5%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$821,522
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	285,000	307,241
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	490,000	525,927
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	432,555
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,675,000	1,868,682
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health), “C”, 5.25%, 10/01/2050 (Put Date 10/01/2035)	1,500,000	1,687,867
California Municipal Finance Authority Rev. (Healthcore Northbay Properties), “A”, 5.69%, 9/01/2035	388,000	395,547
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	653,331
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 10/01/2041 (Put Date 10/02/2028)	50,000	49,544
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	200,000	200,089
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2036 (n)	325,000	311,604
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2032 (n)	500,000	516,029
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	639,785
California Statewide Communities Development Authority Rev, “C-2”, 4.375%, 9/02/2040	900,000	889,889
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	90,056
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	715,493
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	129,995
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	82,679
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	470,000	514,619
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	223,191
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	870,603
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	57,591
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	143,978
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	96,375
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	261,259
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,060,509
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	836,009
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	204,396
		$14,586,365
2

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – 2.9%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$540,000	$577,365
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	905,000	972,567
Boulder County, CO, STC Metropolitan District No. 2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	1,285,000	1,380,592
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	124,897
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,085,457
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	975,000	1,061,040
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco, CO), “A”, 4.5%, 7/01/2035	235,000	237,413
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 5%, 12/01/2040	720,000	752,218
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No. 1), “A”, AGM, 5%, 12/01/2036	390,000	420,061
Greeley, CO, City Center West Residential Metropolitan District No. 2 Weld County General Obligation Refunding Rev., AGM, 5.25%, 12/01/2040	302,000	323,411
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5%, 6/01/2035	1,000,000	1,110,802
Southern Ute Indian Tribe, CO, Indian Reservation, “A”, 5%, 4/01/2035	1,250,000	1,349,675
		$9,395,498
Connecticut – 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$990,578
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,639,444
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	515,000	540,862
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	470,000	476,096
		$3,646,980
Delaware – 0.6%
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	$735,000	$756,132
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	950,000	1,034,049
		$1,790,181
District of Columbia – 1.5%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2034 (n)	$250,000	$256,108
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	223,703
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	110,000	114,889
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	1,250,000	1,305,342
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	341,795
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	1,250,000	1,309,863
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	92,726
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	960,000	1,074,487
		$4,718,913
Florida – 5.9%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$400,000	$408,546
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC), “A”, 4.75%, 7/01/2040	200,000	196,965
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	750,000	768,613
Florida Development Finance Corp., Senior Living Refunding Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	496,535
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	520,000	524,937
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	453,425
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	452,875
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	1,300,000	1,312,495
3

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	$1,005,000	$1,006,387
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,480,283
Lee County, FL, Airport Rev., 5.25%, 10/01/2043	365,000	384,841
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,259
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,177
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,074,229
Okaloosa County, FL, Industrial Development Authority Rev. (Air Force Enlisted Village, Inc. Project), 4.375%, 5/15/2035 (w)	1,000,000	1,001,817
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	971,618
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2042	500,000	526,717
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	500,000	523,412
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2044	500,000	521,400
Palm Beach County, FL, Health Facilities Authority Rev. (Jupiter Medical Center Project), “A”, 5.25%, 11/01/2037	570,000	617,201
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	230,000	230,323
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	758,156
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	377,108
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC), “A”, 5.5%, 10/01/2035	625,000	686,856
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,105,333
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	90,297
Pompano Beach, FL, Rev. (John Knox Village Project), 5%, 9/01/2039	800,000	799,958
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	520,404
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	189,044
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	130,000	130,412
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	105,000	101,784
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	100,000	100,540
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,030,002
		$18,897,949
Georgia – 3.6%
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$187,377
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	187,000	189,422
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.75%, 6/01/2043	1,000,000	1,044,000
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	251,301
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), 3.6%, 8/01/2028 (Put Date 8/01/2027)	426,000	431,918
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	251,757
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	837,267
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,065,382
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	975,000	1,060,695
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	529,749
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	488,112
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	500,000	546,604
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	271,800
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	269,530
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	266,847
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	529,176
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050 (w)	1,000,000	1,023,928
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	983,984
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	500,000	525,434
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	865,000	866,110
		$11,620,393
4

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Guam – 0.4%
Guam Government Business Privilege Tax Refunding Rev., “D”, 5%, 11/15/2031	$270,000	$270,729
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	30,000	27,866
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,584
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	175,375
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	383,398
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	300,308
		$1,218,260
Hawaii – 0.3%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$800,000	$830,689
Idaho – 0.7%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$480,000	$525,243
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	735,000	746,982
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	225,781
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	425,445
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	361,799
		$2,285,250
Illinois – 5.6%
Bellwood, IL, Tax Increment Rev., (Workforce Housing Project), 5%, 12/01/2036	$750,000	$782,540
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	227,845
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	50,000	50,747
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	455,000	468,403
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2041	1,000,000	1,013,213
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	390,000	390,106
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	518,671
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	511,411
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	188,030
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,019,056
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,086,857
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	175,288
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	437,360
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	217,193
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,057,418
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	625,000	681,552
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	679,243
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	67,399
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	896,803
Illinois Finance Authority Rev. (UChicago Medicine), “A-3”, 5%, 8/15/2064 (Put Date 8/15/2035)	1,500,000	1,653,760
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	21,398	1,070
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	555,000	555,803
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 11/01/2044 (Put Date 11/03/2025)	435,000	435,094
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,100,000	1,101,497
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	385,000	395,187
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	670,000	687,728
5

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	$250,000	$256,401
Monroe & St. Clair Counties, IL, Community Unit School District No. 4, Columbia Debt Certificates, 5.5%, 7/01/2040	300,000	300,180
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	400,000	433,113
Rock Island County, IL, School District No. 41, General Obligation, “A”, AGM, 5%, 1/01/2043	1,000,000	1,045,007
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,830
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	126,425
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	159,205
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042 (w)	225,000	263,641
		$17,914,076
Indiana – 2.5%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$490,000	$520,881
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	29,917
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,188
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	780,000	823,958
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	201,258
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-5”, 5%, 10/01/2054 (Put Date 10/01/2037)	1,000,000	1,104,179
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	120,000	122,133
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2035	530,000	558,343
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	829,037
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,059,077
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B”, 5%, 1/01/2033	1,130,000	1,250,505
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “E”, 5.5%, 3/01/2038	500,000	534,273
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	799,635
		$7,933,384
Iowa – 0.9%
Bondurant, IA, General Obligation, “B”, 5.25%, 6/01/2038	$1,000,000	$1,082,512
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	1,150,000	1,239,316
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	374,376
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	88,922
		$2,789,952
Kansas – 0.3%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$160,000	$158,452
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	180,337	177,240
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	700,000	725,039
		$1,060,731
Kentucky – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$529,277
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	281,809
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	212,253
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	348,702
		$1,372,041
Louisiana – 0.4%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$255,000	$285,689
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2041	1,000,000	1,043,176
		$1,328,865
6

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maine – 0.8%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$98,457
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	400,000	406,472
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	965,000	1,049,599
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	430,000	445,026
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	500,000	500,313
		$2,499,867
Maryland – 0.5%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$450,000	$450,773
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington Internation Thurgood Marshall Airport), “A”, AGM, 5%, 8/01/2034	1,000,000	1,113,287
		$1,564,060
Massachusetts – 2.0%
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	$990,000	$995,633
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	99,789
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	505,071
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	507,298
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	86,529
Massachusetts Development Finance Agency Rev., Brown University Health (Lifespan Obligated Group), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	270,000	294,724
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	1,140,000	1,233,873
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	220,000	216,399
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	125,000	125,293
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,000,000	1,079,355
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,000,722
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	415,000	441,032
		$6,585,718
Michigan – 2.0%
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 5%, 12/01/2036	$330,000	$361,373
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	945,000	1,049,748
Michigan Finance Authority, Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	327,560
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	518,794
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	801,527
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	295,000	312,269
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	302,262
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	979,876
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	1,003,730
Wayne County, MI, Airport Authority Rev., “B”, 5.25%, 12/01/2039	700,000	762,246
		$6,419,385
Minnesota – 0.3%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$123,501
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	947,659
		$1,071,160
Mississippi – 0.1%
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,091
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	125,000	150,564
		$216,655
7

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – 0.4%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence, Missouri-Public Safety Projects), “A”, AGM, 5%, 12/01/2036	$285,000	$311,361
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	150,649
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	275,000	309,012
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	124,155
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	70,000	69,463
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	360,000	364,861
		$1,329,501
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$420,749
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	380,000	382,339
		$803,088
Nebraska – 0.3%
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5%, 12/15/2036	$1,000,000	$1,088,510
Nevada – 0.2%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$462,438
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	116,400
		$578,838
New Hampshire – 2.7%
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$1,249,454	$1,266,723
National Finance Authority, NH, Lease Rent Rev. (Centurion BioSquare, Inc.), “A”, 5.88%, 12/15/2038	915,000	929,934
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	600,037
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion BioSquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	55,770
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	100,000	103,268
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,140,475
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	491,499
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	268,304	265,239
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	214,076	206,224
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.168%, 1/20/2041	99,570	90,831
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	155,473	150,912
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,399
National Finance Authority, NH, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-4”, 4%, 8/01/2038 (Put Date 7/01/2026)	855,000	855,218
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	100,000	100,001
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	156,000	156,553
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	107,411
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	110,000	122,389
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2037	245,000	267,863
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	290,000	309,063
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	255,000	260,545
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	100,000	107,773
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	135,000	128,885
New Hampshire Heath & Education Facility Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2038	1,000,000	1,069,822
		$8,816,834
8

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – 1.0%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$375,000	$378,035
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	170,000	175,663
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	262,224
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,084,221
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	440,000	437,891
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology Inc., Project), 4.125%, 7/01/2033	600,000	612,096
South Jersey Transportation Authority, NJ, System Rev., “A”, BAM, 5%, 11/01/2037	375,000	408,812
		$3,358,942
New Mexico – 0.7%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,014,006
New Mexico Finance Authority, Public Project Revolving Rev., “A-2”, 5%, 6/01/2034	600,000	607,028
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	465,000	509,735
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	85,000	89,207
		$2,219,976
New York – 4.0%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$317,853
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	790,181
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 4.125%, 12/01/2035	1,250,000	1,288,794
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2041	340,000	364,017
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	346,255
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	713,590
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	502,822
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Coummunity Partners LP Project), 4.84%, 11/01/2040	640,959	660,832
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	500,000	511,297
New York Dormitory Authority Rev. (Pace University), “A”, 5.25%, 5/01/2040	375,000	392,198
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	560,000	584,056
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	694,833
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	250,000	252,307
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “D-1”, 4.35%, 11/01/2044	625,000	611,121
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	895,000	888,303
New York Housing Finance Agency Affordable Housing Rev., “G-2”, 3.45%, 5/01/2062 (Put Date 5/01/2027)	65,000	65,012
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	1,220,000	1,246,374
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	172,414
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	252,611
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	780,156
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	288,078
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	560,047
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4.37%, 5/01/2044	100,000	103,396
9

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	$589,603	$589,860
		$12,976,407
North Carolina – 1.8%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$50,000	$50,007
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	320,000	342,626
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	320,000	342,309
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	690,928
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	128,481
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	145,000	146,289
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5%, 10/01/2036 (w)	250,000	258,335
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037 (w)	330,000	342,642
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5%, 9/01/2034	900,000	941,341
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	515,361
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,020
North Carolina State Education Assistance Authority, Tax-Exempt Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2045	1,250,000	1,290,631
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	526,180
		$5,640,150
North Dakota – 0.3%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$825,519
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	160,000	160,064
		$985,583
Ohio – 4.2%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$548,828
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	978,809
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	500,000	525,220
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	189,365
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	205,000	224,661
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 4.25%, 5/15/2035	1,115,000	1,137,707
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	200,511
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2036	350,000	393,102
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2037	375,000	417,591
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2036	500,000	556,227
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	355,000	393,251
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2042	250,000	259,823
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2043	250,000	258,340
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	781,873
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	810,000	811,229
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	148,002
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	173,335
10

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Air Quality Development Authority Rev. (Dayton Power and Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	$500,000	$511,255
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	633,877
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	255,935
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	205,629
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	500,000	531,092
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	200,000	201,416
Shelby & Darke Counties, OH, Fort Laramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	385,000	394,455
Strongsville, OH, Various Purpose Anticipation Notes, 5%, 12/10/2025	1,850,000	1,855,199
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2042	650,000	666,483
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	238,169
		$13,491,384
Oklahoma – 0.8%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$239,202
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	465,000	522,264
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037 (w)	325,000	369,758
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	875,000	967,112
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	500,000	571,860
		$2,670,196
Oregon – 0.5%
Lincoln County, OR, Coast Community College District General Obligation, 5%, 6/15/2041	$380,000	$413,267
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	447,454
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	105,496
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	533,750
		$1,499,967
Pennsylvania – 7.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$990,000	$1,042,770
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	1,285,000	1,412,574
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	253,318
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2039	650,000	695,503
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2040	845,000	894,683
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	500,000	517,572
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,066
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	104,000	108,706
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	800,000	723,381
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	23,000	16,222
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	126,000	124,324
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	404,614
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,365
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.72% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	743,051
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	106,552
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,188
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042 (w)	835,000	872,423
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	400,000	403,232
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	478,408
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	485,241
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	1,585,000	1,570,687
11

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	$1,000,000	$1,022,981
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4%, 6/01/2039	630,000	618,265
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,035,907
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	865,000	867,666
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	1,035,000	1,142,029
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,103,207
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,089,511
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	775,000	822,507
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	151,773
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,137
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	676,252
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	204,381
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,493
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A-1”, 4.75%, 6/01/2046	430,000	430,428
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	490,000	520,167
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	225,000	233,495
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	775,000	787,006
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	103,459
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	355,000	368,340
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	451,390
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	497,528
		$23,168,802
Puerto Rico – 0.5%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$292,016	$312,387
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,810	45,224
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	38,698	38,263
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,854	28,331
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	40,591	36,348
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	42,214	36,436
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	35,569
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	68,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	113,025
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	178,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	89,050
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,985
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	47,950
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	22,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	18,795
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	158,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,208
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	597,000	488,344
		$1,764,158
12

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – 1.1%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “78-A”, 5.5%, 10/01/2052	$640,000	$679,730
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	1,000,000	1,066,493
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	740,000	712,560
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	145,000	137,074
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,086,494
		$3,682,351
South Carolina – 1.6%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044	$750,000	$781,320
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	555,000	556,247
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	415,000	415,686
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	270,118
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	709,422
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5%, 9/01/2032	665,000	702,579
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	100,892
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	410,000	455,683
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	1,000,000	1,001,573
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	280,595
		$5,274,115
Tennessee – 3.3%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$500,107
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	380,035
Knox County, TN, Health Educational & Housing Facility, Board Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	70,090
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	755,541
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,004,646
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,052,273
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	307,303
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	93,636
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	74,706
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	973,199
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,284,956
Nashville, TN, Metropolitan Development & Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	505,646
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	470,338
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	739,267
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	750,000	811,114
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	782,961
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	80,000	81,498
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	603,879
		$10,491,195
13

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – 9.3%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$870,000	$875,336
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	145,000	146,604
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	222,245
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	95,000	95,086
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,637
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	265,000	276,295
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	180,000	161,377
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	500,000	538,968
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	435,000	466,484
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2039	750,000	791,160
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	145,015
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	1,000,000	1,010,480
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	100,000	100,048
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	197,333
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	98,140
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	765,000	774,422
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	151,237
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	104,134
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	830,000	813,289
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	755,000	808,780
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2032	750,000	826,318
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2037	340,000	362,051
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	865,000	922,229
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2034	1,000,000	1,099,747
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2038	665,000	706,269
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	500,000	535,436
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	545,000	584,734
Las Varas, TX, Public Facility Corp. Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	680,000	671,071
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 4.25%, 9/15/2032	741,000	748,977
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	521,889
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	100,000	95,999
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	470,703
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2040	1,345,000	1,416,565
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2041	645,000	671,770
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	245,000	253,785
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	205,000	205,946
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	350,000	343,739
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2034	585,000	629,307
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	455,000	486,346
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “A”, 5%, 6/01/2033 (w)	400,000	426,502
North Texas Municipal Water District, Water System Refunding Rev., 5%, 9/01/2043	1,000,000	1,065,622
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	256,266
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,006,573
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	478,764
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,556,069
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	1,250,000	1,386,854
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	360,000	367,704
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,046,976
14

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Municipal Power Agency, Transmission System Refunding Rev., BAM, 5.5%, 9/01/2045	$435,000	$468,656
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	184,644
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	666,149
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,110,844
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	126,058
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,480
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,582
		$29,963,694
U.S. Virgin Islands – 0.0%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$100,000
Utah – 0.7%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	$1,000,000	$1,088,776
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	181,000	182,115
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	614,335	627,835
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	105,000	114,922
Utah Infrastructure Agency Telecommunications & Franchise Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	124,918
		$2,138,566
Vermont – 0.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,000,000	$1,079,257
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	1,700,000	1,834,736
		$2,913,993
Virginia – 1.0%
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$309,813
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	86,341
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,912
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	757,362
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2031	180,000	180,468
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	695,000	715,978
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	491,200
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	619,625
		$3,258,699
Washington – 2.7%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$203,059
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	865,000	893,129
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034	1,350,000	1,528,834
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	538,515
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	460,000	479,447
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	750,000	763,407
Spokane County, WA, Airport Rev., 5.25%, 1/01/2044	1,115,000	1,154,737
Vancouver, WA, Housing Authority Rev. (Cougar Creek Project), “A”, 4%, 10/01/2034	220,000	222,894
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	867,297
15

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	$1,000,000	$966,651
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	108,029
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	795,000	823,076
		$8,549,075
West Virginia – 0.3%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$318,269
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	326,910
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	230,000	232,482
		$877,661
Wisconsin – 5.1%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$969,473
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	289,603
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	195,040
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	310,557
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	215,695
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,092,732
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	155,000	158,892
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	399,848
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., GNMA, 6%, 3/01/2055	980,000	1,077,491
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	154,590
Wisconsin Public Finance Authority Rev., (Kahala Nui Project), 5%, 11/15/2034	335,000	367,962
Wisconsin Public Finance Authority Rev., (Kahala Nui Project), 5%, 11/15/2036	435,000	469,897
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	1,125,000	1,210,637
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	90,000	90,089
Wisconsin Public Finance Authority, Education Refunding Rev., (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4%, 7/15/2039 (n)	1,000,000	908,110
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	695,000	717,082
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	1,100,000	1,159,704
Wisconsin Public Finance Authority, Housing Rev. (Aggie Apartment Life Holding Corp. II LLC Project), 5%, 6/01/2034	1,100,000	1,175,088
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	84,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	312,436
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	605,000	594,469
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	770,000	792,933
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	726,875
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	542,373
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	253,203
Wisconsin Public Finance Authority, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-2”, 3.85%, 10/01/2025 (Put Date 10/01/2025)	750,000	750,000
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	855,000	904,840
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5%, 6/15/2030	185,000	196,563
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	175,000	189,725
16

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev., (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	$141,000	$70,888
		$16,380,795
Total Municipal Bonds (Identified Cost, $301,803,068)		$305,146,278
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$275,000	$229,590
Freddie Mac, 4.685%, 10/25/2040	356,089	365,439
Freddie Mac, 4.615%, 8/25/2041	381,514	388,072
Total Other Municipal Bonds (Identified Cost, $974,254)		$983,101
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	$500,000	$424,788
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	219,865	74,512
Total Bonds (Identified Cost, $565,882)		$499,300
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $91,258)	$160,102	$105,868
Mutual Funds (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $14,647,189)	14,645,429	$14,646,893
Other Assets, Less Liabilities – 0.2%		492,766
Net Assets – 100.0%		$321,874,206

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,646,893 and
$306,734,547, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,035,960, representing 2.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
17

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
18

MFS Municipal Intermediate Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $303,434,462)	$306,734,547
Investments in affiliated issuers, at value (identified cost, $14,647,189)	14,646,893
Cash	5,024
Receivables for
Investments sold	1,196,694
Fund shares sold	607,171
Interest and dividends	3,847,650
Receivable from investment adviser	17,037
Other assets	201
Total assets	$327,055,217
Liabilities
Payables for
Distributions	$19,484
When-issued investments purchased	4,547,066
Fund shares reacquired	480,500
Payable to affiliates
Administrative services fee	283
Shareholder servicing costs	45,794
Distribution and service fees	2,805
Accrued expenses and other liabilities	85,079
Total liabilities	$5,181,011
Net assets	$321,874,206
Net assets consist of
Paid-in capital	$321,936,889
Total distributable earnings (loss)	(62,683)
Net assets	$321,874,206
Shares of beneficial interest outstanding	34,728,020

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$201,529,445	21,737,877	$9.27
Class C	942,875	101,893	9.25
Class I	95,270,993	10,282,322	9.27
Class R6	24,130,893	2,605,928	9.26

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.68 [100 / 95.75 x $9.27]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements
19

MFS Municipal Intermediate Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 9/30/25 (unaudited) Net investment income (loss)
Income
Interest	$5,788,301
Dividends from affiliated issuers	215,809
Other	37
Total investment income	$6,004,147
Expenses
Management fee	$497,279
Distribution and service fees	237,296
Shareholder servicing costs	79,063
Administrative services fee	23,557
Independent Trustees' compensation	3,804
Custodian fee	30,702
Shareholder communications	4,549
Audit and tax fees	31,891
Legal fees	1,889
Registration fees	64,701
Miscellaneous	18,006
Total expenses	$992,737
Fees paid indirectly	(204)
Reduction of expenses by investment adviser	(138,151)
Net expenses	$854,382
Net investment income (loss)	$5,149,765
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(256,282)
Affiliated issuers	542
Net realized gain (loss)	$(255,740)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,132,583
Affiliated issuers	(419)
Net unrealized gain (loss)	$5,132,164
Net realized and unrealized gain (loss)	$4,876,424
Change in net assets from operations	$10,026,189
See Notes to Financial Statements
20

MFS Municipal Intermediate Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25
Change in net assets
From operations
Net investment income (loss)	$5,149,765	$7,104,172
Net realized gain (loss)	(255,740)	107,159
Net unrealized gain (loss)	5,132,164	(2,830,169)
Change in net assets from operations	$10,026,189	$4,381,162
Total distributions to shareholders	$(5,097,484)	$(7,047,203)
Change in net assets from fund share transactions	$73,325,405	$69,508,651
Total change in net assets	$78,254,110	$66,842,610
Net assets
At beginning of period	243,620,096	176,777,486
At end of period	$321,874,206	$243,620,096
See Notes to Financial Statements
21

MFS Municipal Intermediate Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.14	$9.24	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.30	$0.22	$0.13
Net realized and unrealized gain (loss)	0.13	(0.11)	0.04	(0.22)	(0.59)
Total from investment operations	$0.29	$0.21	$0.34	$0.00 (w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.21)	$(0.08)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.16)	$(0.31)	$(0.29)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.27	$9.14	$9.24	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	3.22 (n)	2.32	3.82	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79 (a)	0.83	0.85	0.93	0.97 (a)
Expenses after expense reductions (f)	0.69 (a)	0.70	0.70	0.70	0.70 (a)
Net investment income (loss)	3.55 (a)	3.41	3.26	2.38	1.46 (a)
Portfolio turnover rate	7 (n)	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$201,529	$173,884	$131,133	$97,424	$54,967

See Notes to Financial Statements
22

MFS Municipal Intermediate Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.13	$9.22	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.23	$0.16	$0.03
Net realized and unrealized gain (loss)	0.12	(0.10)	0.03	(0.22)	(0.56)
Total from investment operations	$0.25	$0.15	$0.26	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.22)	$(0.14)	$(0.03)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.22)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.25	$9.13	$9.22	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	2.72 (n)	1.67	2.94	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54 (a)	1.58	1.60	1.68	1.82 (a)
Expenses after expense reductions (f)	1.44 (a)	1.44	1.45	1.45	1.43 (a)
Net investment income (loss)	2.80 (a)	2.67	2.52	1.79	0.36 (a)
Portfolio turnover rate	7 (n)	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$943	$1,001	$873	$659	$74

Class I	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.14	$9.23	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.32	$0.23	$0.15
Net realized and unrealized gain (loss)	0.13	(0.10)	0.03	(0.20)	(0.60)
Total from investment operations	$0.30	$0.24	$0.35	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.33)	$(0.31)	$(0.23)	$(0.10)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.17)	$(0.33)	$(0.31)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.27	$9.14	$9.23	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	3.33 (n)	2.68	3.97	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.58	0.60	0.68	0.72 (a)
Expenses after expense reductions (f)	0.44 (a)	0.45	0.45	0.45	0.45 (a)
Net investment income (loss)	3.77 (a)	3.66	3.50	2.58	1.70 (a)
Portfolio turnover rate	7 (n)	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$95,271	$52,266	$35,663	$34,682	$20,041

See Notes to Financial Statements
23

MFS Municipal Intermediate Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.13	$9.23	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.32	$0.27	$0.08
Net realized and unrealized gain (loss)	0.13	(0.10)	0.05	(0.25)	(0.52)
Total from investment operations	$0.30	$0.24	$0.37	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.34)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.17)	$(0.34)	$(0.32)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.26	$9.13	$9.23	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	3.37 (n)	2.63	4.14	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48 (a)	0.52	0.53	0.60	0.85 (a)
Expenses after expense reductions (f)	0.38 (a)	0.38	0.38	0.37	0.37 (a)
Net investment income (loss)	3.83 (a)	3.72	3.58	2.94	0.93 (a)
Portfolio turnover rate	7 (n)	18	25	39	165 (n)
Net assets at end of period (000 omitted)	$24,131	$16,469	$9,108	$5,607	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
24

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
25

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$306,235,247	$—	$306,235,247
U.S. Corporate Bonds	—	499,300	—	499,300
Investment Companies	14,646,893	—	—	14,646,893
Total	$14,646,893	$306,734,547	$—	$321,381,440
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
26

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/25
Ordinary income (including any short-term capital gains)	$328,733
Tax-exempt income	6,718,470
Total distributions	$7,047,203
The federal tax cost and the tax basis components of distributable earnings were as follows:
27

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
As of 9/30/25
Cost of investments	$318,110,943
Gross appreciation	5,421,263
Gross depreciation	(2,150,766)
Net unrealized appreciation (depreciation)	$3,270,497
As of 3/31/25
Undistributed ordinary income	145,583
Undistributed tax-exempt income	624,497
Capital loss carryforwards	(3,151,768)
Other temporary differences	(705,308)
Net unrealized appreciation (depreciation)	(1,904,392)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,554,166)
Long-Term	(1,597,602)
Total	$(3,151,768)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/25	Year ended 3/31/25
Class A	$3,261,592	$5,053,916
Class C	13,588	24,691
Class I	1,451,660	1,527,748
Class R6	370,644	440,848
Total	$5,097,484	$7,047,203
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, this management fee reduction amounted to $19,950, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
28

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, this reduction amounted to $118,201, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,325 for the six months ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$232,381
Class C	0.75%	0.25%	1.00%	1.00%	4,915
Total Distribution and Service Fees					$237,296
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended September 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2025, were as follows:
Amount
Class A	$5,162
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2025, the fee was $1,687, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $77,376.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
29

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	13	$118
8/19/2024	Redemption	Class I	15	136
(4) Portfolio Securities
For the six months ended September 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $83,284,425 and $18,773,814, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,006,320	$45,518,009	7,131,517	$66,000,828
Class C	314	2,856	47,584	439,983
Class I	5,773,280	52,376,875	4,013,133	37,086,660
Class R6	1,390,100	12,621,515	976,340	9,010,298
	12,170,014	$110,519,255	12,168,574	$112,537,769
Shares issued to shareholders in reinvestment of distributions
Class A	347,707	$3,172,725	530,444	$4,898,344
Class C	1,492	13,588	2,680	24,691
Class I	158,520	1,446,698	164,653	1,519,682
Class R6	38,402	350,218	47,110	434,521
	546,121	$4,983,229	744,887	$6,877,238
Shares reacquired
Class A	(2,635,052)	$(23,985,588)	(2,838,228)	$(26,189,267)
Class C	(9,588)	(87,261)	(35,305)	(324,668)
Class I	(1,369,600)	(12,416,623)	(2,320,568)	(21,487,019)
Class R6	(626,112)	(5,687,607)	(206,988)	(1,905,402)
	(4,640,352)	$(42,177,079)	(5,401,089)	$(49,906,356)
Net change
Class A	2,718,975	$24,705,146	4,823,733	$44,709,905
Class C	(7,782)	(70,817)	14,959	140,006
Class I	4,562,200	41,406,950	1,857,218	17,119,323
Class R6	802,390	7,284,126	816,462	7,539,417
	8,075,783	$73,325,405	7,512,372	$69,508,651
30

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2025, the fund’s commitment fee and interest expense were $658 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,971,326	$67,196,904	$57,521,460	$542	$(419)	$14,646,893

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$215,809	$—
31

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Intermediate Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
32

MFS Municipal Intermediate Fund
Board Review of Investment Advisory Agreement
MFS Municipal Intermediate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I Shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period ended December 31, 2024 relative to the Broadridge performance universe. The Fund commenced operations on May 18, 2021; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
33

MFS Municipal Intermediate Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal-year period), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
34

MFS Municipal Intermediate Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
35

MFS Municipal Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Income Fund
Portfolio of Investments − 9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Alabama – 3.7%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$620,641
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	860,000	923,027
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	1,110,000	1,196,171
Baldwin County, AL, Industrial Development Authority, County Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	1,105,000	1,107,330
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	10,495,000	10,733,939
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	245,915
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,247,196
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,841,115
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	13,354,376
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	14,750,000	15,342,652
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	23,250,000	25,707,936
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	10,520,000	11,417,756
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,263,289
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	17,190,000	18,584,583
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	14,150,000	15,854,171
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,540,000	1,556,645
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,276,685
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	1,946,255
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	4,115,000	4,139,640
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,011,051
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	15,180,000	15,893,169
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	965,000	941,958
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	940,000	966,646
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,770,103
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,956,377
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,255,648
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,353,226
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	13,835,000	14,582,538
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	1,115,000	1,004,592
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,232,090
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	1,980,778
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	3,595,000	3,769,631
		$231,077,129
Alaska – 0.2%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$1,623,775
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	2,011,652
Alaska Railroad Corp., Cruise Port Rev., AGM, 6%, 10/01/2050	1,845,000	1,994,587
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	5,260,000	5,429,303
		$11,059,317
LMBFS-SEM
1

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – 1.7%
Arizona Board of Regents, State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$9,825,723
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	117,888
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	418,761
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	399,938
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	932,116
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	791,928
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	571,098
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	95,293
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	121,743
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	810,000	741,130
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	802,034
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,853,659
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,470,740
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	130,401
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	121,743
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	224,169
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	409,430
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	419,055
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2045	1,000,000	999,646
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2050	380,000	368,563
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5.25%, 7/01/2055	1,750,000	1,741,920
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5.25%, 7/01/2060	1,515,000	1,495,698
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	296,988
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	373,041
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	513,243
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	859,450
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	455,025
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	560,458
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	591,363
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,648,164
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,403,179
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	856,743
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	510,000	481,089
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,855,000	2,862,153
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,115,940
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	537,090
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	433,992
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	630,832
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,473,559
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,399,162
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	429,574
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	345,251
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,370,000	1,335,185
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	539,205
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,230,000	1,188,538
2

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	$2,460,000	$2,440,774
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	680,000	685,796
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	1,615,000	1,505,475
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	3,305,000	3,670,357
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	606,687
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,011,768
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	370,012
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,003
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	424,801
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	252,533
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	555,093
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	444,981
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	692,009
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	665,256
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	697,969
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	455,319
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,426,966
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,137,925
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,512,422
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	1,948,974
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	330,933
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	795,019
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	631,279
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	399,115
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	480,706
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	158,487
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	852,405
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	849,665
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	219,144
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	186,315
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	927,849
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	986,564
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,758,042
3

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	$1,180,000	$1,244,776
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,395,429
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	3,560,000	3,533,753
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,677,472
		$105,428,973
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$169,698
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	344,995
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	37,530
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,791,934
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,660,920
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,433,794
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	492,369
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	385,644
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	423,978
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	993,633
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	106,303
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	262,805
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	122,924
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	421,234
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,318,827
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,387,105
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,200,401
		$14,554,094
California – 5.5%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,589,147
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	3,695,000	939,606
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2051	8,000,000	2,320,212
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2052	6,000,000	1,651,302
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2053	6,000,000	1,566,371
Alameda, CA, Corridor Transportation Authority Rev., Subordinate Lien Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2049	6,270,000	1,995,256
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.125%, 7/01/2041	2,000,000	1,906,203
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	1,500,000	1,409,815
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	7,870,000	8,629,772
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	27,995,776
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	14,840,000	15,998,112
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	6,000,000	6,549,692
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	12,845,000	14,066,249
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	600,423
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,522,377	3,593,846
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	17,897,539	18,287,406
California Housing Finance Agency Municipal Certificates, “X”, 0.799%, 11/20/2035 (i)	51,737,924	2,185,974
California Housing Finance Agency Municipal Certificates, “X”, 0.792%, 8/20/2036 (n)	18,485,146	831,774
4

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	$6,245,000	$5,791,580
California Mountain House Financing Authority, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	965,752
California Mountain House Financing Authority, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	1,934,919
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	470,000	570,256
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,386,050
California Municipal Finance Authority Rev. (Healthcore Northbay Properties), “A”, 5.69%, 9/01/2035	7,565,000	7,712,137
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,196,848
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	1,061,515
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,957,082
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,408,909
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,254,148
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,422,329
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,220,382
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	1,625,000	1,625,724
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,047,045
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	407,999
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	394,117
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	331,927
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,105,000	1,092,526
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	448,811
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	698,016
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,055,056
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	2,740,000	2,292,578
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	815,456
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,194,169
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,290,000	1,281,130
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	392,339
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	741,912
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,717,565
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,141,509
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,084,920
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,240,323
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,791,954
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	390,000	399,559
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	379,511
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,392,631
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	596,508
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	6,810,000	5,675,975
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	8,606,280
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,718,880
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,747,141
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	12,325,000	11,229,665
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	10,305,000	9,316,912
5

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	$1,345,000	$1,435,027
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,065,313
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,326,995
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,428,475
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,436,528
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,859,088
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,086,231
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	649,741
Montebello, CA, Public Financing Authority, Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,145,082
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	1,465,000	1,591,017
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,193,850
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,734,135
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	147,764
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	71,499
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	123,931
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	203,395
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	112,997
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	158,334
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	109,954
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	580,113
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	6,964,420
River Islands, CA, Public Finance Authority, Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,637,158
Riverside County, CA, Transportation Commission Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,524,099
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,237,345
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,347,009
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,899,159
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,892,300
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,782,851
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	8,275,000	8,844,797
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	6,145,000	6,532,412
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,483,800
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	3,952,064
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,835,870
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,975,000	6,376,064
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	270,094
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,930,212
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	5,420,000	5,830,677
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,491,149
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,264,476
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	6,243,740
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	6,004,479
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	4,528,741
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,456,327
		$336,645,693
Colorado – 3.4%
Adams & Arapahoe Counties, CO, Joint School District No. 28 J, Certificates of Participation, BAM, 5.5%, 12/01/2050	$3,160,000	$3,377,996
Adams & Arapahoe Counties, CO, Joint School District No. 28 J, Certificates of Participation, BAM, 5.5%, 12/01/2054	4,855,000	5,170,643
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	325,000	336,159
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	655,396
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	57,726
6

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	$805,000	$805,311
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	2,869,588
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	4,770,194
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,381,724
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,475
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	335,000	335,433
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	385,000	385,958
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	721,008
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,370,082
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,467,043
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	244,465
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	290,052
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	300,073
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Liberty Common School Project), “A”, BAM, 5%, 1/15/2044	595,000	617,553
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Liberty Common School Project), “A”, BAM, 5%, 1/15/2049	2,075,000	2,134,895
Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,232,834
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,835,811
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	13,939,793
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,408,846
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,822,015
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	4,132,914
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	4,905,000	4,755,823
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	327,199
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	573,185
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,307,114
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,028,077
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,535,185
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,588,292
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	8,090,000	6,896,647
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,955,000	1,985,662
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	2,635,000	2,644,439
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,780,000	1,778,901
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,650,277
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	939,462
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,392,100
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,898,117
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,361,818
Colorado Health Facilities Authority, Hospital Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	16,897,267
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	596,983
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	344,531
7

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	$280,000	$267,484
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	266,906
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	227,362
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,647,434	1,638,241
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	2,135,000	2,165,351
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “F”, GNMA, 5.25%, 11/01/2052	4,170,000	4,334,061
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	14,695,000	15,586,200
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “H”, 4.25%, 11/01/2049	1,710,000	1,731,757
Colorado Regional Transportation District, Sales Tax Rev. (FasTracks Project), “A”, 5%, 11/01/2036	2,170,000	2,202,971
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,476,902
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,241,903
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2040	1,255,000	1,369,684
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2041	500,000	540,932
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2042	235,000	252,137
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2043	1,000,000	1,066,754
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,292,683
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	585,475
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	917,722
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	956,768
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	625,000	630,175
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,970,000	2,109,673
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	1,091,000	1,135,940
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	1,091,000	1,098,735
Erie, CO, Parkdale Community Authority, Limited Tax Supported Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	1,091,000	1,131,876
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	3,130,000	3,209,594
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,660,000	2,733,262
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,185,198
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,338,013
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,413,656
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,411,420
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,159,517
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,304,503
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,145,742
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	800,000	837,099
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	11,326,893
Sterling, CO, Water Resources & Power Development Authority Rev. (Wastewater Utility Enterprise Project), “A”, AGM, 5%, 9/01/2055	795,000	817,691
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,645,000	2,806,104
		$207,511,450
Connecticut – 0.7%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,343,296
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,910,000	1,996,837
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,195,000	2,007,872
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,104,431
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,320,894
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.75%, 11/15/2034	1,530,000	1,472,028
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2035	905,000	900,882
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2036	400,000	397,921
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4.25%, 11/15/2039	830,000	823,704
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,080,814
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	4,860,000	4,936,442
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,145,000	7,201,951
8

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Norwalk, CT, Housing Authority Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	$2,215,000	$2,201,981
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “C”, 4.75%, 10/01/2032	8,085,000	8,324,967
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	3,695,000	3,742,924
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	147,505
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	226,290
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	253,614
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	485,000	500,202
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	526,447
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	845,000	891,951
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	583,367
		$44,986,320
Delaware – 0.4%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$375,000	$375,067
Delaware Economic Development Authority, Retirement Communities Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “B”, 5.25%, 11/15/2053	3,670,000	3,674,745
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), HUD Section 8, 4.65%, 1/01/2041	19,624,158	20,188,374
		$24,238,186
District of Columbia – 0.5%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$2,400,000	$2,539,398
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,419,406
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,542,325	1,563,894
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	2,025,000	2,025,372
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,544,886
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	667,628
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,852,870
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,455,000	1,316,120
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,108,831
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	11,950,000	12,569,458
		$29,607,863
Florida – 6.6%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$520,000	$476,601
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	700,000	578,387
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053	3,935,000	4,068,544
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060	18,585,000	19,084,634
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	828,116
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,395,092
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,806,914
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,014
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	825,739
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	859,506
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,426,886
9

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	$3,540,000	$3,626,485
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,773,616
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	95,000	96,137
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5%, 5/01/2044	910,000	893,778
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	695,000	686,304
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.875%, 10/01/2045	340,000	350,432
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	3,875,000	3,995,538
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,377,002
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2049	2,000,000	2,061,204
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2054	2,115,000	2,159,723
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	467,047
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	75,000	76,170
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	395,000	398,989
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,185,000	3,189,700
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	60,000	60,569
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	125,328
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	362,251
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	1,350,000	1,291,633
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	775,000	739,519
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	96,300
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	405,355
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	240,495
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	829,362
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,205,566
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	220,000	214,219
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	395,000	367,864
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	775,000	663,647
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2050	865,000	887,243
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2055	1,750,000	1,767,291
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	116,429
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	190,364
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	251,607
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	167,603
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	147,292
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	173,854
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	306,960
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	907,301
Florida Development Finance Corp., Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,805,605
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	567,587
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	329,250
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	8,860,000	8,085,216
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	587,400
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	272,169
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	490,000	370,725
10

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	$9,850,000	$9,943,523
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	180,000	173,287
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	1,065,000	1,014,204
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	710,000	668,540
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	780,790
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,063,739
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	876,806
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	661,999
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	857,139
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,163,438
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,368,359
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,024,316
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	416,819
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	2,475,000	2,244,455
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,525,588
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	925,000	927,964
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	3,015,000	2,984,499
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	5,790,000	5,786,590
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	3,990,000	3,939,837
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,765,000	1,942,805
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	1,525,000	1,551,051
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	7,210,000	7,218,066
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.625%, 11/15/2045	890,000	925,078
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.75%, 11/15/2055	1,805,000	1,858,330
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	3,630,000	3,743,412
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	14,640,000	15,239,280
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	8,475,000	8,774,490
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	5,485,000	5,805,926
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	10,980,000	11,797,417
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,646,038
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050	2,990,000	3,107,578
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2054	3,135,000	3,243,750
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	7,255,000	7,506,668
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	370,480
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	19,530,000	20,827,161
JEA, FL, Water and Sewer System Rev., “A”, 5.5%, 10/01/2054 (u)	10,000,000	10,757,908
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	95,057
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	144,391
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	483,627
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,075,000	1,133,146
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,500,000	1,568,397
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,495,000	2,551,490
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	4,195,000	4,289,981
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	1,620,000	1,608,024
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	1,740,000	1,672,073
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “A”, 5.25%, 11/15/2054	3,195,000	3,162,032
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	930,000	938,042
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	720,000	725,104
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,880,000	2,858,709
11

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	$9,885,000	$9,349,332
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	9,275,556
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	6,138,537
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	8,310,654
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	6,860,000	7,133,097
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	7,565,000	7,990,439
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,650,330
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,351,468
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	185,000	185,155
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	110,028
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	185,047
Okaloosa, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.5%, 5/15/2045 (w)	890,000	897,027
Okaloosa, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2060 (w)	1,900,000	1,912,609
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	971,618
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	3,245,767
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,450,188
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	15,410,000	16,018,223
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2047	1,900,000	1,851,013
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	1,665,000	1,582,843
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	594,681
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	280,565
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	317,787
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	115,751
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	333,510
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	374,496
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	376,092
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	391,798
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	293,397
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5%, 10/01/2043	885,000	881,516
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2048	1,800,000	1,794,692
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	2,730,000	2,682,826
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	756,348
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	970,558
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	704,814
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	485,220
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	767,558
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	461,744
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,635,236
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	6,776,227
12

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.5%, 10/01/2045	$1,500,000	$1,521,932
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2055	2,200,000	2,252,314
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	1,500,000	1,528,716
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,642,204
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	4,724,736
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	551,414
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	704,962
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	144,476
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,386,053
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,407,242
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,480,644
Pompano Beach, FL, Rev. (John Knox Village Project), 5%, 9/01/2039	640,000	639,966
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	13,610,000	11,955,807
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	84,372
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	79,146
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	83,812
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	73,697
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	78,023
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	344,452
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	241,824
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	224,053
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	206,022
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2025 (d)	42,763	18,816
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	862,688
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	796,309
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	417,316
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	606,904
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	269,508
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	349,945
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	329,883
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	422,035
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	175,121
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	163,501
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,750,000	3,364,133
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,624,146
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	565,000	540,373
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	695,000	673,049
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	420,000	421,345
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	240,000	227,860
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	200,000	185,785
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	620,000	621,880
13

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	$325,000	$331,611
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	225,000	216,999
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	492,342
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	935,000	933,025
		$410,030,153
Georgia – 3.1%
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2038	$4,680,000	$4,607,264
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2039	6,860,000	6,674,212
Atlanta, GA, Airport Rev. (Green Bonds), “B-1”, 5.5%, 7/01/2055 (u)	5,490,000	5,807,495
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	5,742,000	5,038,429
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,305,000	5,384,509
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	1,010,200
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	921,760
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,375,813
Augusta, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.125%, 4/01/2053	9,155,000	9,355,776
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,329,410
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	626,866
Burke County, GA, Development Authority, Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “C”, 4.125%, 11/01/2045	2,000,000	1,798,411
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,144,403
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	505,353
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	860,358
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	4,010,000	4,293,513
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2045	105,000	103,031
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2050	375,000	359,221
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	500,000	459,629
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	4,715,000	4,693,885
Fulton County, GA, Development Authority, Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,332,459
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	5,269,019
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	195,000	195,167
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.6%, 12/01/2054	7,000,000	6,893,903
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	678,661
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,457,568
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,756,208
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	1,470,000	1,489,067
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,644,187
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	11,585,000	12,603,233
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,683,865
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	14,603,081
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,636,555
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 5/01/2054 (Put Date 12/01/2030)	8,570,000	9,181,194
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 4%, 1/01/2046	945,000	885,070
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,193,424
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,526,181
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	552,583
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,115,794
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,545,977
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,778,214
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,742,548
14

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	$155,000	$149,471
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	195,000	185,641
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	165,000	154,908
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,172,792
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	3,952,196
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.125%, 6/01/2050	1,125,000	1,119,180
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	1,665,000	1,655,332
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	2,295,000	2,250,842
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	6,825,000	6,831,194
		$188,585,052
Guam – 0.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$2,235,000	$2,076,018
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,005,000	6,005,193
		$8,081,211
Hawaii – 0.1%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$2,515,000	$2,633,456
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	3,880,000	4,134,194
		$6,767,650
Idaho – 0.0%
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2044	$450,000	$452,968
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2049	665,000	658,905
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	445,000	428,668
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	535,000	551,153
		$2,091,694
Illinois – 5.9%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2050	$3,280,000	$3,224,409
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2039	865,000	888,614
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	7,230,000	6,723,747
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,945,671
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,223,442
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	926,891
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,571,905
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,734,551
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	795,000	803,392
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	795,000	801,922
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	1,405,000	1,392,130
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	3,000,000	2,954,299
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,100,000	2,023,511
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	17,805,000	18,037,889
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	6,350,000	6,603,021
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,345,000	1,388,431
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	2,000,000	2,000,543
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	9,929,935
15

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	$3,665,000	$3,685,843
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,070,000	1,126,566
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	715,000	762,978
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	576,968
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,546,528
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,160,000	2,268,017
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,350,250
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	802,101
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	877,031
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,306,123
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	838,888
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	5,737,015
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,622,758
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	7,535,000	7,677,103
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,383,216
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,757,543
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	436,183
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,819,393
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,890,837
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,530,825
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,439,077
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	380,000	376,543
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,333,828
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	7,305,000	7,603,344
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,260,250
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,644,026
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	849,605
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,262,720
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	5,931,268
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	3,340,000	3,519,088
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.75%, 1/01/2048	1,975,000	2,103,841
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	2,035,000	2,119,263
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,426,290
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	1,055,000	1,112,855
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	6,880,361
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,613,110
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,274,606
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,857,671
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	4,115,000	4,307,397
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,476,580
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,159,253
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	7,921,435
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,189,671
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,354,055
Illinois Finance Authority Rev. (Ascension Health), “C”, 5%, 2/15/2041 (Prerefunded 2/15/2027)	580,000	599,868
Illinois Finance Authority Rev. (Ascension Health), “C”, 5%, 2/15/2041	630,000	637,105
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	338,258
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	400,317
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	234,129
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	417,123
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	351,593
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,142,917
16

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	$7,265,000	$7,272,404
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,742,164
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,493,548
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	2,023,741
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,684,745
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	405,423
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	807,503
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	645,000	638,787
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	630,000	612,299
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,882,644
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	775,000	771,828
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	336,301
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	379,906
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	250,000	227,174
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	2,076,920
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,438,748
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	6,000,000	6,263,285
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 11/01/2044 (Put Date 11/03/2025)	6,565,000	6,566,413
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	158,043
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	390,531
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	1,935,474
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	360,739
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	1,500,000	1,518,006
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,788,030	7,092,825
Illinois Housing Development Authority Rev., “A”, GNMA, 4.8%, 10/01/2043	10,180,000	10,266,041
Illinois Housing Development Authority Rev., “A”, GNMA, 4.9%, 4/01/2047	2,660,000	2,684,565
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	1,440,000	1,424,494
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,176,124	2,892,604
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,169,366	2,886,450
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	2,892,041	2,633,881
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	1,990,269	1,812,606
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	201,723
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	642,409
Macon County, IL, Decatur School District No. 61, General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,486,126
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	606,784
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	621,776
Northeastern, IL, University Certificates of Participation (Capital Improvement Projects), BAM, 5.75%, 7/01/2045	1,345,000	1,432,428
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,274,766
Southern Illinois University Housing & Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	520,227
Southern Illinois University Housing & Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	783,694
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2039	350,000	377,905
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2040	320,000	341,034
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2041	425,000	448,901
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2042	500,000	523,636
17

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2043	$525,000	$546,570
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2044	250,000	258,980
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	860,000	876,984
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,617,607
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,390,394
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,490,721
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,278,998
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,088,715
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	10,925,893
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2047	800,000	826,824
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	3,872,435
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2048	800,000	823,821
State of Illinois, General Obligation, Taxable, “B”, 5.25%, 5/01/2049	800,000	822,326
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,375,510
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,211,902
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,530,453
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	546,920
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	684,974
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	940,897
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,395,839
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,577,596
Will County, IL, Joliet School District No. 86 General Obligation, BAM, 4%, 1/01/2049	1,795,000	1,663,548
		$364,997,324
Indiana – 1.4%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 7/15/2058	$5,000,000	$5,513,624
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	16,030,000	17,676,678
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,660,000	1,631,487
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	5,350,000	5,296,949
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2048	1,035,000	1,101,885
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	5,325,000	5,640,660
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	209,205
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	135,887
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	2,230,217
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,709,106
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,883,735
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	305,000	306,736
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	1,090,000	1,072,803
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	1,465,000	1,441,967
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	1,475,000	1,463,547
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	1,023,161
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	846,574
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,592,720
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	660,000	656,851
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	80,000	80,360
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “F-1”, BAM, 5.25%, 3/01/2067	7,815,000	8,064,096
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	685,000	710,264
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	770,000	803,424
18

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	$4,130,000	$4,304,712
Northern Indiana Commuter Transportation District, Limited Obligation Consolidated Rev., 5.25%, 1/01/2049	3,000,000	3,178,721
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	796,000	808,821
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	11,168,239
		$84,552,429
Iowa – 0.3%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$616,101
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	485,906
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	818,222
Iowa Finance Authority, Senior Housing Rev. (Presbyterian Homes Mill Pond Project), 5.75%, 10/01/2055 (w)	1,120,000	1,127,140
Iowa Finance Authority, Senior Housing Rev. (Presbyterian Homes Mill Pond Project), 5.875%, 10/01/2065 (w)	1,700,000	1,707,823
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	180,000	180,731
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	1,705,000	1,683,889
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	4,470,000	4,419,400
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	616,729
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	662,137
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	485,000	403,061
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	739,751
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	95,000	91,694
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	4,615,000	3,568,464
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	1,210,000	1,148,623
		$18,269,671
Kansas – 0.4%
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	$1,270,000	$1,161,204
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	969,600
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	472,503
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	1,208,263	1,187,510
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	415,621
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,360,312
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	850,986
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	889,259
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	937,591
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	1,022,504
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,122,229
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,890,316
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,489,643
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	925,276
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	687,646
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,283,902
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,332,187
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	915,000	916,930
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,465,000	1,406,629
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	101,450
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	484,187
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	245,000	239,160
		$25,146,645
Kentucky – 0.8%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,846,460
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,383,535
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,130,420
19

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	$1,990,000	$2,005,042
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,306,225
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,021,091
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,617,338
Kentucky Economic Development Finance Authority, Louisville Arena Project Refunding Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	702,276
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,322,789
Kentucky Municipal Energy Agency, Power System Rev. (Energy Center I Project), AGM, 5%, 1/01/2055	7,815,000	7,990,698
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	185,000	168,181
Trimble County, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	9,346,017
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2049	2,000,000	2,073,585
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2054	7,000,000	7,200,364
		$46,114,021
Louisiana – 1.3%
East Baton Rouge, LA, Sewerage Commission, Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,968,537
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	2,335,000	2,343,204
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,590,000	1,586,472
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,470,000	2,714,971
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,016,948
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	460,128
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,697,308
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	285,000	285,869
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	867,011
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,226,514
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	782,113
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	3,937,683
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	10,735,000	11,017,643
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	7,810,000	7,812,580
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	2,580,480
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	1,664,381
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	5,526,599
New Orleans, LA, Aviation Board General Airport Refunding Rev., “B”, AGM, 5.25%, 1/01/2042	4,000,000	4,241,136
New Orleans, LA, Aviation Board General Airport Refunding Rev., “B”, AGM, 5.25%, 1/01/2043	11,000,000	11,594,714
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	964,357
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,905,000	2,012,932
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,440,000	2,572,045
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2054	2,265,000	2,296,429
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	722,598
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	880,153
		$79,772,805
20

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maine – 0.5%
Maine Finance Authority Rev. (University of New England), 5.5%, 7/01/2055	$6,145,000	$6,485,069
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	935,000	920,568
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2028	395,000	415,203
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2029	395,000	417,877
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2030	395,000	422,160
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2032	995,000	1,083,209
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2033	965,000	1,053,392
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4%, 12/01/2034	1,105,000	1,102,356
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.125%, 12/01/2035	980,000	975,496
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.25%, 12/01/2036	970,000	967,934
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.625%, 12/01/2040	860,000	850,092
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2041	860,000	853,811
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2042	810,000	803,371
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2043	560,000	558,434
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2044	535,000	529,275
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,174,635
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	950,878
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	984,760
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,204,878
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,692,866
Maine Health & Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,530,600
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	1,235,000	1,245,422
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,130,000	1,170,541
		$31,392,827
Maryland – 1.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	$380,000	$383,610
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	800,503
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,907,406
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,594,951
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	1,032,910
Baltimore, MD, Project Rev. (Water Projects), “A”, 5%, 7/01/2041	3,935,000	3,978,166
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,241,991
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	250,000	249,831
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	339,182
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	675,000	639,428
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	147,394
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	149,263
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	793,409
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048	2,945,000	2,995,932
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048	2,380,000	2,412,589
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	15,760,000	17,747,301
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	8,120,000	8,447,984
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,895,000	2,940,872
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	554,380
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park-Leonardtown Project), AGM, 5.25%, 7/01/2064	3,985,000	4,067,327
21

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	$615,000	$599,070
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	601,734
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	130,400
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	345,670
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	945,638
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,078,649
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,340,000	1,365,619
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,849,768
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,367,403
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,948,542
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	908,059
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,291,909
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	759,027
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	19,390,000	20,488,684
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	149,579
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	235,162
		$92,489,342
Massachusetts – 2.6%
Commonwealth of Massachusetts Transportation Rev., “A”, 5%, 6/01/2043	$7,310,000	$7,448,082
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,460,000	1,474,483
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	585,000	580,072
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,839,200
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2031	890,000	959,257
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2032	905,000	970,362
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	6,700,000	5,967,693
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,378,814
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	12,205,000	13,049,989
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	200,425
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,583,275
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	498,803
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	1,375,000	1,377,269
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	2,089,552
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	17,000,000	17,561,059
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	485,000	472,646
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	4,405,000	4,133,092
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,405,000	1,422,627
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,830,000	1,781,539
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	6,355,000	5,998,787
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,054,233
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	390,186
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	951,411
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	125,000	128,868
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,635,000	1,744,546
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,305,505
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	4,085,000	4,035,932
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2060	1,365,000	1,395,471
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2065	1,865,000	1,903,759
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,035,581
22

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	$1,470,000	$1,475,090
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,496,681
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,701,424
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2032	670,000	737,555
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2033	415,000	452,418
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	865,893
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	6,863,319
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,580,000	1,737,859
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,730,238
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	25,000	24,830
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	295,000	242,308
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	7,595,000	7,633,924
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	10,000	9,813
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,100,000	7,361,864
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	5,805,000	5,553,307
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,178,597
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	3,975,233
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,420,690
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	413,759
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	823,708
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,172,902
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,665,577
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,219,217
		$158,488,724
Michigan – 1.4%
Board of Trustees of Northern Michigan University Rev., “A”, 5.5%, 6/01/2050	$270,000	$290,361
Board of Trustees of Northern Michigan University Rev., “A”, 5.5%, 6/01/2055	4,000,000	4,274,479
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,539,242
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,515,070
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	999,822
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	6,635,000	6,577,232
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,236,200
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,330,000	1,248,024
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,200,000	1,239,103
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,860,000	3,098,694
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,909,326
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,389,100
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	819,461
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,629,780
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,285,000	2,301,370
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,246,023
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.75%, 10/01/2059	15,980,000	15,884,216
Michigan Housing Development Authority, Single-Family Mortgage Rev., “D”, 6.25%, 6/01/2055	7,685,000	8,475,107
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,874,638
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,342,285
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,273,236
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5.75%, 12/01/2050	485,000	527,290
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	370,115
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	805,010
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	838,919
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	917,737
		$87,621,840
23

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – 0.8%
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2044	$655,000	$669,841
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2047	565,000	568,358
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	4,795,000	4,539,148
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	840,000	812,059
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,197,943
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	460,319
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,065,927
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,030,549
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,351,099
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,594,584
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	245,013
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	5,255,000	5,453,432
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,180,000	1,191,810
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,372,601
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	6,820,000	6,914,252
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,174,054
St. Cloud, MN, Health Care Rev. (Centracare Health System), 5%, 5/01/2054	14,350,000	14,574,613
St. Cloud, MN, Health Care Rev. (Centracare Health System), “A”, 5%, 5/01/2046	2,865,000	2,873,408
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	224,012
		$51,313,022
Mississippi – 0.7%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$5,760,000	$5,166,445
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,160,750
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	770,000	779,401
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,176,488
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	396,545
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	405,000	407,847
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	375,000	451,693
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2049	935,000	1,127,732
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,474,165
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	595,000	572,965
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	319,023
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	991,303
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	685,523
Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	10,990,000	10,250,333
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	7,649,402
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	3,980,000	4,335,817
		$39,945,432
Missouri – 1.1%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$10,000,000	$10,438,777
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	5,250,000	5,480,358
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	7,939,943
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,426,930
24

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	$160,000	$159,097
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	1,825,000	1,756,273
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	912,780
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	284,798
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	336,454
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,405,000	1,119,961
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048	3,995,000	4,238,972
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,187,210
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,641,240
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,654,558
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,446,826
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,055,087
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	15,000	15,000
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	1,240,000	1,250,513
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	5,245,000	5,657,100
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	290,000	277,704
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	215,000	190,414
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,080,962
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	115,030
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	93,456
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	178,442
St. Louis, MO, Airport Rev. (Lambert International Airport), “B”, AGM, 5.25%, 7/01/2054	1,895,000	1,949,007
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	110,000	105,793
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	528,855
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,546,289
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	1,205,000	1,209,718
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,428,813
		$68,706,360
Montana – 0.0%
Montana Board of Housing Single Family Program, HUD, “A-2”, 3%, 12/01/2043	$20,000	$19,964
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$729,030
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,125,000	1,133,157
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5.25%, 12/15/2054	5,935,000	6,124,545
		$7,986,732
Nevada – 0.3%
Clark County, NV, School District, General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$716,864
Clark County, NV, School District, General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,548,211
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	245,000	245,217
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	500,182
25

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	$1,005,000	$995,552
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	567,910
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,583,569
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	1,370,000	1,353,483
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	335,219
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	416,419
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	2,195,000	2,255,001
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,785,000	1,828,196
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,420,000	1,437,285
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,945,000	1,968,676
		$16,751,784
New Hampshire – 3.5%
National Finance Authority, NH, Lease Rent Rev. (Centurion BioSquare, Inc.), “A”, 5.88%, 12/15/2038	$27,905,000	$28,360,449
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	16,680,000	16,963,758
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion BioSquare, Inc.), “B”, 9.58%, 12/15/2038	1,680,000	1,703,528
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	1,200,000	1,239,212
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,618,888
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,089,378
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	13,890,000	13,932,489
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,211,163	9,105,910
National Finance Authority, NH, Municipal Certificates, “2-A”, 3.875%, 1/20/2038	7,470,106	6,934,123
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/20/2041	5,992,103	5,732,858
National Finance Authority, NH, Municipal Certificates, “4-B”, 4.18%, 5/20/2042	5,630,341	4,941,169
National Finance Authority, NH, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,381,462	6,415,772
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	5,177,642	4,987,745
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	6,386,000	6,127,351
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.168%, 1/20/2041	1,842,046	1,680,383
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	28,036,215	1,187,508
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	4,515,908	4,383,447
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,885,136
National Finance Authority, NH, Resource Recovery Refunding Rev., “B”, 4.625%, 11/01/2042 (n)	1,855,000	1,670,998
National Finance Authority, NH, Rev. (Abilene Christian University Energy Projects), “A”, 5%, 11/01/2049	5,000,000	5,024,827
National Finance Authority, NH, Rev. (Abilene Christian University Energy Projects), “A”, 5.25%, 11/01/2054	4,805,000	4,886,248
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	2,160,000	2,153,242
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	23,440,000	24,476,385
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	915,000	927,180
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	748,354
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	2,333,000	2,333,030
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	4,804,000	4,817,377
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	3,914,000	3,927,873
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	5,899,000	5,899,393
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	4,477,000	4,488,026
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,920,000	11,029,340
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “E”, GNMA, 6.25%, 7/01/2055	11,465,000	12,858,260
New Hampshire National, NH, Municipal Certificates, “A-2”, 4.216%, 11/20/2042	9,361,976	8,620,962
		$213,150,599
26

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – 2.4%
Atlantic City, NJ, Tax Appeal Refunding (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$3,875,000	$3,990,372
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	236,804
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	647,011
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	591,847
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	1,943,292
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “N1”, AAC, 5.5%, 9/01/2026	2,775,000	2,847,100
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	370,831
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,706
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,117,253
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,311
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	865,162
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,231,698
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,346,668
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	1,850,000	1,911,629
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	1,885,000	1,948,009
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	2,000,000	1,966,181
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,030,000	2,032,777
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,190,618
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,715,241
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,540,018
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,736,503
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	1,670,000	1,720,235
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	11,420,000	10,823,408
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	795,000	773,135
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	8,610,000	8,568,719
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	331,596
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	461,060
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,205,325
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,181,797
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	3,025,000	2,935,937
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,275,000	1,195,704
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev. (Immediate Delivery), “C-1”, 5.5%, 12/01/2055	2,325,000	2,337,799
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4.25%, 12/01/2045	12,265,000	12,045,227
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,475,000	1,413,735
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	1,005,000	995,332
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	493,851
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	5,170,000	5,167,161
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	5,570,000	5,484,308
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,461,108
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,450,705
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,436,715
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	3,975,000	3,971,001
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	909,183
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,272,353
27

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	$840,000	$881,538
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	955,000	918,937
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,030,443
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	2,405,000	2,856,148
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	12,158,358
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	2,009,118
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,978,492
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	5,010,000	4,573,285
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	2,097,474
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,730,000	3,507,385
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	3,249,838
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	335,000	330,123
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 5%, 7/01/2044	500,000	498,920
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	620,309
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	2,908,245
		$148,199,038
New Mexico – 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$365,000	$367,462
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	765,000	766,939
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	4,285,000	4,497,102
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	115,000	111,185
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	425,000	434,231
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	163,895
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	161,429
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	407,244
		$6,909,487
New York – 6.6%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	$790,000	$806,242
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,307,456
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,061,801
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	976,666
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,038,445
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	14,120,000	13,741,752
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	276,449
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	2,021,847
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,609,817
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	2,001,930
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.375%, 12/01/2046	430,000	456,116
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	455,000	478,826
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	2,145,000	2,211,783
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	3,725,000	3,831,193
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	364,861
New York Dormitory Authority Rev. (New School), “A”, 4.25%, 7/01/2050	2,200,000	1,988,589
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	3,974,014
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,029,621
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	7,835,000	8,188,948
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	840,000	781,983
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,785,000	5,036,398
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	13,872,747
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2044	685,000	722,508
28

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Dormitory Authority, Montefiore Obligated Group Rev., 5.5%, 11/01/2047	$750,000	$783,810
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	250,000	252,307
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	15,300,000	15,299,914
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,510,419
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,461,575
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,181,240
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,121,512
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,446,329
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,724,187
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,597,110
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,885,732
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,591,560
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	995,936
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	4,360,000	4,555,912
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,102,742
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	13,295,000	13,570,282
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	10,020,000	10,207,698
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	3,245,000	2,049,363
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	20,015,000	20,856,779
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	5,780,000	5,767,744
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	29,265,000	29,278,892
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	29,020,000	29,379,056
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	10,000,000	9,900,708
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	41,675
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	374,584
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	6,270,000	6,255,413
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	5,350,000	5,302,079
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	1,443,121	1,484,407
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	2,426,471	2,503,137
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,776,337
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.75%, 11/01/2048	1,645,000	1,655,540
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.85%, 11/01/2053	835,000	842,128
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	2,625,000	2,647,407
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,512,601
29

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, Housing Finance Agency, State Personal Income Tax Rev., “A-1”, 5%, 6/15/2054	$4,000,000	$4,093,274
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,090,000	1,090,330
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,699,778
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,515,807
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,105,155
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,597,547
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,740,346
New York, NY, Transitional Finance Authority, “A”, 4%, 11/01/2034	790,000	809,059
New York, NY, Transitional Finance Authority, “C”, 4%, 2/01/2041	6,035,000	5,872,601
New York, NY, Transitional Finance Authority, “C-1”, 4%, 5/01/2045	7,865,000	7,389,327
New York, NY, Transitional Finance Authority, “D”, 5.5%, 5/01/2052	3,000,000	3,246,627
New York, NY, Transitional Finance Authority, “F”, 4%, 2/01/2051	15,000,000	13,901,328
New York, NY, Transitional Finance Authority, “F-1”, 5.25%, 2/01/2053	3,500,000	3,681,577
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,878,340
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	1,092,328
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,022,199
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,498,909
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	7,892,521
Port Authority of NY & NJ (223rd Series), 4%, 7/15/2038	2,210,000	2,177,200
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,478,537
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,824,936
Schenectady County, NY, Capital Resource Corp. Rev. (Union College Project), 5.25%, 7/01/2052	555,000	575,913
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,098,649
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,551,515
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,170,183
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,426,885
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,602,525
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,272,703
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	2,020,480
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,680,106
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	871,286
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,136,036
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	7,755,624
Triborough Bridge & Tunnel Authority Rev., NY, Sales Tax Rev. (MTA Bridges and Tunnels), “A-1”, 5.25%, 5/15/2064	20,000,000	21,041,752
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	1,205,000	1,230,733
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	1,465,000	1,566,869
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,675,000	1,788,647
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	590,000	598,537
		$409,692,276
North Carolina – 0.9%
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	$735,000	$751,970
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	812,158
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	1,290,000	1,335,184
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	575,000	579,955
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	6,460,000	6,382,457
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,005,000	3,321,524
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	221,582
30

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	$1,070,000	$1,034,813
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	334,316
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	6,585,000	5,307,673
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	449,709
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	155,300
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	35,000	35,000
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	205,276
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	225,303
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	729,982
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	690,007
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	690,000	678,908
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,099,353
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-1”, 4.75%, 9/01/2029	410,000	410,104
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-2”, 4.5%, 9/01/2029	625,000	625,163
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-3”, 4.25%, 9/01/2028	1,090,000	1,090,299
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2044	570,000	570,740
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	150,000	147,651
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	481,901
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	941,587
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,921,805
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,651,762
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,292,344
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,608,395
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2050	9,265,000	2,896,624
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2051	9,000,000	2,663,463
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2053	4,500,000	1,195,296
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,072,251
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	846,756
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	842,366
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,198,368
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	970,875
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,037,495
		$55,815,715
North Dakota – 0.3%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$535,000	$545,195
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,315,000	1,331,286
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	2,480,000	2,496,593
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	1,915,000	1,989,887
31

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – continued
North Dakota State Board of Higher Education, Housing & Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	$1,845,000	$1,845,024
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	3,074,945
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,791,462
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	149,649
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	1,071,604
		$15,295,645
Ohio – 3.5%
Bedford, OH, School District General Obligations, School Improvement, BAM, 5.5%, 12/01/2058	$5,945,000	$6,263,285
Brunswick, OH, School District, Classroom Facilities & School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	4,585,000	4,760,106
Brunswick, OH, School District, Classroom Facilities & School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	8,919,266
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	11,550,000	9,696,156
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	13,285,000	11,332,601
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	580,000	574,810
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	6,275,000	6,345,499
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	28,125,000	29,460,350
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 5.25%, 5/15/2045	320,000	327,914
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 5.5%, 5/15/2055	1,200,000	1,227,395
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,870,418	3,812,726
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	11,060,000	10,836,366
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	3,200,000	2,912,943
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	2,730,000	2,672,775
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2052	1,575,000	1,459,731
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	8,630,000	8,629,749
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	890,000	885,807
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	2,072,479
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	520,489
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	290,000	239,039
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,415,000	1,472,601
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	1,700,000	1,761,065
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,011,825
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.5%, 12/01/2050	340,000	349,413
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.5%, 6/01/2055	1,510,000	1,548,838
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	3,375,000	3,127,872
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2050	770,000	779,298
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	1,415,000	1,427,022
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), 5%, 1/01/2051	3,340,000	3,161,138
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	250,000	260,624
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.5%, 1/01/2043	755,000	780,080
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	1,420,000	1,461,351
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2053	700,000	720,654
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2055	550,000	565,880
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2061	430,000	441,105
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,772,534
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,258,404
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,555,000	1,334,579
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	825,408
32

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	$1,775,000	$1,695,755
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	728,163
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “B”, 3.7%, 7/01/2028	3,500,000	3,503,877
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	5,275,000	5,283,006
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.7%, 4/01/2028	3,000,000	3,003,418
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,669,145
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,165,911
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,485,981
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	2,930,000	2,947,972
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,149,807
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,866,907
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,371,905
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2049	2,060,000	2,092,628
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	3,245,000	3,278,291
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	3,180,000	3,255,492
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	8,260,000	8,394,305
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,955,000	4,016,771
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	488,789
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	466,717
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	427,765
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2048	400,000	415,120
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2058	270,000	278,543
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	450,000	464,238
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2049	4,525,000	4,529,763
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	575,000	570,613
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2049	2,000,000	1,931,376
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2052	2,000,000	1,900,282
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2049	740,000	767,017
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2053	2,850,000	2,950,287
		$214,109,021
Oklahoma – 0.6%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$3,120,000	$2,104,030
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,715,000	2,236,659
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	80,000	72,560
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,986,389
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	3,961,924
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	908,230
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	316,827
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	899,100
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	9,390,000	9,405,108
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,087,000	6,004,237
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	670,000	681,239
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	5,960,000	6,617,607
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	1,300,000	1,486,835
		$38,680,745
33

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – 0.8%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$3,015,000	$2,602,840
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,370,000	2,001,394
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,291,150
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	7,959,788
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	655,000	661,268
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	14,015,000	14,583,870
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	2,428,000	2,388,506
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,059,476
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	10,965,000	11,348,679
Redmond, OR, Full Faith & Credit (Airport Expansion Project), “A”, 5.5%, 6/01/2052	2,440,000	2,577,195
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	575,000	572,360
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	603,000
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,188,522
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	580,000	490,655
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,758,271
		$52,086,974
Pennsylvania – 6.3%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$2,350,000	$2,198,942
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	1,245,000	1,148,411
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	3,185,000	3,332,346
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	11,690,000	12,418,043
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	5,175,000	5,389,281
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	7,955,000	8,411,673
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	5,185,000	4,677,503
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	917,952
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	876,092
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,630,000	1,498,339
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	160,000	165,623
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)	330,000	337,305
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	575,000	588,295
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	138,652
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	329,998
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	816,528
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	1,260,000	1,263,140
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	580,000	590,639
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	859,846
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	398,064
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	397,415
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,946,322
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,810,743
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	676,926
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,420,000	2,529,493
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	19,469,000	17,604,392
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	8,606,000	6,069,976
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	3,279,000	3,235,376
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	728,172
34

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	$7,225,000	$6,126,273
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,809,439
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	535,000	412,068
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	884,013
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	400,674
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	475,606
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	1,160,000	1,197,361
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,955,000	2,012,122
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	415,000	401,286
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	95,000	94,872
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	2,935,764
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	800,000	849,674
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	442,882
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.72% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	5,755,000	5,378,938
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	1,050,000	1,138,204
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	420,000	385,916
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	50,000	53,999
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	415,000	419,552
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2035	200,000	213,745
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2038	340,000	354,994
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 5%, 5/01/2048	275,000	266,936
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	350,000	351,929
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2054	400,000	385,600
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2059	280,000	266,513
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	2,235,000	2,244,792
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	7,900,000	6,836,095
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	6,134,755
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	216,189
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	763,956
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	558,858
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	574,025
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,815,974
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,400,168
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,272,126
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,560,073
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,524,568
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,741,601
Montgomery County, PA, Higher Education & Health Authority Rev.(Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,554,803
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	790,388
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	6,480,973
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “A”, 5.25%, 11/15/2053	1,500,000	1,501,939
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,820,000	1,807,061
Montour County, PA, Geisinger Authority, Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,549,797
Montour County, PA, Geisinger Authority, Health System Rev., “A”, 4%, 4/01/2050	5,000,000	4,429,961
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke's University Health Network Project), “A-1”, AGM, 5.25%, 8/15/2053	13,560,000	14,197,705
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2032	355,000	363,122
35

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2033	$475,000	$483,866
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	972,063
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	630,000	574,174
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,180,000	1,173,891
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,755,000	1,768,925
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	940,000	944,736
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	16,660,000	16,711,349
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	821,374
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	821,506
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	753,659
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	730,116
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	749,581
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	670,905
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	603,563
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	543,899
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	488,614
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	1,022,288
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	1,009,780
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,200,950
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	11,908,342
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	17,360,000	17,480,661
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,575,000	2,715,987
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,259,413
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	8,855,000	8,866,048
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	3,925,000	3,954,688
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2048	3,250,000	2,885,606
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	4,265,000	3,624,875
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	4,839,000	4,713,937
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	3,477,000	3,325,580
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	5,601,000	5,636,987
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	211,706
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	870,000	781,848
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	560,000	568,170
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	6,915,000	6,833,937
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A-1”, 4.75%, 6/01/2046	4,694,000	4,698,675
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	206,413
36

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “A”, 5.55%, 11/01/2042	$2,547,875	$2,791,478
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	800,000	801,182
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	430,000	430,636
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,027,164
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,179,867
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	9,655,000	10,249,417
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,612,396
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	755,000	778,082
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	560,000	572,362
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	8,835,996
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,293,789
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	3,937,897
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	251,267
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	965,000	965,755
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,202,791
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	846,137
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,544,584
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	325,933
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	359,536
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	171,788
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	12,225,000	13,152,843
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	1,545,000	1,585,431
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	6,530,000	6,696,510
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	350,000	359,922
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	400,000	412,479
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	670,000	670,029
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,450,138
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,178,314
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	355,000	355,063
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,860,000	1,866,884
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,355,974
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,329,840
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	915,000	933,016
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	206,088
Philadelphia, PA, School District General Obligation, Taxable, “A”, 5.5%, 9/01/2048	10,745,000	11,344,568
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 4.25%, 9/01/2053	2,910,000	2,743,233
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,203,518
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,191,889
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	65,045
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,083,539
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	350,157
37

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	$345,000	$345,007
		$391,708,432
Puerto Rico – 1.6%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$1,584,778	$1,695,331
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	2,704,937	2,997,506
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	1,459,691	1,443,286
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	2,865,019	2,794,166
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	1,126,601	1,069,145
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	1,531,429	1,371,343
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	1,592,259	1,374,312
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	1,878,095	1,341,367
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	2,150,900
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	3,476,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	5,473,150
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	2,058,425
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,405,000	1,362,465
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	380,000	380,043
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	367,355
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	2,811,925
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	29,968
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,079,966
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	940,000	941,305
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,755,000	3,784,499
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,455,000	2,474,357
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	369,437
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,472,750
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,435,000	1,446,016
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,610,000	1,611,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	311,095
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	93,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	766,000	748,327
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	1,988,000	1,868,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	24,407,000	23,554,510
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	5,124,000	4,902,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	1,435,000	1,332,270
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	11,027,000	9,020,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	10,791,000	8,104,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	6,188,000	2,102,164
		$97,413,644
Rhode Island – 0.5%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2043	$555,000	$590,158
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2044	1,000,000	1,056,952
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	525,000	526,245
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	550,994
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	661,588
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	687,884
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2044	700,000	716,743
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	235,000	241,246
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	726,779
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	590,022
38

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	$515,000	$549,409
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,400,000	1,224,012
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	5,895,000	5,676,408
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2043	6,980,000	6,653,911
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	4,130,000	3,904,227
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	3,535,000	3,448,141
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	886,874
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2037	3,015,000	2,959,530
		$31,651,123
South Carolina – 2.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2049	$1,910,000	$1,971,832
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	3,835,000	3,944,297
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	920,000	933,476
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	515,000	538,349
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,076,793
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “A-1”, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,352,458
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	13,450,000	14,679,582
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	5,560,000	6,350,485
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 5%, 1/01/2052	9,655,000	10,097,727
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	13,935,000	15,485,521
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	1,950,000	1,967,397
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	326,361
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	302,151
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	3,190,000	3,364,661
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	375,000	394,405
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	345,000	348,174
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,453,815
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	14,430,000	14,452,697
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,284,999
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,914,401
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	730,109
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	1,195,000	1,084,114
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,689,654
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,136,912
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,011,726
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,364,333
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2050	2,065,000	2,143,166
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	2,205,000	2,292,690
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,315,691
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	5,120,000	5,287,895
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2055	4,820,000	4,913,867
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,425,000	1,474,638
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	6,154,111
39

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	$2,910,000	$2,803,300
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	2,056,108
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,328,466
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	418,430
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,195,000	1,159,622
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,657,336
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,070,000	1,006,257
		$153,268,006
South Dakota – 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	$2,885,000	$2,915,783
Tennessee – 2.3%
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	$2,641,000	$2,623,976
Hamilton County & Chattanooga, TN, Sports Authority, Public Facilities Rev. (Stadium Project), “A”, 5.75%, 12/01/2050	1,500,000	1,663,920
Hamilton County & Chattanooga, TN, Sports Authority, Public Facilities Rev. (Stadium Project), “A”, 6%, 12/01/2055	1,455,000	1,639,776
Knox County, TN, Health Educational & Housing Facility, Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,543,006
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,226,326
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,491,599
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	1,470,000	1,505,783
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 4.5%, 7/01/2046	1,100,000	1,069,658
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2049	1,200,000	1,222,216
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2054	1,000,000	1,021,051
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2059	1,560,000	1,585,746
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	637,590
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	4,525,000	4,709,739
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	580,000	598,159
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	680,000	712,898
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	630,000	660,053
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,625,000	1,640,927
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.25%, 7/01/2064	2,115,000	2,158,589
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	275,000	279,894
Knoxville, TN, Metropolitan Airport Authority Rev., “A”, 5.25%, 6/01/2049	5,300,000	5,570,054
Knoxville, TN, Metropolitan Airport Authority Rev., “A”, 5.25%, 6/01/2054	7,250,000	7,575,118
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,250,323
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,386,944
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,537,818
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,685,659
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,846,209
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,585,463
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2053	1,200,000	1,248,182
40

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2056	$2,995,000	$3,111,019
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2053	4,795,000	4,980,868
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2056	5,565,000	5,772,859
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,409,067
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,261,154
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	7,885,685
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	8,995,306	8,840,614
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	344,373
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	464,355
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	336,592
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	263,526
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,748,051
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	8,245,000	8,916,843
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,210,000	1,228,635
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	663,279
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	490,000	491,378
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	520,000	523,754
		$143,918,728
Texas – 8.6%
Anna, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 2/15/2053	$795,000	$727,918
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.75%, 6/15/2055	610,000	613,194
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	3,640,000	3,663,909
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.75%, 6/15/2049	915,000	822,969
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2054	1,050,000	939,982
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	415,000	365,810
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2048	1,400,000	1,277,919
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2053	1,000,000	901,935
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4.125%, 8/15/2058	1,500,000	1,367,640
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.125%, 8/15/2042	2,915,000	2,839,636
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.375%, 8/15/2052	3,130,000	2,971,526
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,070,653
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,725,000	1,707,394
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,325,548
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	847,927
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	571,252
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	838,470
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	160,522
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	390,355
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	252,124
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	368,031
Belton, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	2,250,000	2,059,993
Bexar County, TX, Southwest Independent School District, Texas PSF, 4%, 2/01/2053	15,000,000	13,469,813
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	25,000	24,757
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	564,444
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	8,345,000	8,700,683
41

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	$5,245,000	$4,702,360
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	55,000	54,828
Brock, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 8/15/2048	7,975,000	7,387,199
Chambers County, TX, Public Facilities Corp. Lease Rev. (Justice Center Project), 5.5%, 6/01/2055	11,980,000	12,623,648
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2055	8,165,000	8,334,619
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 4.25%, 8/15/2052	2,500,000	2,301,029
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), “A”, Texas PSF, 5.25%, 2/15/2049	3,930,000	4,104,919
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,662,172
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	390,000	347,900
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	891,034
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	275,000	237,293
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	406,341
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	238,165
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	8,960,000	8,482,744
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A1”, 5.5%, 11/01/2050 (u)	5,490,000	5,814,569
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (West Virgina Apartments), FNMA, 4.35%, 10/01/2041	3,065,000	3,078,617
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	4,065,000	4,107,601
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2036	6,170,000	6,225,958
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	6,090,000	6,092,938
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	4,786,270
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	985,547
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,375,027
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,240,461
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	520,751
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	809,370
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	881,455
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	581,212
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	666,245
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	913,120
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.125%, 2/15/2049	1,000,000	931,874
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	195,000	181,396
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	6,265,000	6,266,869
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	1,350,000	1,324,893
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	16,525,000	17,522,118
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	12,650,000	12,805,805
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	2,590,000	2,527,118
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,229,275
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	4,998,673
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), “A”, 5.5%, 3/01/2050	3,255,000	3,422,237
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/2032)	190,000	205,279
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	3,815,000	3,465,577
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,286,253
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,088,856
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,227,558
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,545,503
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2038	230,000	242,869
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	500,000	524,415
Galveston, TX, Wharves & Terminal, First Lien Rev., 6%, 8/01/2043	325,000	350,764
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2036	715,000	770,601
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	225,000	240,435
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2038	1,250,000	1,323,955
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2040	525,000	557,104
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2042	525,000	552,219
42

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2044	$400,000	$415,913
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	2,420,000	2,206,459
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,105,758
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,350,000	1,154,668
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,448,852
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,557,792
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,679,143
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	326,257
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	6,970,000	7,199,954
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,027
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	534,167
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,175,547
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	1,525,000	1,633,079
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	727,792
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	164,911
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	489,401
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	400,000	371,683
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	1,085,000	1,019,026
Hunt County, TX, Caddo Mills Independent School District, Texas PSF, 5.25%, 8/15/2056	10,000,000	10,579,622
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	9,050,000	9,412,409
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,235,549
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	191,157
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	330,962
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,949,304
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,362,524
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,522,681
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,769,788
Lower Colorado River Authority, TX, Transmission Contract Rev. (LCRA Transmission Services Corp. Project), AGM, 5.25%, 5/15/2054	9,970,000	10,436,127
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,860,195	3,838,802
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	960,175
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,049,330
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,404,201
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-2”, 4.625%, 10/01/2030	3,605,000	3,628,083
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	1,465,000	1,471,758
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	394,762
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,260,000	1,110,525
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	725,094
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	1,093,075
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,201,485
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,707,313
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,075,000	1,100,715
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	1,280,000	1,200,860
43

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	$1,000,000	$924,256
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, Texas PSF, 4%, 6/15/2052	1,375,000	1,228,048
Newark, TX, Higher Education Finance Corp. Rev. (Hughen Center, Inc.), “A”, 5.25%, 8/15/2060	3,925,000	4,090,162
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	2,645,000	1,947,701
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	2,908,251
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	235,315
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	266,365
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	262,874
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	1,016,476
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	9,375,000	9,417,755
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	1,645,000	1,641,975
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	7,020,000	7,402,269
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	2,035,000	2,012,003
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,695,000	3,683,188
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	2,312,000	2,277,906
San Antonio, TX, Water Rev. (A Political Subdivision of the State of Texas Located Primary in Bexar County), “B”, 5.25%, 5/15/2052	15,000,000	15,696,704
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2048	1,500,000	1,577,157
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2053	2,800,000	2,927,016
Sweetwater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	5,000,000	4,517,918
Tarrant County, TX, Cultural Education Facilities Finance Corp. Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2044	1,475,000	1,468,788
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	7,978,757
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	6,142,372
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	915,763
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,075,000	1,075,206
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054 (a)(d)	5,308,852	4,493,409
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	160,000	155,342
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	4,007,664
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	159,969
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	133,261
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	151,224
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,980,000	4,543,886
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	2,010,000	1,801,110
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	5,120,000	5,187,455
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,085,000	5,080,651
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,170,000	4,446,914
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.125%, 9/01/2048	2,000,000	2,039,799
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 4.75%, 3/01/2049	1,150,000	1,165,653
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	6,108,235
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,030,000	3,288,837
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	29,755,000	33,497,596
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	10,000,000	10,922,470
Texas Municipal Power Agency Transmission System Refunding Rev., BAM, 5.5%, 9/01/2050	910,000	967,648
Texas Municipal Power Agency Transmission System Refunding Rev., BAM, 5.5%, 9/01/2055	2,540,000	2,688,885
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	1,365,000	1,431,958
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,117,476
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2041	2,750,000	2,866,195
44

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2042	$825,000	$854,554
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	2,010,000	2,073,063
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	291,816
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	535,997
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	638,390
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	528,673
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	524,895
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	500,000	521,012
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,280,000	2,066,746
Texas State Affordable Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	3,325,000	3,518,551
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,628,755
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,321,681
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,243,506
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,259,947
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	156,220
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	147,149
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	359,891
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	279,233
Texas Water Development Board, State Water Implementation Rev., “A”, 4%, 4/15/2048	3,995,000	3,642,402
Texas Water Development Board, State Water Implementation Rev., “A” , 5%, 10/15/2049	14,210,000	14,868,429
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,015,000	1,826,996
		$530,433,940
U.S. Virgin Islands – 0.0%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$285,000	$285,000
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,365,000	1,375,587
		$1,660,587
Utah – 0.6%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.5%, 7/01/2053 (u)	$13,000,000	$13,611,877
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2043	1,340,000	1,367,503
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,453,386
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	794,040
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,754,199
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	1,340,000	1,428,515
Utah Housing Corp., Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	0	0
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	3,155,000	3,453,118
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	456,136	452,887
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	295,137	293,022
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	435,480	423,852
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	8,914,613	7,620,753
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	701,336	667,009
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	4,571,048	4,628,281
		$38,948,442
Vermont – 0.4%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$822,074
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	1,160,000	1,154,861
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,437,000	2,653,411
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	120,000	119,797
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	414,188
45

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	$125,000	$124,844
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	477,940
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	120,000	119,926
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	130,000	129,927
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	3,140,000	3,046,506
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2035	335,000	326,632
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	2,725,000	2,597,981
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.125%, 6/15/2036	735,000	718,916
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.25%, 6/15/2037	780,000	771,783
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2038	685,000	666,955
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	590,000	544,803
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2039	735,000	719,006
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	925,000	910,036
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2040	825,000	788,833
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2041	5,150,000	4,895,283
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	528,950
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	820,819
		$23,353,471
Virginia – 2.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$320,000	$309,545
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,349,967
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2059	14,250,000	15,091,595
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	12,385,000	13,098,030
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	3,620,000	3,615,910
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), ETM, AGM, 5.758%, 8/23/2027	1,150,000	1,150,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, FSA, 5.736%, 8/23/2027 (p)	1,150,000	1,251,368
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,389,951
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	10,590,000	9,679,827
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	50,000	50,490
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	271,710
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	715,000	649,406
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,158,644
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	4,300,000	4,708,847
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,535,000	1,675,045
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	6,400,000	6,976,062
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	593,774
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	502,141
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	22,080,000	22,320,405
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2031	495,000	496,287
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	5,819,615
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	2,710,000	2,484,751
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	1,370,000	1,389,670
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	173,711
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	925,000	864,871
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.375%, 7/01/2063	4,050,000	3,826,690
46

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	$810,000	$852,283
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.125%, 7/01/2058	4,195,000	3,862,169
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.375%, 7/01/2063	11,360,000	10,737,272
		$127,350,036
Washington – 1.8%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$10,030,000	$9,698,502
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,517,302
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,904,103
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,323,654
King County, WA, Housing Authority, Housing Refunding Rev., 5.375%, 7/01/2045	2,220,000	2,314,358
King County, WA, Public Hospital District No. 2 General Obligation (EvergreenHealth), 5.25%, 12/01/2045	3,265,000	3,428,975
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	8,960,000	9,338,789
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	4,143,237
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,062,095
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,099,322
Spokane County, WA, Airport Rev., “B”, 5.25%, 1/01/2049	1,990,000	2,041,859
Spokane County, WA, Airport Rev., “B”, 5.25%, 1/01/2054	18,010,000	18,425,525
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	2,875,000	2,911,590
Vancouver, WA, Housing Authority, Multi-Family Rev., (Esther Short Project), 4.5%, 10/01/2042	995,000	997,834
Washington State Housing Finance Commission, Non-Profit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	1,045,000	1,050,469
Washington State Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	1,978,101
Washington State Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,048,304
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	410,584
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	399,734
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,352,300
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,701,216
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,300,631
Washington State Housing Finance Commission, Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	965,000	959,758
Washington State Housing Finance Commission, Municipal Certificates, “A”, 3.5%, 12/20/2035	15,943,751	15,361,155
Washington State Housing Finance Commission, Municipal Certificates, “A”, 4.221%, 3/01/2050	3,529,430	3,392,731
Washington State Housing Finance Commission, Non-profit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	920,000	898,771
Washington State Housing Finance Commission, Non-Profit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	2,245,000	2,264,479
Washington State Housing Finance Commission, Non-Profit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	1,865,000	1,868,415
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation, Taxable (Private Activity), “A”, BAM, 5.5%, 12/01/2044	700,000	736,779
Whatcom County, WA, Public Utility District No. 1, Taxable, “A”, BAM, 5.5%, 12/01/2041	165,000	177,058
Whatcom County, WA, Public Utility District No. 1, Taxable, “A”, BAM, 5.5%, 12/01/2042	485,000	516,094
		$112,623,724
West Virginia – 0.9%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,010,000	$866,530
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	2,130,000	1,991,967
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	360,000	361,758
47

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
West Virginia – continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$3,610,000	$3,576,193
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,611,362
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	4,390,000	4,437,382
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	677,507
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	202,912
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “B”, 5.375%, 9/01/2053	19,920,000	20,915,263
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	12,995,000	13,856,218
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	5,112,251
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	471,714
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	544,836
		$55,625,893
Wisconsin – 4.0%
University of Wisconsin Hospitals and Clinics Authority Rev., “B”, 4%, 4/01/2051	$10,905,000	$9,811,555
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	405,894
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	592,010
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	539,429
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	766,453
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	747,246
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	1,143,463
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,167,998
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,194,080
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	485,143
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	413,775
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	380,847
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	338,042
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	410,600
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	376,872
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	358,674
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	346,073
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	303,948
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	71,495
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	17,300,000	16,771,883
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,584,138
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	959,618
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	878,563
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, BAM, 5.25%, 2/15/2054	1,995,000	2,100,595
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,127,333
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	635,939
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	1,996,615
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	505,000	482,834
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	510,000	484,451
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,520,000	2,356,271
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	3,680,000	2,977,036
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	5,220,000	3,877,849
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	637,144
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,312,691
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	5,610,538
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047	1,345,000	1,355,072
48

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4%, 12/15/2031	$10,000,000	$10,313,534
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	258,980
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	332,624
Wisconsin Public Finance Authority Rev., Bluehub Loan, “B”, 5.25%, 7/01/2044	7,155,000	7,461,093
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2050	1,150,000	1,165,120
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2055	985,000	992,140
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5.25%, 11/15/2061	1,655,000	1,659,825
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,945,000	6,174,659
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,082,007
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,290,458
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	263,510
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,022,306
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	335,000	335,332
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,430,020
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,630,023
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	161,427
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	965,000	929,054
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	318,133
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2049 (n)	650,000	563,745
Wisconsin Public Finance Authority, Education Refunding Rev., Taxable (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	285,000	241,274
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2045	470,000	482,853
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2055	710,000	723,893
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6.125%, 12/15/2060	750,000	768,284
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	486,942
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	675,579
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	654,458
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,036,692
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	865,648
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	690,000	649,668
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,619,319
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	650,000	591,577
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	130,075
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	174,995
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	503,143
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	549,955
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	14,555,000	15,201,695
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	5,615,898
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,373,219
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,141,472
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	4,715,000	3,491,960
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,245,000	1,610,560
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	8,355,000	6,684,000
49

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$4,090,000	$3,681,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	8,780,000	8,994,046
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	8,865,000	8,710,697
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,840,000	3,893,314
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	5,737,934
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,427,168
Wisconsin Public Finance Authority, Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	803,384
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	174,409
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	220,940
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	592,837
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060	3,715,000	3,819,640
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	6,650,000	6,837,310
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,186,027
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	2,015,000	1,981,505
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	3,335,000	3,140,987
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	2,305,000	2,118,463
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (z)	5,460,000	3,985,800
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5%, 6/01/2039	965,000	1,002,606
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5%, 6/01/2044	1,300,000	1,307,118
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp II LLC Project), “A”, 5.25%, 6/01/2054	445,000	446,983
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2045	1,000,000	1,030,941
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	525,000	535,328
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	330,000	334,594
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	310,000	315,226
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	4,355,000	4,168,328
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	296,696
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	587,696
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	490,909
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	541,331
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	407,925
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,771,656
50

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	$2,810,000	$2,831,189
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	3,962,348
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	288,886
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	1,016,896
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	1,540,000	1,131,391
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	313,312
Wisconsin Public Finance Authority, Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	913,263
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	2,674,460	2,677,342
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev., (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	3,618,000	1,818,962
		$248,155,703
Wyoming – 0.1%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	$3,770,000	$3,812,697
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	2,800,000	2,797,856
		$6,610,553
Total Municipal Bonds (Identified Cost, $6,020,445,264)		$5,913,811,272
Other Municipal Bonds – 1.2%
Multi-Family Housing Revenue – 1.2%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$9,220,000	$7,697,531
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,051,152	11,090,438
Freddie Mac, 2.625%, 6/15/2035 (n)	12,815,000	11,335,226
Freddie Mac, 4.143%, 1/25/2040	15,642,159	15,358,679
Freddie Mac, 4.685%, 10/25/2040	10,115,789	10,381,431
Freddie Mac, 4.615%, 8/25/2041	11,081,594	11,272,074
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.305%, 7/25/2041 (i)(n)	12,124,968	1,071,262
FRETE 2022-ML13 Trust, “X-CA”, 0.964%, 7/25/2036 (i)	34,417,469	1,850,490
FRETE 2023-ML16 Trust, “A”, 4.633%, 7/25/2038	2,935,300	3,019,761
Total Other Municipal Bonds (Identified Cost, $73,110,707)		$73,076,892
Bonds – 0.3%
Medical & Health Technology & Services – 0.1%
Boston Medical Center Corp., 4.519%, 7/01/2026	$3,689,000	$3,698,403
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	385,000	395,442
		$4,093,845
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$4,770,000	$4,657,709
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	615,385
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	2,315,942
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,702,955
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	11,213,130	3,800,130
		$13,092,121
Total Bonds (Identified Cost, $21,074,889)		$17,185,966
51

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $3,441,858)	$6,038,348	$3,992,858
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $171,850,053)	171,836,903	$171,854,086
Other Assets, Less Liabilities – (0.1)%		(8,341,875)
Net Assets – 100.0%		$6,171,579,199

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $171,854,086 and
$6,008,066,988, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$293,155,819, representing 4.8% of net assets.

(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	$8,910,703	$7,092,825
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,633,974	2,892,604
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,626,243	2,886,450
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	2/04/2021	3,308,410	2,633,881
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,277,168	1,812,606
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056	12/14/2022	5,527,165	3,985,800
Total Restricted Securities			$21,304,166
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
52

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements
53

MFS Municipal Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $6,118,072,718)	$6,008,066,988
Investments in affiliated issuers, at value (identified cost, $171,850,053)	171,854,086
Receivables for
Investments sold	10,755,125
Fund shares sold	53,242,716
Interest and dividends	77,868,600
Receivable for floating rate certificates issued	2,745,000
Other assets	37,072
Total assets	$6,324,569,587
Liabilities
Payable to custodian	$9,883
Payables for
Distributions	3,308,036
Investments purchased	5,815,502
When-issued investments purchased	5,611,199
Fund shares reacquired	8,964,503
Interest expense and fees	1,216,441
Payable to the holders of the floating rate certificates	126,573,839
Payable to affiliates
Investment adviser	116,522
Administrative services fee	3,003
Shareholder servicing costs	1,074,310
Distribution and service fees	33,413
Payable for independent Trustees' compensation	718
Accrued expenses and other liabilities	263,019
Total liabilities	$152,990,388
Net assets	$6,171,579,199
Net assets consist of
Paid-in capital	$6,523,737,518
Total distributable earnings (loss)	(352,158,319)
Net assets	$6,171,579,199
Shares of beneficial interest outstanding	759,322,147

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,300,456,399	282,915,222	$8.13
Class B	506,174	62,142	8.15
Class C	38,112,297	4,669,546	8.16
Class I	2,436,743,210	299,852,334	8.13
Class R6	1,179,885,212	145,297,197	8.12
Class A1	215,826,797	26,519,678	8.14
Class B1	49,110	6,028	8.15

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.49 [100 / 95.75 x $8.13] and $8.50 [100 / 95.75 x $8.14], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements
54

MFS Municipal Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 9/30/25 (unaudited) Net investment income (loss)
Income
Interest	$131,541,502
Dividends from affiliated issuers	2,178,827
Other	663
Total investment income	$133,720,992
Expenses
Management fee	$10,639,178
Distribution and service fees	3,030,249
Shareholder servicing costs	1,831,534
Administrative services fee	274,787
Independent Trustees' compensation	67,987
Custodian fee	217,262
Shareholder communications	71,979
Audit and tax fees	39,785
Legal fees	58,577
Interest expense and fees	2,207,100
Miscellaneous	232,645
Total expenses	$18,671,083
Fees paid indirectly	(1,366)
Reduction of expenses by investment adviser and distributor	(413,007)
Net expenses	$18,256,710
Net investment income (loss)	$115,464,282
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(21,451,431)
Affiliated issuers	2,972
Net realized gain (loss)	$(21,448,459)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$47,527,248
Affiliated issuers	(2,164)
Net unrealized gain (loss)	$47,525,084
Net realized and unrealized gain (loss)	$26,076,625
Change in net assets from operations	$141,540,907
See Notes to Financial Statements
55

MFS Municipal Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25
Change in net assets
From operations
Net investment income (loss)	$115,464,282	$204,715,404
Net realized gain (loss)	(21,448,459)	(23,718,238)
Net unrealized gain (loss)	47,525,084	(47,470,410)
Change in net assets from operations	$141,540,907	$133,526,756
Total distributions to shareholders	$(114,438,126)	$(203,982,095)
Change in net assets from fund share transactions	$243,561,656	$819,324,251
Total change in net assets	$270,664,437	$748,868,912
Net assets
At beginning of period	5,900,914,762	5,152,045,850
At end of period	$6,171,579,199	$5,900,914,762
See Notes to Financial Statements
56

MFS Municipal Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.10	$8.18	$8.12	$8.54	$9.09	$8.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.27	$0.22	$0.20	$0.23
Net realized and unrealized gain (loss)	0.03	(0.08)	0.06	(0.41)	(0.55)	0.41
Total from investment operations	$0.18	$0.21	$0.33	$(0.19)	$(0.35)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.27)	$(0.23)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$8.13	$8.10	$8.18	$8.12	$8.54	$9.09
Total return (%) (r)(s)(t)(x)	2.26 (n)	2.52	4.23	(2.18)	(4.01)	7.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80 (a)	0.77	0.76	0.77	0.73	0.74
Expenses after expense reductions (f)	0.78 (a)	0.75	0.75	0.76	0.71	0.73
Net investment income (loss)	3.77 (a)	3.49	3.35	2.74	2.16	2.57
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$2,300,456	$2,309,721	$2,087,257	$1,888,158	$3,370,745	$3,166,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71 (a)	0.71	0.72	0.72	0.70	0.72

See Notes to Financial Statements
57

MFS Municipal Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.11	$8.20	$8.13	$8.56	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.21	$0.16	$0.13	$0.17
Net realized and unrealized gain (loss)	0.04	(0.09)	0.07	(0.42)	(0.54)	0.40
Total from investment operations	$0.16	$0.14	$0.28	$(0.26)	$(0.41)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.21)	$(0.17)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$8.15	$8.11	$8.20	$8.13	$8.56	$9.10
Total return (%) (r)(s)(t)(x)	2.01 (n)	1.65	3.58	(3.01)	(4.61)	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55 (a)	1.51	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.53 (a)	1.50	1.50	1.51	1.46	1.48
Net investment income (loss)	3.02 (a)	2.75	2.59	2.01	1.42	1.87
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$506	$659	$1,190	$1,834	$2,790	$4,777
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46 (a)	1.46	1.47	1.47	1.45	1.46

See Notes to Financial Statements
58

MFS Municipal Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.13	$8.21	$8.15	$8.57	$9.12	$8.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.21	$0.16	$0.13	$0.17
Net realized and unrealized gain (loss)	0.03	(0.08)	0.06	(0.41)	(0.55)	0.40
Total from investment operations	$0.15	$0.15	$0.27	$(0.25)	$(0.42)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.21)	$(0.17)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$8.16	$8.13	$8.21	$8.15	$8.57	$9.12
Total return (%) (r)(s)(t)(x)	1.88 (n)	1.77	3.45	(2.89)	(4.71)	6.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55 (a)	1.52	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.53 (a)	1.50	1.50	1.51	1.46	1.48
Net investment income (loss)	3.02 (a)	2.75	2.59	2.01	1.42	1.86
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$38,112	$43,093	$52,237	$66,358	$90,334	$113,569
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46 (a)	1.46	1.47	1.47	1.45	1.46

See Notes to Financial Statements
59

MFS Municipal Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.09	$8.17	$8.11	$8.54	$9.08	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	0.04	(0.08)	0.06	(0.42)	(0.54)	0.41
Total from investment operations	$0.20	$0.23	$0.35	$(0.18)	$(0.32)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.13	$8.09	$8.17	$8.11	$8.54	$9.08
Total return (%) (r)(s)(t)(x)	2.51 (n)	2.78	4.49	(2.06)	(3.66)	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55 (a)	0.52	0.51	0.52	0.48	0.49
Expenses after expense reductions (f)	0.53 (a)	0.51	0.50	0.51	0.46	0.48
Net investment income (loss)	4.02 (a)	3.74	3.60	3.03	2.41	2.82
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$2,436,743	$2,201,731	$1,865,313	$1,709,032	$1,498,236	$1,389,505
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46 (a)	0.46	0.47	0.47	0.45	0.47

See Notes to Financial Statements
60

MFS Municipal Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.09	$8.17	$8.11	$8.53	$9.08	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.25	$0.23	$0.26
Net realized and unrealized gain (loss)	0.03	(0.08)	0.07	(0.42)	(0.56)	0.41
Total from investment operations	$0.19	$0.23	$0.36	$(0.17)	$(0.33)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.25)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$8.12	$8.09	$8.17	$8.11	$8.53	$9.08
Total return (%) (r)(s)(t)(x)	2.42 (n)	2.85	4.56	(1.87)	(3.71)	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47 (a)	0.45	0.44	0.45	0.41	0.42
Expenses after expense reductions (f)	0.46 (a)	0.43	0.43	0.44	0.39	0.41
Net investment income (loss)	4.09 (a)	3.81	3.67	3.10	2.48	2.90
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$1,179,885	$1,116,527	$890,138	$747,221	$702,294	$605,320
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.38 (a)	0.39	0.40	0.40	0.38	0.39

See Notes to Financial Statements
61

MFS Municipal Income Fund
Financial Highlights - continued
Class A1	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.11	$8.19	$8.12	$8.55	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	0.03	(0.08)	0.07	(0.42)	(0.55)	0.41
Total from investment operations	$0.19	$0.23	$0.36	$(0.18)	$(0.33)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.14	$8.11	$8.19	$8.12	$8.55	$9.10
Total return (%) (r)(s)(t)(x)	2.39 (n)	2.79	4.62	(2.04)	(3.76)	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55 (a)	0.52	0.51	0.52	0.48	0.49
Expenses after expense reductions (f)	0.53 (a)	0.50	0.50	0.51	0.46	0.48
Net investment income (loss)	4.02 (a)	3.74	3.60	3.02	2.42	2.85
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$215,827	$229,135	$255,862	$284,440	$336,545	$381,748
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46 (a)	0.46	0.47	0.47	0.45	0.47

See Notes to Financial Statements
62

MFS Municipal Income Fund
Financial Highlights - continued
Class B1	Six months ended	Year ended
	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.11	$8.20	$8.13	$8.56	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.23	$0.18	$0.15	$0.19
Net realized and unrealized gain (loss)	0.04	(0.09)	0.07	(0.42)	(0.54)	0.40
Total from investment operations	$0.17	$0.16	$0.30	$(0.24)	$(0.39)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.23)	$(0.19)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$8.15	$8.11	$8.20	$8.13	$8.56	$9.10
Total return (%) (r)(s)(t)(x)	2.13 (n)	1.90	3.84	(2.77)	(4.38)	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55 (a)	1.52	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.28 (a)	1.25	1.25	1.26	1.21	1.23
Net investment income (loss)	3.27 (a)	2.99	2.84	2.27	1.62	2.12
Portfolio turnover rate	8 (n)	9	20	35	14	24
Net assets at end of period (000 omitted)	$49	$48	$49	$60	$69	$34
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.21 (a)	1.21	1.22	1.22	1.20	1.21

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
63

MFS Municipal Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
64

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,990,881,022	$—	$5,990,881,022
U.S. Corporate Bonds	—	17,185,966	—	17,185,966
Investment Companies	171,854,086	—	—	171,854,086
Total	$171,854,086	$6,008,066,988	$—	$6,179,921,074
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
65

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
At September 30, 2025, the fund’s payable to the holders of the floating rate certificates was $126,573,839 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.98%. For the six months ended September 30, 2025, the average payable to the holders of the settled floating rate certificates was $125,935,134 at a weighted average interest rate of 2.74%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2025, the related interest expense and fees amounted to $2,192,270 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
66

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/25
Ordinary income (including any short-term capital gains)	$8,212,168
Tax-exempt income	195,769,927
Total distributions	$203,982,095
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25
Cost of investments	$6,165,582,797
Gross appreciation	88,629,282
Gross depreciation	(200,864,844)
Net unrealized appreciation (depreciation)	$(112,235,562)
As of 3/31/25
Undistributed ordinary income	2,557,551
Undistributed tax-exempt income	22,730,908
Capital loss carryforwards	(225,564,211)
Other temporary differences	(18,787,361)
Net unrealized appreciation (depreciation)	(160,197,987)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(77,530,444)
Long-Term	(148,033,767)
Total	$(225,564,211)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
67

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/25	Year ended 3/31/25
Class A	$42,268,125	$77,042,346
Class B	8,828	24,550
Class C	592,473	1,308,799
Class I	44,287,748	78,211,439
Class R6	22,915,681	38,287,954
Class A1	4,364,498	9,105,569
Class B1	773	1,438
Total	$114,438,126	$203,982,095
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, this management fee reduction amounted to $412,674, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, (including interest expense and fees associated with investments in inverse floating rate instruments) such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,867 and $90 for the six months ended September 30, 2025, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
68

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,828,722
Class B	0.75%	0.25%	1.00%	1.00%	2,953
Class C	0.75%	0.25%	1.00%	1.00%	198,335
Class B1	0.75%	0.25%	1.00%	0.75%	239
Total Distribution and Service Fees					$3,030,249
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2025 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, this reduction amounted to $60 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended September 30, 2025, this rebate amounted to $273 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2025, were as follows:
Amount
Class A	$169,078
Class B	4
Class C	1,961
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2025, the fee was $91,236, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,740,298.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.0093% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
69

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$26
8/19/2024	Redemption	Class A1	3	29
At September 30, 2025, MFS held 100% of the outstanding shares of Class B1.
(4) Portfolio Securities
For the six months ended September 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$177,385
Non-U.S. Government securities	534,618,454	457,837,544
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	35,074,145	$278,940,320	75,040,989	$618,503,374
Class C	285,706	2,288,957	830,537	6,865,455
Class I	77,171,874	614,047,133	114,691,629	945,971,186
Class R6	35,891,512	285,055,013	50,628,975	415,985,440
Class A1	17,562	139,644	108,590	895,131
	148,440,799	$1,180,471,067	241,300,720	$1,988,220,586
Shares issued to shareholders in reinvestment of distributions
Class A	5,157,853	$41,110,846	9,112,389	$74,879,162
Class B	1,094	8,732	2,951	24,269
Class C	68,579	548,621	146,897	1,211,163
Class I	3,478,517	27,707,509	5,700,788	46,813,906
Class R6	2,758,267	21,957,781	4,451,531	36,534,916
Class A1	483,173	3,852,520	968,574	7,963,003
Class B1	97	771	174	1,437
	11,947,580	$95,186,780	20,383,304	$167,427,856
Shares reacquired
Class A	(42,511,532)	$(337,929,622)	(54,136,981)	$(445,162,098)
Class B	(20,184)	(160,455)	(66,955)	(553,552)
Class C	(985,714)	(7,872,387)	(2,038,755)	(16,835,972)
Class I	(52,818,252)	(419,027,024)	(76,546,234)	(627,121,672)
Class R6	(31,399,702)	(249,179,997)	(26,004,261)	(213,254,825)
Class A1	(2,248,994)	(17,926,706)	(4,062,171)	(33,394,714)
Class B1	—	—	(167)	(1,358)
	(129,984,378)	$(1,032,096,191)	(162,855,524)	$(1,336,324,191)
70

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(2,279,534)	$(17,878,456)	30,016,397	$248,220,438
Class B	(19,090)	(151,723)	(64,004)	(529,283)
Class C	(631,429)	(5,034,809)	(1,061,321)	(8,759,354)
Class I	27,832,139	222,727,618	43,846,183	365,663,420
Class R6	7,250,077	57,832,797	29,076,245	239,265,531
Class A1	(1,748,259)	(13,934,542)	(2,985,007)	(24,536,580)
Class B1	97	771	7	79
	30,404,001	$243,561,656	98,828,500	$819,324,251
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2025, the fund’s commitment fee and interest expense were $14,378 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$61,804,407	$509,882,145	$399,833,274	$2,972	$(2,164)	$171,854,086

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,178,827	$—
71

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
72

MFS Municipal Income Fund
Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
73

MFS Municipal Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
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ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund
Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$50,456
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	44,219
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	329,021
		$423,696
General Obligations - General Purpose – 13.8%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$822,625
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	775,016
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	148,797
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	275,265
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	115,194	127,653
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	31,477	31,123
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	57,199	55,784
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	24,283	23,045
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	33,016	29,565
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	121,336	104,728
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	28,931
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	756,942
Marshall County, AL, General Obligation Warrants, 5%, 11/01/2054	500,000	512,680
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	706,117
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2042	750,000	808,487
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	250,067
Oxford, AL, General Obligation Warrants, 2%, 5/01/2026	140,000	139,138
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,027,745
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	514,985
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	512,228
Prattville, AL, General Obligation Warrants, 4.85%, 2/01/2050	500,000	508,405
Prattville, AL, General Obligation Warrants, 5%, 2/01/2055	500,000	512,775
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	461,260
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	127,364
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	57,563
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	63,870
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	26,882
		$9,409,040
General Obligations - Schools – 4.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$194,630
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	484,361
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	991,906
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	936,580
Walker County, AL, Board of Education, Special Tax School Warrants, AGM, 4.25%, 3/01/2054	500,000	463,619
		$3,071,096
Healthcare Revenue - Hospitals – 7.3%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$908,338
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	500,517
MSTAFS-SEM
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	$875,000	$923,291
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	750,974
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,787
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	460,138
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	935,179
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	505,000	490,474
		$4,981,698
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$227,403
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	955,141
		$1,182,544
Industrial Revenue - Other – 0.7%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$437,944
Industrial Revenue - Paper – 0.8%
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$512,179
Miscellaneous Revenue - Other – 1.1%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$260,000	$259,999
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	276,911
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	200,000	180,196
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,271
		$752,377
Multi-Family Housing Revenue – 2.3%
Alabama Housing Finance Authority, Multi-Family Tax-Exempt (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	$1,000,000	$985,129
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	214,326	211,877
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	520,000	364,856
		$1,561,862
Port Revenue – 2.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$630,000
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,019,239
		$1,649,239
Sales & Excise Tax Revenue – 8.9%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,009,567
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B- 1”, AGM, 0%, 6/15/2044	820,000	334,026
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	534,542
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	60,000	55,732
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	833,397
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	500,000	478,418
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	940,042
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	15,631
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	53,566
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	768,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	135,863
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	55,493
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	372,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,539
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	202,045
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	177,990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	37,369
MSTAFS-SEM
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$100,000	$80,000
		$6,087,710
Single Family Housing - State – 8.1%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$495,000	$539,774
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2056	750,000	830,684
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	725,000	725,877
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 5.05%, 10/01/2045	500,000	513,712
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	745,000	820,424
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	745,000	813,465
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “D”, GNMA, 4.5%, 10/01/2049	745,000	732,172
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	40,000	40,080
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	386,091
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	128,518
		$5,530,797
State & Local Agencies – 4.7%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,191,963
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,308
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	708,269
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,047,639
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	40,000	47,504
		$3,205,683
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$69,591
Tax - Other – 8.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$45,000	$44,314
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	125,000	129,981
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	695,324
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,292
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,182
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	525,187
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	522,062
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	750,000	771,260
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	370,159
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	262,822
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	339,956
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	464,504
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	463,876
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	467,753
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	466,447
		$5,639,119
Tobacco – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$170,000	$154,892
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$199,344
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	290,000	298,168
		$497,512
Transportation - Special Tax – 1.2%
Alabama Federal Aid Highway Finance Authority, Special Obligation Rev., “A”, 5%, 3/01/2045	$750,000	$795,691
MSTAFS-SEM
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 13.1%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$898,873
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	715,844
Alabama Community College System Board of Trustees Rev. (Coastal Alabama Community College), BAM, 5%, 10/01/2050	750,000	772,834
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	515,908
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	512,094
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,529,243
Homewood, AL, Educational Building Authority, Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	504,289
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	584,275
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	769,142
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	502,994
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	275,459
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	50,000	50,034
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	759,889
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	524,288
		$8,915,166
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$501,297
Utilities - Municipal Owned – 1.6%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$787,873
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	68,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	44,525
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,694
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	65,075
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	69,356
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,977
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	34,250
		$1,099,250
Utilities - Other – 4.6%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$425,000	$453,924
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	335,149
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	437,434
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	1,022,818
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	534,780
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	300,000	316,210
		$3,100,315
Water & Sewer Utility Revenue – 9.9%
Alabama Harvest-Monrovia Water, Sewer & Fire Protection Authority, Inc. Rev., AGM, 4.5%, 4/01/2045	$750,000	$758,142
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	474,560
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	474,205
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	120,123
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	95,003
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,046,981
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	687,695
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	714,556
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	907,696
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	774,253
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	455,000
MSTAFS-SEM
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	$200,000	$207,259
		$6,715,473
Total Municipal Bonds (Identified Cost, $68,696,065)		$66,294,171
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $71,567)	$109,932	$37,256
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $74,229)	$130,227	$86,112
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $923,928)	923,845	$923,938
Other Assets, Less Liabilities – 1.1%		774,627
Net Assets – 100.0%		$68,116,104
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
5

Portfolio of Investments (unaudited) – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.6%
Airport Revenue – 0.7%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$840,399
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,025
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,001
		$1,045,425
General Obligations - General Purpose – 2.0%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$1,000,000	$1,001,433
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	348,742
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	560,724
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	63,265	70,108
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	59,992	59,318
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	111,025	108,279
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	46,282	43,922
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	62,925	56,347
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	216,442	186,816
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	55,140
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	127,364
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	120,561
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	120,360
		$2,859,114
General Obligations - Schools – 10.4%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$934,418
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	626,560
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	278,288
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	590,951
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	924,457
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	982,220
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,068,273
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	950,143
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.125%, 2/01/2049	1,000,000	946,797
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.25%, 2/01/2053	1,000,000	951,647
Little Rock, AR, School District & Construction (Intercept Program), “B”, 4.125%, 2/01/2052	2,000,000	1,871,301
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	585,108
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,967,169
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	661,004
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,275,157
		$14,613,493
Healthcare Revenue - Hospitals – 12.0%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,000,000	$1,005,172
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,003,455
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	772,541
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	1,990,879
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	635,815
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	863,185
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,912,802
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	862,660
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,645,473
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	503,299
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	25,575
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	917,111
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	18,377
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	735,548
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	300,000	301,706
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	945,477
MSTAFS-SEM
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	$2,820,000	$2,840,962
		$16,980,037
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$123,133
Miscellaneous Revenue - Other – 5.0%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,609,727
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	1,000,000	930,439
Fayetteville, AR, Hotel, Motel & Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,003,531
Jonesboro, AR, Capital Improvement Rev., AGM, 5.2%, 8/01/2055	500,000	510,244
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	374,998
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	563,892
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,466
		$7,053,297
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$421,946	$417,125
Sales & Excise Tax Revenue – 20.0%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$905,000	$911,509
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,151,205
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	723,620
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,009,592
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2040	750,000	755,817
Centerton, AR, Sales and Use Tax Improvement, AGM, 4%, 11/01/2044	1,500,000	1,421,305
Centerton, AR, Sales and Use Tax Improvement, AGM, 4.125%, 11/01/2049	1,000,000	962,984
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B- 1”, AGM, 0%, 6/15/2044	1,585,000	645,647
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,716
Dardanelle, AR, Water & Sewer, Sales & Use Tax Refunding & Improvement Rev., BAM, 5.125%, 10/01/2055 (w)	1,000,000	1,013,646
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	340,533
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	355,497
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	362,520
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	371,257
Fort Smith, AR, Sales & Use Tax, AGM, 5.25%, 11/01/2055 (w)	1,000,000	1,049,703
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	110,000	102,175
Hope, AR, Sales & Use Tax, BAM, 4.5%, 6/01/2046	300,000	294,357
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,000,684
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	506,046
Magnolia, AR, Sales & Use Tax Improvement, “B”, BAM, 4.375%, 4/01/2050	650,000	627,246
Marion, AR, Sales & Use Tax Improvement, “B”, AGM, 5%, 11/01/2050 (w)	1,000,000	1,017,998
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,107,878
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	397,601
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044	1,300,000	1,226,679
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,156,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	36,000	35,169
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	122,000	114,651
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,403,000	2,319,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	235,000	224,843
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	120,000	114,814
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	62,000	57,562
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	12,000	10,616
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	593,000	485,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	568,000	426,576
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	270,000	91,723
Searcy, AR, Sales & Use Tax, 4%, 11/01/2041	1,000,000	946,724
MSTAFS-SEM
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Searcy, AR, Sales & Use Tax, 4.125%, 11/01/2044	$500,000	$471,401
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,876,481
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	180,000	144,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	180,000
		$28,163,210
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$703,689
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	250,000	246,068
		$949,757
Single Family Housing - State – 7.3%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$745,000	$812,387
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2045	1,310,000	1,304,955
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2049	810,000	795,206
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.65%, 1/01/2054	990,000	985,879
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 5%, 7/01/2054	975,000	1,025,864
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5%, 7/01/2050	1,000,000	1,015,812
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 5.5%, 1/01/2056	1,500,000	1,639,933
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, GNMA, 5%, 1/01/2055	1,480,000	1,569,231
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	825,000	827,338
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	271,865
		$10,248,470
State & Local Agencies – 0.7%
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	$2,360,000	$980,851
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	143,048
		$147,874
Tax - Other – 3.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$95,000	$93,553
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	260,000	270,360
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,008,555
Searcy, AR, Hotel & Restaurant Gross Receipts Tax, BAM, 4.25%, 4/01/2045	500,000	481,507
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	662,089
		$4,516,064
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,990
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	12,000	12,150
		$27,140
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,340,027
MSTAFS-SEM
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	$500,000	$458,914
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	185,000	155,306
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	475,000	405,193
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	330,000	300,672
		$3,660,112
Toll Roads – 1.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$888,667
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	398,687
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	590,000	606,618
		$1,893,972
Universities - Colleges – 12.5%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,503,069
Arkansas Technology University, Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	510,133
Arkansas Technology University, Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	490,981
Arkansas Technology University, Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	964,431
Board of Trustees of the University of Arkansas, Student Fee Rev. (Community College at Morrilton), 5%, 5/01/2051	1,000,000	1,035,728
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,531,920
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,079,459
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,758,481
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,060,471
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	512,319
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,038,733
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	910,230
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	1,120,000	832,534
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	495,027
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	59,074
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	60,369
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	339,375
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	504,368
		$17,686,702
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$100,000	$68,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	100,000	68,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	99,325
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	143,850
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,977
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	75,350
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	549,506
		$1,020,008
Utilities - Other – 4.0%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$869,533
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,453,163
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	800,331
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,106,028
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	756,863
West Memphis, AR, Public Utility System Rev., BAM, 4.25%, 12/01/2049	700,000	667,579
		$5,653,497
Water & Sewer Utility Revenue – 16.0%
Arkansas Development Finance Authority Rev. (Revolving Loan Fund), 5%, 6/01/2050	$1,310,000	$1,375,971
MSTAFS-SEM
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Benton & Washington Counties, AR, Beaver Water District Rev., 4.875%, 4/15/2050	$1,000,000	$1,032,377
Benton & Washington Counties, AR, Beaver Water District Rev., 5%, 4/15/2055	1,000,000	1,037,300
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.125%, 10/01/2049	750,000	687,913
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	500,000	441,954
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.25%, 10/01/2054	750,000	701,558
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044	645,000	590,495
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049	1,620,000	1,485,912
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054	1,885,000	1,751,629
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	514,442
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2049	500,000	453,118
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2054	345,000	309,442
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	500,514
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	200,007
Hot Springs, AR, Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	686,735
Hot Springs, AR, Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	659,741
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	1,270,000	1,237,051
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,459,379
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,689,505
Malvern, AR, Water& Sewer Refunding & Construction Rev., BAM, 3.7%, 8/01/2043	750,000	663,475
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2045	1,000,000	975,639
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2046	1,000,000	966,569
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	545,376
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	661,479
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4.125%, 9/01/2049	2,000,000	1,864,586
		$22,492,167
Total Municipal Bonds (Identified Cost, $145,966,874)		$140,531,448
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $179,025)	$274,831	$93,140
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $141,472)	$248,197	$164,120
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $1,928,410)	1,928,264	$1,928,457
Other Assets, Less Liabilities – (1.2)%		(1,635,046)
Net Assets – 100.0%		$141,082,119
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
10

Portfolio of Investments (unaudited) – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 11.4%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2049	$2,725,000	$2,825,047
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2054	3,250,000	3,351,981
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	2,819,631
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,186,574
Fresno, CA, Airport Rev., “A”, BAM, 4.25%, 7/01/2044	1,000,000	952,384
Fresno, CA, Airport Rev., “A”, BAM, 5%, 7/01/2053	1,000,000	1,013,049
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,425,000	1,459,724
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,532,770
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,119,506
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	473,336
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2048	4,115,000	4,275,116
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2050	4,000,000	4,180,363
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,742,945
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,489,385
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,970,351
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,346,757
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	2,840,000	2,875,138
Sacramento County, CA, Airport System Senior Rev., 5.25%, 7/01/2054	3,500,000	3,730,799
Sacramento County, CA, Airport System Senior Rev., “A”, 5.25%, 7/01/2055	2,000,000	2,074,695
Sacramento County, CA, Airport System Senior Rev., “C”, 5%, 7/01/2039	1,000,000	1,019,160
Sacramento County, CA, Airport System Subordinate Rev., “D”, AGM, 5.25%, 7/01/2055	2,000,000	2,069,961
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	664,847
San Diego County, CA, Regional Airport Authority Senior Rev., “A”, 5.25%, 7/01/2050	5,000,000	5,231,721
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,631,910
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,037,608
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,172,733
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	4,000,000	4,258,555
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	4,000,000	3,999,752
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev., 5.25%, 5/01/2044	4,000,000	4,187,628
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,335,619
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,000,695
		$81,029,740
General Obligations - General Purpose – 2.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$1,004,377
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	497,583	551,402
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	219,601	217,133
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	383,721	374,231
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	169,415	160,775
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	230,339	206,261
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	765,550	660,762
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	201,842
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,340,247
State of California, Various Purpose General Obligation, 4%, 3/01/2036 (Prerefunded 3/01/2030)	45,000	48,094
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,155,000	2,221,760
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,202,787
State of California, Various Purpose General Obligation, 5.5%, 8/01/2054	1,500,000	1,645,656
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	467,003
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	429,827
		$16,732,157
General Obligations - Schools – 14.5%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$1,867,329
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	928,889
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2041	1,795,000	911,782
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2045	1,710,000	692,163
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2046	1,700,000	651,879
MSTAFS-SEM
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2047	$1,000,000	$363,165
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2048	2,900,000	1,000,084
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2049	3,500,000	1,147,638
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 2/01/2050	3,475,000	1,109,190
Antelope Valley, CA, Community College District, General Obligation, Refunding Rev., 5%, 8/01/2042 (w)	1,000,000	1,047,249
Antelope Valley, CA, Community College District, General Obligation, Refunding Rev., 5%, 8/01/2044 (w)	1,675,000	1,736,450
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,986,185
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,662,268
Fresno, CA, Clovis Unified School District (Election of 2020), General Obligation, “C”, 4%, 8/01/2048	5,000,000	4,715,348
Garden Grove, CA, Unified School District (Election of 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,884,863
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,798,003
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	353,232
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	934,985
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,334,172
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	806,692
Los Angeles County, CA, Unified School District General Obligation, “QRR”, 5.25%, 7/01/2049	4,000,000	4,297,142
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	364,461
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	691,593
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	491,968
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,382,312
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,484,930
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,289,652
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	130,501
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	77,526
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	394,618
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,335,966
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,950,501
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	3,079,779
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,462,804
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	68,249
Riverside County, CA, Palm Springs Unified School District (Election of 2016), General Obligation, “B”, 4%, 8/01/2049	3,000,000	2,852,894
San Bernadino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2050 (w)	850,000	892,845
San Bernadino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2055 (w)	2,200,000	2,300,808
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,850,113
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,779,584
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,036,752
San Francisco, CA, City & County Community College District (Election of 2020), General Obligation, “B”, BAM, 5.25%, 6/15/2049	5,000,000	5,364,259
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,090,669
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2043 (w)	840,000	368,186
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2044 (w)	940,000	388,063
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2045 (w)	1,100,000	428,656
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2046	750,000	269,755
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2047	1,750,000	593,920
Santa Clara County, CA, Mountain View Whisman School District (Election of 2020), General Obligation, “B”, 4.25%, 9/01/2045	5,750,000	5,771,251
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	981,826
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,209,358
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,385,421
MSTAFS-SEM
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Stanislaus County, CA, CERES Unified School District (Election of 2024), General Obligation, “A”, BAM, 5%, 8/01/2050	$4,000,000	$4,233,118
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	980,097
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,016,006
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,940,902
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,681,682
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,007,527
		$102,857,260
Healthcare Revenue - Hospitals – 10.7%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,202,973
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,546,268
California Health Facilities Financing Authority Rev. (Commonspirit Health), “A”, 5%, 12/01/2054	5,655,000	5,810,377
California Health Facilities Financing Authority Rev. (El Camino Health), “A”, 5.25%, 2/01/2048	2,500,000	2,661,604
California Health Facilities Financing Authority Rev. (Stanford Health Care), “A”, 5.25%, 8/15/2054	2,500,000	2,690,252
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	3,000,000	3,030,292
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	180,602
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	722,914
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,291,495
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	859,456
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	426,863
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,000,096
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	993,862
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,459,744
California Municipal Finance Authority Rev. (Healthcore Northbay Properties), “A”, 5.69%, 9/01/2035	2,500,000	2,548,624
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,128
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,102
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,051
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	401,244
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,490,966
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,086,842
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,476,611
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,859,577
California Statewide Communities Development Authority Rev. (Emanate Health), “A”, 4%, 4/01/2040	650,000	642,333
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,141,509
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,005,657
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.25%, 12/01/2054	3,500,000	3,684,175
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,010,482
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,405,284
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	188,884
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,649,495
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,881,990
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,929,385
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,548,014
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,400
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	65,713
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,004,896
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	301,916
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	699,251
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	678,772
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,573,527
Upland, CA, San Antonio Regional Hospital, COP, 4%, 1/01/2042	1,000,000	900,343
Upland, CA, San Antonio Regional Hospital, COP, 5%, 1/01/2047	1,000,000	1,003,700
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	350,515
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	991,439
		$75,858,623
Healthcare Revenue - Long Term Care – 3.1%
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	$750,000	$754,893
MSTAFS-SEM
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	$1,000,000	$1,015,156
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,264,901
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,010,567
California Municipal Finance Authority Refunding Rev. (HumanGood-California Obligated Group), “A”, 5.25%, 10/01/2044	1,505,000	1,554,384
California Municipal Finance Authority Refunding Rev. (HumanGood-California Obligated Group), “A”, 5.25%, 10/01/2045	1,120,000	1,154,397
California Municipal Finance Authority Rev. (PRS-California Obligated Group Projects), “A”, 5%, 4/01/2049	1,300,000	1,283,750
California Municipal Finance Authority Rev. (PRS-California Obligated Group Projects), “A”, 5%, 4/01/2054	1,540,000	1,500,444
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	766,251
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,125,357
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	472,271
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,805,683
California Statewide Communities Development Authority, Insured Refunding Rev. (Moldaw Residences), 5%, 11/01/2049	2,000,000	2,069,699
California Statewide Communities Development Authority, Insured Refunding Rev. (Sequoia Living Projects), “A”, 5%, 7/01/2050	3,000,000	3,101,477
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	432,150
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	436,792
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	965,883
		$21,714,055
Human Services – 0.4%
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2049	$750,000	$751,142
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2054	2,000,000	1,972,441
		$2,723,583
Industrial Revenue - Environmental Services – 1.8%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	$4,000,000	$3,989,807
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 10/01/2041 (Put Date 10/02/2028)	3,000,000	2,972,614
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,866,809
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	3,000,000	3,001,337
		$12,830,567
Local Authorities – 0.4%
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2053	$1,000,000	$1,031,851
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2055	2,000,000	2,054,530
		$3,086,381
Miscellaneous Revenue - Other – 1.0%
Pasadena, CA, Public Financing Authority Lease Refunding Rev. (Rose Bowl Renovation Project), Capital Appreciation, 0%, 6/01/2048	$1,125,000	$397,940
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,537,435
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,303,920
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	206,590
		$7,445,885
Multi-Family Housing Revenue – 14.5%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,818,573
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,600,000	2,353,947
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,997,076
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,957,540	2,000,182
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	805,983
California Housing Finance Agency, Limited Obligation Multi-Family Housing Rev. (Wakeland Riverwalk), “R”, 4.95%, 8/01/2044	1,800,000	1,864,736
California Housing Finance Agency, Multi-Family Housing (Bayview Apartments), “W”, FNMA, 4%, 10/01/2039	3,550,000	3,513,765
California Housing Finance Agency, Multi-Family Housing (LaSalle Apartments), “V”, FNMA, 4.1%, 9/01/2040	5,000,000	4,901,628
California Housing Finance Agency, Multi-Family Housing (Sisal Apartments), “DD”, FNMA, 3.7%, 11/01/2037	5,000,000	5,002,498
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 4.1%, 9/01/2040	5,000,000	4,901,628
MSTAFS-SEM
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	$3,000,000	$2,952,829
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	990,000	977,345
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	4,881,932
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,755,324
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	4,036,323
California Municipal Finance Authority, Multi-Family Housing Rev. (Whitmer Manor Community Partners LP), “A”, FNMA, 4.875%, 11/01/2043	3,100,000	3,215,191
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 4.48%, 6/01/2044	5,000,000	4,984,221
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 5.28%, 9/01/2046	3,300,000	3,516,246
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,500,000	2,248,959
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,418,492
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,537,659
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,436,599
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Vintage at Folsom), “E-1”, FNMA, 4%, 10/01/2042	3,650,000	3,409,010
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,580,000	1,613,988
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,601,341
Los Angeles, CA, Multi-Family Housing Authority Rev. (Clarendon Apartments), “A”, 4.5%, 12/01/2059	8,750,000	8,205,021
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,302,638	1,287,753
National Finance Authority, NH, Municipal Certificates, “A-CA”, 3.925%, 7/20/2039	4,967,443	4,766,314
National Finance Authority, NH, Municipal Certificates, “B-CA”, 3.925%, 7/20/2040	2,000,000	1,791,313
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	2,965,514	3,036,517
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 5/01/2040	2,470,000	2,415,721
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	220,000	211,880
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,675,000	1,611,526
San Francisco, CA, City & County Multi-Family Housing Rev. ( Sunnydale Hope SF Block 9), “B-1”, FNMA, 5%, 2/01/2046	1,245,000	1,280,185
San Jose, CA, Multi-Family Housing Rev. (Arcade), “A-1”, FNMA, 5%, 9/01/2044	2,600,000	2,720,150
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,041,654
		$103,113,509
Parking – 0.2%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,546,865
Port Revenue – 1.1%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$3,051,494
Alameda, CA, Corridor Transportation Authority Rev., Convertible Capital Appreciation, “C”, AGM, 0% to 10/01/2037, 5.45% to 10/01/2052	8,195,000	4,691,064
		$7,742,558
Sales & Excise Tax Revenue – 1.9%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$390,000	$362,258
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	114,000	111,370
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	382,000	358,989
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	5,346,000	5,159,274
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	944,000	903,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	385,000	368,360
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,826,000	2,623,690
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	27,424
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,566,000	1,280,984
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,524,000	1,144,547
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	780,000	624,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	499,500
		$13,471,710
MSTAFS-SEM
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 4.6%
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2054	$700,000	$650,411
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2064	1,350,000	1,223,020
California Enterprise Development Authority, Lease Rev. (Riverside County - Mead Valley Wellness Village Project), “A”, 5.5%, 11/01/2059	3,375,000	3,648,906
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	985,738
California Infrastructure & Economic Development Bank Rev. (Social Bonds), “B”, 5%, 11/01/2059	1,000,000	1,002,827
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	429,126
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,666,040
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	941,737
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	742,808
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	351,136
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	435,000	435,489
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	392,104
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	940,000	935,385
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	441,306
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools-Obligated Group), “A”, 5%, 7/01/2045	1,700,000	1,680,484
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools-Obligated Group), “A”, 5%, 7/01/2055	1,845,000	1,797,372
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	509,635
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	555,432
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	525,078
California School Finance Authority, Charter School Rev. (Alliance for College - Ready Public Schools Projects), 5%, 7/01/2049	1,000,000	1,009,338
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	394,321
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	526,383
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	948,539
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,000,000	600,000
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	700,000	712,269
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	1,966,206
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,246,611
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2054	525,000	510,133
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2064	1,000,000	952,288
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	883,372
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	860,332
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	512,010
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	735,589
California School Finance Authority, School Facility Rev. (KIPP Socal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,036,037
		$32,807,462
Single Family Housing - State – 0.9%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$805,000	$851,221
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.3%, 12/01/2054	6,000,000	5,802,164
		$6,653,385
State & Local Agencies – 4.5%
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	$4,000,000	$3,683,362
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,971,490
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2050 (w)	1,450,000	1,504,749
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2055 (w)	4,000,000	4,127,325
Los Angeles County, CA, Public Works Financing Authority Rev., “H”, 5.5%, 12/01/2053	2,000,000	2,174,913
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,761,040
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	768,528
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	978,946
Ontario, CA, Public Financing Authority Lease Rev., “A”, 4.5%, 11/01/2055	1,000,000	986,066
San Bernadino, CA, Unified School District Certificates of Participation, AGM, 4.375%, 10/01/2043	2,000,000	2,015,056
San Bernadino, CA, Unified School District Certificates of Participation, AGM, 4.5%, 10/01/2045	2,000,000	2,027,310
MSTAFS-SEM
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	$5,270,000	$4,700,488
		$31,699,273
Tax - Other – 1.5%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$651,804
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,936,248
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	2,195,000	2,250,882
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	340,000	334,820
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	735,000	764,287
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	515,248
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	171,653
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	501,071
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,616,463
		$10,742,476
Tax Assessment – 3.9%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$946,625
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,018,168
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	423,739
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,871,613
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	502,903
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	501,146
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,013,467
Mountain House, CA, Special Tax Community Facilities District No. 2024-1 (Public Facilities and Services), 5%, 9/01/2055	2,000,000	1,985,032
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	565,000	565,351
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	640,000	658,060
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,014,735
River Islands, CA, Public Finance Authority, Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	4,865,923
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,000,255
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,558,570
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	35,000	35,252
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,355,388
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	750,262
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,650,970
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,362,913
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,082,911
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	806,899
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	959,377
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2034	300,000	312,054
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2038	275,000	279,981
		$27,521,594
Tobacco – 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$855,000	$729,347
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	4,750,000	944,345
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,001,964
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	135,000	133,956
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	215,000	213,070
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	1,937,114
MSTAFS-SEM
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	$4,000,000	$3,940,429
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,075,000	979,464
		$11,879,689
Toll Roads – 0.1%
Bay Area, CA, Toll Authority Bridge Rev., “F-1”, 5%, 4/01/2053	$500,000	$527,650
Universities - Colleges – 3.7%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,113,915
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	934,796
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	431,070
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,280,990
California Educational Facilities Authority Rev. (Santa Clara University), “A”, 5%, 4/01/2045	500,000	534,010
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,004,330
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,003,679
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	501,498
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,026,080
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.125%, 11/01/2040	1,350,000	1,381,049
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.375%, 11/01/2045	775,000	784,968
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.625%, 11/01/2054	500,000	505,818
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,010,919
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,311,869
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	415,608
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	1,855,074
California Municipal Finance Authority, Academic Facilities Rev. (CoreLink-Scripps Holdings LLC-Scripps College Project), “A”, 5.5%, 7/01/2060	1,000,000	1,047,273
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	375,000	394,949
California State University Systemwide Rev., “A”, 5%, 11/01/2047	4,000,000	4,284,103
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,474,692
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	150,086
		$26,446,776
Universities - Dormitories – 2.0%
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2039	$650,000	$686,394
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2045	1,000,000	1,015,824
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	832,886
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	452,373
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	225,171
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,681,945
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	384,569
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	476,023
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,328,715
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,760,929
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,820,967
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,532,369
		$14,198,165
Utilities - Cogeneration – 0.4%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,021,879
MSTAFS-SEM
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	$1,610,000	$1,624,566
		$2,646,445
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$475,000	$325,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	524,025
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	600,000	411,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	311,675
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	424,700
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,916
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	222,625
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,638,308
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,340,052
		$7,252,676
Utilities - Other – 7.6%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,221,561
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,921,134
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,322,382
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	3,000,000	3,289,621
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,334,561
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	9,000,000	9,702,359
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	4,000,000	4,391,758
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	2,000,000	2,183,231
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	2,955,000	3,235,949
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	5,000,000	5,578,154
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,123,292
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	3,000,000	3,284,800
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,073,696
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,784,339
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,640,418
		$54,087,255
Water & Sewer Utility Revenue – 3.4%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,018,561
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,111,622
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2049	1,000,000	1,063,066
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,057,091
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,114,182
El Dorado, CA, Irrigation District Rev., COP, “A”, 4%, 3/01/2050	3,500,000	3,198,048
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	720,023
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2050	2,005,000	2,138,206
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2054	1,350,000	1,434,108
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,336,361
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,412,384
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,069,189
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,616,622
MSTAFS-SEM
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	$2,070,000	$2,212,880
		$24,502,343
Total Municipal Bonds (Identified Cost, $714,906,805)		$701,118,082
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $680,208)	$1,044,360	$353,933
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $517,859)	$908,524	$600,762
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $19,779,175)	19,776,763	$19,778,741
Other Assets, Less Liabilities – (1.5)%		(10,493,015)
Net Assets – 100.0%		$711,358,503
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
20

Portfolio of Investments (unaudited) – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 4.0%
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	$1,000,000	$1,042,538
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,015,117
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	508,792
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,010,740
Atlanta, GA, Airport Passenger Facility Charge Rev., “D”, 4%, 7/01/2039	120,000	116,750
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	500,000	506,186
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,008
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,000
		$4,265,131
General Obligations - General Purpose – 4.7%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$204,595
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	712,509
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	150,816	167,128
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	46,290	45,770
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	85,068	82,964
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	35,711	33,890
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	48,553	43,478
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	171,495	148,021
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	42,547
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	921,968
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	481,414
Senoia, GA, Building and Facilities Authority Rev., 4%, 12/01/2046	1,000,000	942,345
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	191,047
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	88,961
Washington County, GA, Hospital Authority Rev., Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	944,767
		$5,051,404
General Obligations - Schools – 3.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$370,000	$282,404
Commerce, GA, City School District, General Obligation, 6%, 8/01/2047	500,000	567,407
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	720,729
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,060,270
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,053,474
		$3,684,284
Healthcare Revenue - Hospitals – 12.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$189,446
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center, Inc. Project), 5%, 7/01/2055	750,000	770,004
Cedartown, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	508,919
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	21,312
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,070,701
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,022,696
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	226,623
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	906,966
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	475,119
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	15,165
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	393,565
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	888,851
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,024,355
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	756,170
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2028	400,000	400,396
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,007,236
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	624,655
MSTAFS-SEM
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	$745,000	$723,570
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,002,680
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	917,912
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	490,270
		$13,436,611
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$502,017
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	506,018
		$1,008,035
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$94,161
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$145,450
Miscellaneous Revenue - Other – 7.1%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$275,000	$241,304
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	500,000	506,424
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 4%, 1/01/2054	1,250,000	1,037,474
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	915,535
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,015,684
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	503,344
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	665,989
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,000,774
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	279,999
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	175,000	175,053
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	500,000	497,097
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	250,000	250,227
Savannah, GA, Convention Center Authority, Convention Center Hotel Third Tier Rev. (HMT Pledge), “C”, AGM, 5%, 6/01/2058	500,000	503,938
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	45,349
		$7,638,191
Multi-Family Housing Revenue – 9.2%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Connell Commons), “A”, 4.75%, 5/01/2043	$1,000,000	$1,000,229
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Flats at Stone Hogan), FNMA, 4.37%, 5/01/2044	1,000,000	973,543
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.75%, 6/01/2043	1,000,000	1,044,000
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	996,747
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	1,000,000	995,522
DeKalb County, GA, Housing Authority, Multi-Family Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,013,940
Douglas County, GA, Housing Authority, Multi-Family Rev. (Durelee Lane Senior Residences), “A”, FNMA, 5.1%, 2/01/2044	1,000,000	1,033,422
Griffin, GA, Housing Authority, Multi-Family Housing Rev. (Parc at Rosenwald), “A”, FNMA, 5.15%, 9/01/2044	1,000,000	1,049,833
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	990,000	981,007
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	315,899	312,290
Savannah, GA, Housing Authority, Multi-Family (Pines at Garden City Project), FNMA, 4.75%, 3/01/2042	500,000	519,446
		$9,919,979
Port Revenue – 2.5%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$935,902
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	918,777
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	875,973
		$2,730,652
Sales & Excise Tax Revenue – 5.4%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B- 1”, AGM, 0%, 6/15/2044	$1,205,000	$490,855
MSTAFS-SEM
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$90,000	$83,598
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5.25%, 7/01/2050	1,000,000	1,073,040
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,102,858
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “E-1”, 3%, 7/01/2040	1,000,000	858,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	23,446
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	77,060
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	605,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	187,529
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	79,413
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	536,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,308
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	266,667
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	237,321
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	49,259
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	196,000
		$5,872,817
Secondary Schools – 0.6%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$471,226
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	223,704
		$694,930
Single Family Housing - State – 8.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$70,000	$70,139
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	1,000,000	999,100
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,383,735
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	900,131
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	372,650
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	984,931
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	1,000,221
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	685,000	705,460
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 5.05%, 12/01/2045	1,000,000	1,024,542
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.55%, 12/01/2049	750,000	744,204
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	596,686
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	192,777
		$8,974,576
State & Local Agencies – 3.8%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,024,833
Georgia Municipal Association, Inc. (City of Fairburn Project), 4%, 1/01/2055	1,000,000	910,354
Knightdale, NC, Limited Obligation, 4%, 3/01/2043	650,000	626,981
Knightdale, NC, Limited Obligation, 4%, 3/01/2045	550,000	522,894
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,032,869
		$4,117,931
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	100,520
		$105,346
Tax - Other – 2.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$435,000	$446,075
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	70,000	68,934
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	185,000	192,371
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	1,000,000	1,082,695
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,340
MSTAFS-SEM
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	$100,000	$100,214
Jefferson, GA, Public Building Authority Rev. (School District Project), 5%, 2/01/2050	1,000,000	1,045,902
		$2,971,531
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$412,373
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,993
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,112
		$431,478
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$355,000	$302,828
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	245,000	223,227
		$526,055
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$299,016
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	450,000	462,675
		$761,691
Universities - Colleges – 10.7%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$500,387
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	789,326
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	561,497
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	928,690
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	750,125
Cobb County, GA, Development Authority Lease Rev. (KSU Summit II Student Housing Project), 4.625%, 7/15/2056	1,000,000	969,495
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,026,810
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	464,614
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,013,993
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 5.25%, 9/01/2045	750,000	812,320
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	350,171
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,035,988
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,012,258
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	399,216
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	880,864
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	60,041
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	45,000	45,058
		$11,600,853
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$390,000	$390,273
Utilities - Municipal Owned – 8.3%
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	$500,000	$500,891
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	500,292
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	951,937
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,012,867
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	1,004,413
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	768,924
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	1,000,000	1,063,685
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	129,390
Georgia Municipal Electric Authority, “A”, BAM, 5.25%, 1/01/2054	1,000,000	1,040,969
Griffin, GA, Combined Public Utility Rev., BAM, 5%, 1/01/2051 (w)	1,000,000	1,039,164
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	106,175
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	137,000
MSTAFS-SEM
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	$490,000	$490,055
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	85,625
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	70,552
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,985
		$8,911,924
Utilities - Other – 2.6%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$585,000	$624,144
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	500,000	543,946
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	804,581
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	786,875
		$2,759,546
Water & Sewer Utility Revenue – 9.2%
Atlanta, GA, Water & Wastewater Refunding Rev., BAM, 4%, 11/01/2043	$1,000,000	$960,032
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	500,125
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	915,522
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,035,691
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,030,566
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046	400,000	422,103
Georgia Upper Oconee Basin Water Authority Rev., 5%, 7/01/2049	1,000,000	1,045,810
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	125,129
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	155,000	155,005
Henry County, GA, Water Authority, Water & Sewer Rev., 4.25%, 2/01/2044	1,000,000	985,631
Macon, GA, Water Authority, Water & Sewer Rev., 5%, 10/01/2054	1,000,000	1,039,124
Spalding County, GA, Water & Sewer Facilities Authority Rev., 4.85%, 6/01/2056	690,000	699,127
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,030,427
		$9,944,292
Total Municipal Bonds (Identified Cost, $108,533,060)		$106,037,141
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $143,133)	$219,866	$74,513
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $109,161)	$191,510	$126,636
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $1,350,915)	1,350,676	$1,350,811
Other Assets, Less Liabilities – 0.4%		421,957
Net Assets – 100.0%		$108,011,058
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
25

Portfolio of Investments (unaudited) – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 3.4%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$64,216
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	57,485
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,046,563
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,040,392
Maryland Department of Transportation, Special Transportation Project Rev., “B”, AGM, 4%, 8/01/2051	505,000	441,263
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2025	1,525,000	1,525,000
Metropolitan Washington, D.C., Airport Authority System Rev., “D-2”, VRDN, 2.25%, 10/01/2039	340,000	340,000
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	655,311
		$5,170,230
General Obligations - General Purpose – 10.9%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	$1,315,000	$1,384,053
Anne Arundel County, MD, General Obligation, Consolidated Water & Sewer, 5%, 10/01/2053	1,500,000	1,578,165
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,468,747
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	209,245
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	491,644
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	45,031	48,172
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	121,739	134,906
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	41,476	41,010
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	75,390	73,526
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,997	30,365
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	43,504	38,956
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	150,243	129,678
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	38,121
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	874,596
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,427,958
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	995,482
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,225,419
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,121,777
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “E”, VRDN, 2.1%, 11/01/2037	1,900,000	1,900,000
Prince George's County, MD, General Obligation, Public Improvement, “A”, 5%, 8/01/2045	1,500,000	1,612,390
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	169,819
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	191,362
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	87,549
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	118,616
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	44,804
Washington Suburban Sanitary District, MD, Consolidated Public Improvement , 4%, 6/01/2053	1,000,000	930,972
		$16,367,332
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$248,057
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	385,310
		$633,367
Healthcare Revenue - Hospitals – 16.3%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$10,000	$9,189
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	490,366
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	782,714
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	762,917
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	892,437
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,092,541
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	933,957
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,475,000	1,394,037
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	750,000	786,020
MSTAFS-SEM
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	$1,155,000	$1,290,966
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2029	900,000	902,978
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,031,435
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	505,094
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	756,070
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	608,145
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), 5.25%, 7/01/2050	1,000,000	1,030,416
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), AGM, 5%, 7/01/2055	1,000,000	1,021,066
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,279,868
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	524,237
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,005,696
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,027,991
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,119,223
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	750,000	781,442
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	905,950
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, AGM, 4%, 4/15/2045	915,000	834,650
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 4%, 12/01/2044	415,000	383,165
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	1,240,000	1,247,051
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	590,000	530,283
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	574,065
		$24,503,969
Healthcare Revenue - Long Term Care – 2.2%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$887,509
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	441,789
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	488,459
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	501,388
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	329,227
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	618,920
		$3,267,292
Healthcare Revenue - Other – 0.2%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$260,000	$260,164
Miscellaneous Revenue - Other – 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	$85,000	$85,958
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	68,285
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,039,447
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	415,364
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	239,999
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	250,000	250,076
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	493,406
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,310
		$2,632,845
Multi-Family Housing Revenue – 10.0%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,103
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	511,928
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	763,844
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	471,894
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	457,993
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,435,749
Maryland Community Development Administration, Multi-Family Development Rev. (Hopkins Village Apartments), “D”, 4.8%, 7/01/2042	1,000,000	1,020,537
MSTAFS-SEM
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Multi-Family Development Rev. (New Carrollton Senior Affordable-Phase 1, Green Bonds), “F-1”, FNMA, 4.85%, 6/01/2046 (w)	$1,500,000	$1,500,017
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	1,250,000	1,207,942
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	505,733
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	823,425
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,018,852
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	974,048
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,075,077
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	519,273
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	275,525	272,376
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	685,000	480,627
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	500,000	510,414
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4%, 12/15/2031	1,000,000	1,031,353
		$15,081,185
Parking – 0.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,395,813
Port Revenue – 1.0%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$494,488
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	240,882
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	674,642
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	139,460
		$1,549,472
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$69,665
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	20,515
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	76,121
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,753,536
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	153,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	71,758
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	247,886
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,308
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	276,483
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	249,337
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	51,297
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	96,000
		$3,070,991
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	$250,000	$246,068
Single Family Housing - Local – 2.4%
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 5.75%, 7/01/2054	$950,000	$1,029,632
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.15%, 7/01/2045	500,000	519,291
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.3%, 7/01/2050	1,000,000	1,039,002
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “C”, VRDN, 2.68%, 1/01/2041	1,000,000	1,000,000
		$3,587,925
Single Family Housing - State – 6.8%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,050,310
MSTAFS-SEM
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$500,000	$501,417
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	855,000	920,824
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	219,309
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	675,000	666,581
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,024,441
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	785,000	841,495
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,023,352
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	890,000	970,225
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	990,000	1,114,837
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	881,059
Maryland Community Development Administration, Department of Housing & Community Development Rev., “D”, FHA, 3.1%, 4/01/2026	975,000	976,420
		$10,190,270
State & Local Agencies – 15.9%
Baltimore County, MD, Rev. Certificates of Participation, (Equipment Acquisition Program), 5%, 3/01/2026	$1,000,000	$1,010,104
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,000,000	890,706
Maryland Economic Development Corp., Lease Rev. (Maryland Department of Health Headquarters Project), “A”, 5%, 6/01/2048	1,000,000	1,039,716
Maryland Economic Development Corp., Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	2,018,194
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	506,988
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,803,103
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	517,536
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	471,070
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,293,105
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,569,587
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,584,994
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,025,422
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,463,112
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,051,276
Metropolitan Washington, D.C., Transit Authority Second Lien Dedicated Rev., “A”, 5.25%, 7/15/2055	1,000,000	1,054,124
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	75,000	89,069
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	895,438
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,047,210
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,515,073
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds-Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,621,334
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,383,166
		$23,850,327
Student Loan Revenue – 0.3%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$88,922
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	345,000	343,346
		$432,268
Tax - Other – 2.3%
Anne Arundel County, MD, Special Taxing District Refunding Bonds (Villages at Two Rivers Project), AGM, 4.25%, 7/01/2044	$1,000,000	$955,889
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	90,000	88,629
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	225,000	233,965
MSTAFS-SEM
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Maryland Economic Development Corp., Recreational Facilities Rev. (Southfields Sports Park Complex), 5%, 10/01/2050	$500,000	$505,659
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	798,592
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	467,753
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	446,352
		$3,496,839
Tax Assessment – 3.1%
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$502,831
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	255,545
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	506,242
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	236,825
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	454,412
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	810,000	822,635
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “B”, 4%, 7/01/2040	155,000	146,431
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	246,268
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	773,587
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	273,589
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	414,635
		$4,633,000
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$410,000	$344,192
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	320,000	272,972
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	245,000	223,227
		$840,391
Toll Roads – 1.4%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$444,333
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	969,810
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	610,000	627,182
		$2,041,325
Transportation - Special Tax – 3.0%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,067,104
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	492,329
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	895,127
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	451,766
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	450,729
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,156,915
		$4,513,970
Universities - Colleges – 4.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$468,311
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2054	1,000,000	1,011,426
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,009,007
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	450,000	452,138
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,003,598
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	649,226
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	209,684
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2050	1,000,000	868,136
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	335,341
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	65,000	65,084
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	97,762
		$6,169,713
MSTAFS-SEM
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 2.7%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Harper-Tubman Project), “A”, AGM, 5.75%, 7/01/2064	$1,000,000	$1,093,108
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	755,972
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park-Leonardtown Project), AGM, 5.25%, 7/01/2064	750,000	765,494
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	987,231
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	215,000	215,159
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,183
		$4,117,147
Utilities - Municipal Owned – 0.6%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$100,000	$68,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	109,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	171,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	85,625
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,985
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	487,961
		$932,921
Utilities - Other – 2.7%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$768,177
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,000,000	1,115,631
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	436,567
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	704,927
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	485,000	511,206
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	442,481
		$3,978,989
Water & Sewer Utility Revenue – 2.1%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$550,000	$550,945
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,545,000	1,411,272
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	105,108
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	130,004
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,839
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2049	1,000,000	946,906
		$3,195,074
Total Municipal Bonds (Identified Cost, $149,075,491)		$146,158,887
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $143,133)	$219,865	$74,512
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $97,808)	$171,593	$113,466
MSTAFS-SEM
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $5,180,950)	5,180,677	$5,181,195
Other Assets, Less Liabilities – (0.9)%		(1,379,317)
Net Assets – 100.0%		$150,148,743
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
32

Portfolio of Investments (unaudited) – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Airport Revenue – 5.4%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$243,104
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	221,095
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,054,384
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,805,593
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,008,749
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,572,712
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,504,863
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,031,295
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,080,279
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,695,724
		$21,217,798
General Obligations - General Purpose – 14.1%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$655,635
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,580,846
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,405,533
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 5/01/2053	2,130,000	2,206,933
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 4%, 5/01/2045	2,000,000	1,869,387
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,097,292
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2054	2,115,000	2,198,156
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	3,050,085
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,058,168
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	343,525	380,681
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	143,685	142,070
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	282,284	275,303
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	110,848	105,195
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	150,711	134,957
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	516,737	446,006
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	132,065
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,162,017
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,191,537
Hingham, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2050	3,020,000	2,842,513
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,596,246
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,230,458
Lowell, MA, General Obligation State Qualified Municipal Purpose Loan, 4.25%, 9/01/2053	3,000,000	2,801,282
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,102,597
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,131,708
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	993,263
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,810,899
Newton, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2047	4,300,000	4,112,636
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	677,198
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	774,305
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	706,980
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	755,115
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	663,565
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	637,166
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	297,183
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	267,332
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	588,088
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	258,038
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	360,409
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	143,372
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,680,293
Wakefield, MA, General Obligation Purpose Loan, 5%, 8/15/2050	3,000,000	3,129,687
		$55,652,199
MSTAFS-SEM
33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 2.2%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$969,333
Nashoba, MA, Regional School District, General Obligation Project Loan, “70B”, 4%, 6/15/2045	3,010,000	2,864,015
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,222,525
Tri-County, MA, Regional School District General Obligation Project Loan, “70B”, 4%, 6/01/2044	4,000,000	3,828,886
		$8,884,759
Healthcare Revenue - Hospitals – 17.1%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,502,630
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,779,845
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,578,913
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,445
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2052	2,000,000	1,988,403
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “A”, 5.5%, 8/15/2050	3,000,000	3,089,571
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,007,186
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,038,501
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,034,714
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2043	2,855,000	2,902,361
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2048	3,115,000	3,139,833
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2036	635,000	667,272
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2037	850,000	889,166
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2038	700,000	728,764
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,125,949
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,138,466
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,274,635
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,154,939
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	2,690,000	2,710,740
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	426,755
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,099,010
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046	1,000,000	1,111,717
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,822,840
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,503,900
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,436,090
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,295,288
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,853,798
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,020,646
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,000,686
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,048,890
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,763,794
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,938,945
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,663,064
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	1,905,422
		$67,643,178
Healthcare Revenue - Long Term Care – 1.7%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,251,327
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	2,000,000	1,983,152
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	430,911
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	526,136
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	509,334
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	755,749
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,265,683
		$6,722,296
Industrial Revenue - Environmental Services – 0.0%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	$165,000	$165,074
MSTAFS-SEM
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.3%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,032,450
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,029,118
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,014,935
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,219,074
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,058,223
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	949,995
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,505,391
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	141,086
		$8,950,272
Multi-Family Housing Revenue – 6.1%
Massachusetts Housing Finance Agency Rev., “B”, 4.125%, 12/01/2036	$3,000,000	$3,000,563
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,008,307
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	962,113
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,869,666
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,001,966
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	804,829
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	1,009,797
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,017,432
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,023,473
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,024,329
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,064,154
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	821,604
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,638,361
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,426,280
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,875
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,075,933	1,063,639
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	988,505	1,012,172
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	138,418
		$24,077,978
Sales & Excise Tax Revenue – 6.5%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$255,000	$236,861
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,049,573
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2047	3,000,000	3,244,660
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2055	4,000,000	4,268,670
Massachusetts Bay Transportation Authority, Senior Sales Tax, Capital Appreciation, “A”, 0%, 7/01/2030	1,465,000	1,270,630
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,095,498
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax, “A”, 5.25%, 2/15/2050	1,000,000	1,070,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	71,316
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	224,603
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,673,064
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	571,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	244,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,023,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	19,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	866,259
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	759,276
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	161,365
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	480,000	384,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	324,000
		$25,562,984
Secondary Schools – 2.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group-Issue No. 1), “A”, 5%, 6/01/2056 (n)	$290,000	$252,566
MSTAFS-SEM
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	$1,000,000	$1,000,365
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	923,638
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	500,394
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,015,755
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,005,322
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,240,314
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	226,187
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	2,000,000	2,000,563
		$8,165,104
Single Family Housing - State – 4.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$210,000	$210,417
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	354,779
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	466,121
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	366,311
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	720,000	709,515
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,320,000	3,528,253
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.35%, 12/01/2025	525,000	525,806
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	317,285
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,237,798
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,744,736
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	620,567
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	489,382
Massachusetts Housing Finance Agency, Single Family Housing Rev., “242”, GNMA, 4.75%, 12/01/2050	1,500,000	1,505,288
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,448,097
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	531,781
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	591,051
		$15,647,187
Student Loan Revenue – 5.1%
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	$2,250,000	$1,920,705
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,000,000	1,347,177
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,475,869
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	1,400,000	1,477,305
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,390,097
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,078,056
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,729,009
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	1,000,000	1,002,346
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,565,065
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,235,985
Massachusetts Educational Financing Authority, Education Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,829,411
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,185,000	1,179,319
		$20,230,344
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,670,000	$1,712,516
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	270,000	265,887
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	710,000	738,291
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	121,167
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	370,792
		$3,208,653
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$20,000	$19,986
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,387
		$51,373
MSTAFS-SEM
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,082,947
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	505,000	430,784
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	895,000	815,461
		$2,329,192
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., “B-1”, 5%, 1/01/2037	$1,000,000	$1,054,684
Transportation – 1.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	$4,000,000	$4,166,962
Transportation - Special Tax – 2.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,879,196
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,048,240
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,123,689
		$9,051,125
Universities - Colleges – 17.9%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,103,636
Massachusetts Development Finance Agency Refunding Rev. (Boston College), “W”, 4.25%, 7/01/2055	3,850,000	3,635,754
Massachusetts Development Finance Agency Refunding Rev. (Boston University), “B-2”, 5%, 10/01/2048	2,000,000	2,102,561
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,154,491
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,774,993
Massachusetts Development Finance Agency Refunding Rev. (Emerson College), 5.25%, 1/01/2044	1,020,000	1,028,297
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	912,859
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,000,435
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,192,019
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “G”, 5.25%, 11/01/2051	3,500,000	3,660,187
Massachusetts Development Finance Agency Refunding Rev. (Smith College), 4%, 7/01/2045	2,000,000	1,921,361
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	983,237
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	853,001
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	628,869
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	341,669
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,803,050
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,508,535
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2055	1,250,000	1,268,011
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	867,920
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	711,512
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,726,029
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,004,246
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,868,553
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,097,367
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	199,759
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	966,951
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,211,536
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	410,510
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,472,443
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,082,532
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,142,204
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	970,000	979,180
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,008,132
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	1,500,000	1,116,827
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	833,634
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,105,827
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2055	2,000,000	2,055,478
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,913,575
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,111,034
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,629,423
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	986,933
MSTAFS-SEM
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	$1,395,000	$1,401,103
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,823,163
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,066,055
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	215,000	215,145
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	73,842
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	83,587
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	469,136
		$70,506,601
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,300,000	$1,219,755
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,016,907
		$2,236,662
Utilities - Municipal Owned – 0.4%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$315,000	$215,775
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	349,350
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	205,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	284,275
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	388,024
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,947
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	150,700
		$1,628,571
Utilities - Other – 3.4%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,400,552
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,309,702
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,188,985
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,993,429
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,370,612
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	885,000	898,630
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,108,776
		$13,270,686
Water & Sewer Utility Revenue – 1.6%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$455,015
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “26B”, 5%, 2/01/2043	1,000,000	1,081,450
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,347,775
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,364,744
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	457,765
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	794,407
		$6,501,156
Total Municipal Bonds (Identified Cost, $388,746,825)		$376,924,838
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $429,617)	$659,596	$223,537
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $338,835)	$594,447	$393,078
MSTAFS-SEM
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $12,082,292)	12,081,100	$12,082,308
Other Assets, Less Liabilities – 1.2%		4,777,743
Net Assets – 100.0%		$394,401,504
Portfolio Footnotes:
(a)
Non-income producing security.
(d)
In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$923,938	$66,417,539
Arkansas Fund	1,928,457	140,788,708
California Fund	19,778,741	702,072,777
Georgia Fund	1,350,811	106,238,290
Maryland Fund	5,181,195	146,346,865
Massachusetts Fund	12,082,308	377,541,453
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$815,199	1.2%
Arkansas Fund	1,161,339	0.8%
California Fund	49,796,098	7.0%
Georgia Fund	2,435,786	2.3%
Maryland Fund	2,181,203	1.5%
Massachusetts Fund	3,909,115	1.0%
(u)
Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)
When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
California Fund
Restricted Securities	Acquisition Date	Cost	Value
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	$1,004,280	$600,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
MSTAFS-SEM
39

Portfolio of Investments (unaudited) – continued
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
MSTAFS-SEM
40

Financial Statements
Statements of Assets and Liabilities
At 9/30/25 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $68,841,861, $146,287,371, and $716,104,872, respectively)	$66,417,539	$140,788,708	$702,072,777
Investments in affiliated issuers, at value (identified cost, $923,928, $1,928,410, and $19,779,175, respectively)	923,938	1,928,457	19,778,741
Cash	—	—	59,734
Receivables for
Investments sold	45,000	5,000	35,000
Fund shares sold	667	88,038	2,134,380
Interest	868,610	1,660,722	8,297,881
Receivable from investment adviser	10,027	8,854	—
Other assets	10,759	11,986	12,599
Total assets	$68,276,540	$144,491,765	$732,391,112
Liabilities
Payables for
Distributions	$17,231	$19,222	$203,989
Investments purchased	—	—	4,703,848
Interest expense and fees	—	—	24,623
Fund shares reacquired	81,237	271,410	1,111,713
When-issued investments purchased	—	3,029,490	12,760,039
Payable to the holders of the floating rate certificates	—	—	2,000,509
Payable to affiliates
Investment adviser	—	—	4,228
Administrative services fee	108	159	551
Shareholder servicing costs	13,335	33,023	133,541
Distribution and service fees	660	599	2,772
Payable for independent Trustees' compensation	20	27	29
Payable for audit and tax fees	35,763	35,765	35,774
Accrued expenses and other liabilities	12,082	19,951	50,993
Total liabilities	$160,436	$3,409,646	$21,032,609
Net assets	$68,116,104	$141,082,119	$711,358,503
Net assets consist of
Paid-in capital	$76,290,213	$156,765,420	$757,055,455
Total distributable earnings (loss)	(8,174,109)	(15,683,301)	(45,696,952)
Net assets	$68,116,104	$141,082,119	$711,358,503
41

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$48,063,157	$109,096,063	$451,070,459
Class B	55,499	52,763	108,017
Class C	—	—	5,685,797
Class I	15,997,178	24,725,592	161,197,757
Class R6	4,000,270	7,207,701	93,296,473
Total net assets	$68,116,104	$141,082,119	$711,358,503
Shares of beneficial interest outstanding
Class A	5,143,839	12,108,603	82,167,989
Class B	5,937	5,849	19,668
Class C	—	—	1,032,391
Class I	1,796,492	2,764,384	18,040,404
Class R6	449,232	805,929	10,448,312
Total shares of beneficial interest outstanding	7,395,500	15,684,765	111,708,764
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.34	$9.01	$5.49
Offering price per share (100 / 95.75 x net asset value per share)	$9.75	$9.41	$5.73
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.35	$9.02	$5.49
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.51
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.94	$8.94
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.94	$8.93
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
42

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/25	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $108,785,354, $149,316,432, and $389,515,277, respectively)	$106,238,290	$146,346,865	$377,541,453
Investments in affiliated issuers, at value (identified cost, $1,350,915, $5,180,950, and $12,082,292, respectively)	1,350,811	5,181,195	12,082,308
Cash	4,042	—	—
Receivables for
Investments sold	252,500	—	320,538
Fund shares sold	157,114	36,079	299,100
Interest	1,291,843	1,788,356	5,134,435
Receivable from investment adviser	5,670	11,072	4,318
Other assets	11,969	12,921	11,803
Total assets	$109,312,239	$153,376,488	$395,393,955
Liabilities
Payable to custodian	$—	$—	$713
Payables for
Distributions	23,149	36,072	123,179
Interest expense and fees	—	12,157	—
Fund shares reacquired	168,774	181,412	716,097
When-issued investments purchased	1,033,780	1,500,000	—
Payable to the holders of the floating rate certificates	—	1,410,000	—
Payable to affiliates
Administrative services fee	136	165	334
Shareholder servicing costs	18,243	25,478	94,738
Distribution and service fees	976	1,206	2,469
Payable for independent Trustees' compensation	25	—	—
Payable for audit and tax fees	35,764	35,764	35,769
Accrued expenses and other liabilities	20,334	25,491	19,152
Total liabilities	$1,301,181	$3,227,745	$992,451
Net assets	$108,011,058	$150,148,743	$394,401,504
Net assets consist of
Paid-in capital	$118,558,909	$159,894,284	$430,767,134
Total distributable earnings (loss)	(10,547,851)	(9,745,541)	(36,365,630)
Net assets	$108,011,058	$150,148,743	$394,401,504
43

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$71,329,878	$87,650,617	$181,614,379
Class B	44,196	145,239	43,402
Class I	23,237,748	45,852,020	200,856,057
Class R6	13,399,236	16,500,867	11,887,666
Total net assets	$108,011,058	$150,148,743	$394,401,504
Shares of beneficial interest outstanding
Class A	7,150,408	8,806,184	18,018,594
Class B	4,414	14,600	4,298
Class I	2,569,294	5,106,992	22,768,033
Class R6	1,480,603	1,837,298	1,346,642
Total shares of beneficial interest outstanding	11,204,719	15,765,074	42,137,567
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.98	$9.95	$10.08
Offering price per share (100 / 95.75 x net asset value per share)	$10.42	$10.39	$10.53
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.01	$9.95	$10.10
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.04	$8.98	$8.82
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.05	$8.98	$8.83
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
44

Financial Statements
Statements of Operations
Six months ended 9/30/25 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,394,531	$2,934,876	$14,565,514
Dividends from affiliated issuers	25,401	43,041	231,510
Other	18	31	93
Total investment income	$1,419,950	$2,977,948	$14,797,117
Expenses
Management fee	$151,668	$316,455	$1,547,409
Distribution and service fees	59,904	137,803	580,162
Shareholder servicing costs	20,986	53,090	209,860
Administrative services fee	9,866	14,492	49,048
Independent Trustees' compensation	1,721	2,518	11,518
Custodian fee	9,508	14,280	43,344
Shareholder communications	3,378	4,210	7,141
Audit and tax fees	35,763	35,764	35,774
Legal fees	2,764	2,621	14,545
Registration fees	31,947	33,080	41,079
Interest expense and fees	—	—	34,778
Miscellaneous	15,944	16,566	18,908
Total expenses	$343,449	$630,879	$2,593,566
Fees paid indirectly	(12)	(14)	(36)
Reduction of expenses by investment adviser and distributor	(65,735)	(155,997)	(400,071)
Net expenses	$277,702	$474,868	$2,193,459
Net investment income (loss)	$1,142,248	$2,503,080	$12,603,658
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(143,403)	$(407,408)	$(1,200,594)
Affiliated issuers	(75)	(141)	(1,062)
Net realized gain (loss)	$(143,478)	$(407,549)	$(1,201,656)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$662,358	$1,859,266	$3,844,030
Affiliated issuers	(4)	(1)	(767)
Net unrealized gain (loss)	$662,354	$1,859,265	$3,843,263
Net realized and unrealized gain (loss)	$518,876	$1,451,716	$2,641,607
Change in net assets from operations	$1,661,124	$3,954,796	$15,245,265
See Notes to Financial Statements
45

Statements of Operations (unaudited) – continued

Six months ended 9/30/25	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$2,164,476	$2,890,392	$7,657,872
Dividends from affiliated issuers	33,708	109,623	195,558
Other	26	27	59
Total investment income	$2,198,210	$3,000,042	$7,853,489
Expenses
Management fee	$237,395	$317,383	$859,797
Distribution and service fees	88,136	102,828	227,453
Shareholder servicing costs	30,759	47,050	161,351
Administrative services fee	12,272	14,518	29,745
Independent Trustees' compensation	2,134	4,469	7,091
Custodian fee	13,297	14,448	25,213
Shareholder communications	3,889	3,968	5,387
Audit and tax fees	35,764	35,764	35,769
Legal fees	3,470	8,212	11,438
Registration fees	32,419	34,244	33,535
Interest expense and fees	—	24,140	—
Miscellaneous	16,423	16,264	21,475
Total expenses	$475,958	$623,288	$1,418,254
Fees paid indirectly	(3)	(6)	(37)
Reduction of expenses by investment adviser and distributor	(49,036)	(92,371)	(102,277)
Net expenses	$426,919	$530,911	$1,315,940
Net investment income (loss)	$1,771,291	$2,469,131	$6,537,549
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(221,896)	$(69,037)	$(1,016,875)
Affiliated issuers	(280)	(424)	(430)
Net realized gain (loss)	$(222,176)	$(69,461)	$(1,017,305)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,035,443	$1,438,498	$2,651,361
Affiliated issuers	(104)	92	(151)
Net unrealized gain (loss)	$1,035,339	$1,438,590	$2,651,210
Net realized and unrealized gain (loss)	$813,163	$1,369,129	$1,633,905
Change in net assets from operations	$2,584,454	$3,838,260	$8,171,454
See Notes to Financial Statements
46

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/25 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,142,248	$2,503,080	$12,603,658
Net realized gain (loss)	(143,478)	(407,549)	(1,201,656)
Net unrealized gain (loss)	662,354	1,859,265	3,843,263
Change in net assets from operations	$1,661,124	$3,954,796	$15,245,265
Total distributions to shareholders	$(1,133,140)	$(2,497,230)	$(12,529,526)
Change in net assets from fund share transactions	$(2,052,392)	$(7,089,727)	$8,910,055
Total change in net assets	$(1,524,408)	$(5,632,161)	$11,625,794
Net assets
At beginning of period	69,640,512	146,714,280	699,732,709
At end of period	$68,116,104	$141,082,119	$711,358,503

Six months ended 9/30/25 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,771,291	$2,469,131	$6,537,549
Net realized gain (loss)	(222,176)	(69,461)	(1,017,305)
Net unrealized gain (loss)	1,035,339	1,438,590	2,651,210
Change in net assets from operations	$2,584,454	$3,838,260	$8,171,454
Total distributions to shareholders	$(1,755,864)	$(2,417,162)	$(6,509,521)
Change in net assets from fund share transactions	$(742,242)	$12,551,441	$2,955,209
Total change in net assets	$86,348	$13,972,539	$4,617,142
Net assets
At beginning of period	107,924,710	136,176,204	389,784,362
At end of period	$108,011,058	$150,148,743	$394,401,504
See Notes to Financial Statements
47

Statements of Changes in Net Assets – continued

Year ended 3/31/25	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$2,226,542	$4,744,017	$22,313,938
Net realized gain (loss)	(274,358)	(750,778)	(1,815,219)
Net unrealized gain (loss)	(1,168,982)	(2,260,233)	(13,726,642)
Change in net assets from operations	$783,202	$1,733,006	$6,772,077
Total distributions to shareholders	$(2,204,829)	$(4,772,389)	$(22,315,370)
Change in net assets from fund share transactions	$3,787,690	$3,252,584	$127,637,010
Total change in net assets	$2,366,063	$213,201	$112,093,717
Net assets
At beginning of period	67,274,449	146,501,079	587,638,992
At end of period	$69,640,512	$146,714,280	$699,732,709

Year ended 3/31/25	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$3,293,091	$4,149,735	$11,853,186
Net realized gain (loss)	(517,175)	(84,563)	(952,107)
Net unrealized gain (loss)	(1,527,936)	(2,142,183)	(5,727,549)
Change in net assets from operations	$1,247,980	$1,922,989	$5,173,530
Total distributions to shareholders	$(3,287,842)	$(4,076,975)	$(11,892,308)
Change in net assets from fund share transactions	$2,700,733	$18,494,324	$42,281,288
Total change in net assets	$660,871	$16,340,338	$35,562,510
Net assets
At beginning of period	107,263,839	119,835,866	354,221,852
At end of period	$107,924,710	$136,176,204	$389,784,362
See Notes to Financial Statements
48

Financial Statements
Financial Highlights
MFS Alabama Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.27	$9.45	$9.41	$9.89	$10.46	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.27	$0.22	$0.16	$0.22
Net realized and unrealized gain (loss)	0.07	(0.18)	0.05	(0.47)	(0.57)	0.28
Total from investment operations	$0.22	$0.11	$0.32	$(0.25)	$(0.41)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$9.34	$9.27	$9.45	$9.41	$9.89	$10.46
Total return (%) (r)(s)(t)(x)	2.42 (n)	1.12	3.50	(2.52)	(4.00)	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09 (a)	1.08	1.09	1.05	0.99	1.01
Expenses after expense reductions (f)	0.90 (a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.31 (a)	3.07	2.95	2.33	1.52	2.07
Portfolio turnover rate	7 (n)	24	24	30	10	25
Net assets at end of period (000 omitted)	$48,063	$49,180	$46,630	$46,256	$62,260	$61,257

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.27	$9.46	$9.41	$9.90	$10.47	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.15	$0.08	$0.15
Net realized and unrealized gain (loss)	0.08	(0.19)	0.06	(0.48)	(0.57)	0.28
Total from investment operations	$0.20	$0.03	$0.26	$(0.33)	$(0.49)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.21)	$(0.16)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$9.35	$9.27	$9.46	$9.41	$9.90	$10.47
Total return (%) (r)(s)(t)(x)	2.15 (n)	0.27	2.84	(3.35)	(4.71)	4.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85 (a)	1.83	1.85	1.80	1.74	1.77
Expenses after expense reductions (f)	1.65 (a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.58 (a)	2.32	2.20	1.60	0.77	1.44
Portfolio turnover rate	7 (n)	24	24	30	10	25
Net assets at end of period (000 omitted)	$55	$54	$54	$59	$61	$64

See Notes to Financial Statements
49

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.83	$9.01	$8.97	$9.43	$9.97	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss)	0.06	(0.18)	0.05	(0.45)	(0.54)	0.27
Total from investment operations	$0.22	$0.12	$0.33	$(0.22)	$(0.36)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.24)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$8.90	$8.83	$9.01	$8.97	$9.43	$9.97
Total return (%) (r)(s)(t)(x)	2.59 (n)	1.28	3.78	(2.31)	(3.73)	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84 (a)	0.83	0.84	0.80	0.74	0.76
Expenses after expense reductions (f)	0.65 (a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.56 (a)	3.32	3.20	2.57	1.77	2.31
Portfolio turnover rate	7 (n)	24	24	30	10	25
Net assets at end of period (000 omitted)	$15,997	$16,235	$17,204	$20,064	$30,262	$29,971

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.83	$9.01	$8.97	$9.43	$9.97	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.29	$0.24	$0.18	$0.23
Net realized and unrealized gain (loss)	0.07	(0.18)	0.04	(0.46)	(0.54)	0.28
Total from investment operations	$0.23	$0.12	$0.33	$(0.22)	$(0.36)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.24)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$8.90	$8.83	$9.01	$8.97	$9.43	$9.97
Total return (%) (r)(s)(t)(x)	2.62 (n)	1.34	3.85	(2.24)	(3.66)	5.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78 (a)	0.77	0.77	0.73	0.67	0.69
Expenses after expense reductions (f)	0.59 (a)	0.59	0.58	0.58	0.58	0.58
Net investment income (loss)	3.62 (a)	3.38	3.27	2.63	1.83	2.35
Portfolio turnover rate	7 (n)	24	24	30	10	25
Net assets at end of period (000 omitted)	$4,000	$4,172	$3,386	$3,314	$5,020	$3,867

See Notes to Financial Statements
50

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
51

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.91	$9.09	$9.12	$9.54	$10.07	$9.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.27	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	0.09	(0.18)	(0.03)	(0.41)	(0.54)	0.32
Total from investment operations	$0.25	$0.11	$0.24	$(0.17)	$(0.32)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.27)	$(0.25)	$(0.21)	$(0.25)
Net asset value, end of period (x)	$9.01	$8.91	$9.09	$9.12	$9.54	$10.07
Total return (%) (r)(s)(t)(x)	2.92 (n)	1.22	2.77	(1.73)	(3.22)	5.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96 (a)	0.95	0.95	0.93	0.91	0.91
Expenses after expense reductions (f)	0.70 (a)	0.70	0.70	0.70	0.71	0.75
Net investment income (loss)	3.53 (a)	3.19	3.01	2.63	2.15	2.47
Portfolio turnover rate	8 (n)	15	16	26	17	22
Net assets at end of period (000 omitted)	$109,096	$116,327	$120,174	$124,509	$128,341	$133,754

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.92	$9.10	$9.13	$9.55	$10.08	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.17	$0.14	$0.18
Net realized and unrealized gain (loss)	0.10	(0.18)	(0.02)	(0.41)	(0.53)	0.31
Total from investment operations	$0.22	$0.04	$0.18	$(0.24)	$(0.39)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.21)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$9.02	$8.92	$9.10	$9.13	$9.55	$10.08
Total return (%) (r)(s)(t)(x)	2.54 (n)	0.46	2.01	(2.46)	(3.94)	5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71 (a)	1.70	1.70	1.68	1.66	1.66
Expenses after expense reductions (f)	1.45 (a)	1.45	1.45	1.45	1.46	1.50
Net investment income (loss)	2.78 (a)	2.43	2.26	1.87	1.41	1.79
Portfolio turnover rate	8 (n)	15	16	26	17	22
Net assets at end of period (000 omitted)	$53	$51	$136	$295	$480	$610

See Notes to Financial Statements
52

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.84	$9.03	$9.05	$9.47	$9.99	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	0.10	(0.19)	(0.02)	(0.40)	(0.52)	0.31
Total from investment operations	$0.26	$0.11	$0.26	$(0.16)	$(0.30)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.28)	$(0.26)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.94	$8.84	$9.03	$9.05	$9.47	$9.99
Total return (%) (r)(s)(t)(x)	2.98 (n)	1.19	2.98	(1.67)	(3.07)	5.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70 (a)	0.70	0.70	0.68	0.66	0.66
Expenses after expense reductions (f)	0.60 (a)	0.60	0.60	0.60	0.61	0.65
Net investment income (loss)	3.63 (a)	3.29	3.10	2.68	2.25	2.56
Portfolio turnover rate	8 (n)	15	16	26	17	22
Net assets at end of period (000 omitted)	$24,726	$23,311	$20,175	$18,194	$36,162	$34,603

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.84	$9.02	$9.05	$9.47	$9.99	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.25	$0.23	$0.26
Net realized and unrealized gain (loss)	0.10	(0.18)	(0.02)	(0.41)	(0.52)	0.31
Total from investment operations	$0.26	$0.12	$0.26	$(0.16)	$(0.29)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.26)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$8.94	$8.84	$9.02	$9.05	$9.47	$9.99
Total return (%) (r)(s)(t)(x)	3.02 (n)	1.37	2.94	(1.60)	(3.00)	5.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63 (a)	0.63	0.62	0.61	0.58	0.58
Expenses after expense reductions (f)	0.52 (a)	0.53	0.53	0.53	0.54	0.57
Net investment income (loss)	3.71 (a)	3.37	3.18	2.79	2.31	2.58
Portfolio turnover rate	8 (n)	15	16	26	17	22
Net assets at end of period (000 omitted)	$7,208	$7,025	$6,015	$5,290	$5,856	$3,971

See Notes to Financial Statements
53

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
54

Financial Highlights − continued
MFS California Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.47	$5.58	$5.53	$5.87	$6.24	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.18	$0.17	$0.14	$0.15
Net realized and unrealized gain (loss)	0.02	(0.11)	0.06	(0.34)	(0.37)	0.28
Total from investment operations	$0.12	$0.08	$0.24	$(0.17)	$(0.23)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.19)	$(0.17)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$5.49	$5.47	$5.58	$5.53	$5.87	$6.24
Total return (%) (r)(s)(t)(x)	2.19 (n)	1.40	4.49	(2.83)	(3.82)	7.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84 (a)	0.84	0.85	0.86	0.84	0.84
Expenses after expense reductions (f)	0.67 (a)	0.68	0.69	0.70	0.68	0.68
Net investment income (loss)	3.63 (a)	3.39	3.36	3.00	2.22	2.50
Portfolio turnover rate	11 (n)	10	23	36	25	31
Net assets at end of period (000 omitted)	$451,070	$446,694	$370,354	$303,141	$362,465	$396,643
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.66 (a)	0.68	N/A	N/A	N/A	N/A

See Notes to Financial Statements
55

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.47	$5.58	$5.53	$5.87	$6.24	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.14	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.02	(0.11)	0.06	(0.33)	(0.37)	0.27
Total from investment operations	$0.10	$0.04	$0.20	$(0.21)	$(0.28)	$0.38
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.15)	$(0.13)	$(0.09)	$(0.11)
Net asset value, end of period (x)	$5.49	$5.47	$5.58	$5.53	$5.87	$6.24
Total return (%) (r)(s)(t)(x)	1.81 (n)	0.65	3.72	(3.55)	(4.54)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59 (a)	1.59	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.42 (a)	1.43	1.44	1.45	1.43	1.43
Net investment income (loss)	2.88 (a)	2.63	2.61	2.23	1.48	1.78
Portfolio turnover rate	11 (n)	10	23	36	25	31
Net assets at end of period (000 omitted)	$108	$112	$226	$247	$451	$627
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.41 (a)	1.42	N/A	N/A	N/A	N/A

See Notes to Financial Statements
56

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.48	$5.60	$5.55	$5.88	$6.26	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.13	$0.12	$0.08	$0.10
Net realized and unrealized gain (loss)	0.03	(0.12)	0.06	(0.33)	(0.38)	0.27
Total from investment operations	$0.10	$0.02	$0.19	$(0.21)	$(0.30)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.14)	$(0.12)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$5.51	$5.48	$5.60	$5.55	$5.88	$6.26
Total return (%) (r)(s)(t)(x)	1.92 (n)	0.33	3.56	(3.51)	(4.83)	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60 (a)	1.59	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.57 (a)	1.58	1.59	1.60	1.58	1.58
Net investment income (loss)	2.73 (a)	2.49	2.45	2.08	1.33	1.62
Portfolio turnover rate	11 (n)	10	23	36	25	31
Net assets at end of period (000 omitted)	$5,686	$7,556	$10,808	$11,377	$16,767	$21,410
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56 (a)	1.57	N/A	N/A	N/A	N/A

See Notes to Financial Statements
57

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.90	$9.09	$9.00	$9.55	$10.16	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.31	$0.28	$0.24	$0.26
Net realized and unrealized gain (loss)	0.04	(0.19)	0.10	(0.54)	(0.61)	0.46
Total from investment operations	$0.20	$0.13	$0.41	$(0.26)	$(0.37)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.32)	$(0.29)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$8.94	$8.90	$9.09	$9.00	$9.55	$10.16
Total return (%) (r)(s)(t)(x)	2.33 (n)	1.38	4.70	(2.70)	(3.80)	7.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59 (a)	0.59	0.60	0.61	0.59	0.59
Expenses after expense reductions (f)	0.57 (a)	0.58	0.59	0.59	0.58	0.58
Net investment income (loss)	3.73 (a)	3.48	3.46	3.08	2.32	2.60
Portfolio turnover rate	11 (n)	10	23	36	25	31
Net assets at end of period (000 omitted)	$161,198	$153,421	$133,604	$124,323	$153,882	$157,366
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56 (a)	0.58	N/A	N/A	N/A	N/A

See Notes to Financial Statements
58

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.89	$9.08	$9.00	$9.54	$10.16	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.31	$0.29	$0.24	$0.27
Net realized and unrealized gain (loss)	0.03	(0.19)	0.10	(0.54)	(0.62)	0.45
Total from investment operations	$0.20	$0.13	$0.41	$(0.25)	$(0.38)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.33)	$(0.29)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$8.93	$8.89	$9.08	$9.00	$9.54	$10.16
Total return (%) (r)(s)(t)(x)	2.36 (n)	1.45	4.65	(2.52)	(3.83)	7.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.53	0.54	0.53	0.52	0.52
Expenses after expense reductions (f)	0.51 (a)	0.51	0.52	0.52	0.50	0.51
Net investment income (loss)	3.79 (a)	3.55	3.52	3.18	2.39	2.66
Portfolio turnover rate	11 (n)	10	23	36	25	31
Net assets at end of period (000 omitted)	$93,296	$91,950	$72,646	$56,005	$53,240	$40,556
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50 (a)	0.51	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
59

Financial Highlights − continued
MFS Georgia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.89	$10.06	$10.02	$10.45	$11.06	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.28	$0.23	$0.17	$0.21
Net realized and unrealized gain (loss)	0.09	(0.17)	0.04	(0.43)	(0.61)	0.36
Total from investment operations	$0.25	$0.12	$0.32	$(0.20)	$(0.44)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.28)	$(0.23)	$(0.17)	$(0.21)
Net asset value, end of period (x)	$9.98	$9.89	$10.06	$10.02	$10.45	$11.06
Total return (%) (r)(s)(t)(x)	2.56 (n)	1.21	3.32	(1.82)	(4.08)	5.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99 (a)	0.98	0.98	0.96	0.91	0.92
Expenses after expense reductions (f)	0.90 (a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.27 (a)	2.91	2.78	2.29	1.53	1.94
Portfolio turnover rate	11 (n)	20	16	30	12	22
Net assets at end of period (000 omitted)	$71,330	$72,822	$77,277	$80,018	$99,895	$108,346

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.92	$10.10	$10.06	$10.48	$11.10	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.15	$0.09	$0.14
Net realized and unrealized gain (loss)	0.09	(0.18)	0.05	(0.41)	(0.63)	0.35
Total from investment operations	$0.21	$0.04	$0.25	$(0.26)	$(0.54)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.21)	$(0.16)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$10.01	$9.92	$10.10	$10.06	$10.48	$11.10
Total return (%) (r)(s)(t)(x)	2.17 (n)	0.37	2.55	(2.45)	(4.87)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75 (a)	1.73	1.73	1.71	1.66	1.68
Expenses after expense reductions (f)	1.65 (a)	1.65	1.65	1.65	1.65	1.63
Net investment income (loss)	2.52 (a)	2.17	2.04	1.52	0.77	1.29
Portfolio turnover rate	11 (n)	20	16	30	12	22
Net assets at end of period (000 omitted)	$44	$52	$52	$30	$40	$66

See Notes to Financial Statements
60

Financial Highlights − continued
MFS Georgia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.96	$9.13	$9.08	$9.47	$10.03	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.27	$0.23	$0.18	$0.21
Net realized and unrealized gain (loss)	0.07	(0.17)	0.06	(0.39)	(0.56)	0.34
Total from investment operations	$0.23	$0.12	$0.33	$(0.16)	$(0.38)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$9.04	$8.96	$9.13	$9.08	$9.47	$10.03
Total return (%) (r)(s)(t)(x)	2.66 (n)	1.28	3.73	(1.58)	(3.91)	5.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74 (a)	0.73	0.73	0.71	0.66	0.67
Expenses after expense reductions (f)	0.65 (a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.51 (a)	3.17	3.03	2.54	1.78	2.16
Portfolio turnover rate	11 (n)	20	16	30	12	22
Net assets at end of period (000 omitted)	$23,238	$19,005	$14,744	$12,077	$14,154	$15,012

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.97	$9.13	$9.09	$9.48	$10.03	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.28	$0.23	$0.18	$0.22
Net realized and unrealized gain (loss)	0.08	(0.16)	0.04	(0.38)	(0.55)	0.33
Total from investment operations	$0.24	$0.13	$0.32	$(0.15)	$(0.37)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.28)	$(0.24)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$9.05	$8.97	$9.13	$9.09	$9.48	$10.03
Total return (%) (r)(s)(t)(x)	2.70 (n)	1.46	3.66	(1.52)	(3.76)	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68 (a)	0.68	0.68	0.66	0.62	0.62
Expenses after expense reductions (f)	0.59 (a)	0.59	0.60	0.60	0.60	0.60
Net investment income (loss)	3.57 (a)	3.22	3.08	2.55	1.82	2.20
Portfolio turnover rate	11 (n)	20	16	30	12	22
Net assets at end of period (000 omitted)	$13,399	$16,045	$15,191	$13,001	$20,920	$17,956

See Notes to Financial Statements
61

Financial Highlights − continued
MFS Georgia Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
62

Financial Highlights − continued
MFS Maryland Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.87	$10.03	$10.00	$10.47	$11.04	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.30	$0.25	$0.20	$0.26
Net realized and unrealized gain (loss)	0.07	(0.17)	0.04 (g)	(0.46)	(0.57)	0.42
Total from investment operations	$0.24	$0.15	$0.34	$(0.21)	$(0.37)	$0.68
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.31)	$(0.26)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$9.95	$9.87	$10.03	$10.00	$10.47	$11.04
Total return (%) (r)(s)(t)(x)	2.50 (n)	1.49	3.54	(1.96)	(3.45)	6.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00 (a)	1.01	0.98	0.98	0.97	0.98
Expenses after expense reductions (f)	0.86 (a)	0.85	0.83	0.83	0.83	0.83
Net investment income (loss)	3.39 (a)	3.15	3.09	2.52	1.79	2.42
Portfolio turnover rate	5 (n)	9	25	41	16	27
Net assets at end of period (000 omitted)	$87,651	$79,410	$72,144	$92,970	$80,515	$82,725
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83 (a)	0.83	N/A	N/A	N/A	N/A

See Notes to Financial Statements
63

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.86	$10.02	$9.99	$10.47	$11.04	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.23	$0.17	$0.12	$0.18
Net realized and unrealized gain (loss)	0.09	(0.16)	0.04 (g)	(0.46)	(0.57)	0.42
Total from investment operations	$0.22	$0.08	$0.27	$(0.29)	$(0.45)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.24)	$(0.19)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$9.95	$9.86	$10.02	$9.99	$10.47	$11.04
Total return (%) (r)(s)(t)(x)	2.22 (n)	0.74	2.78	(2.78)	(4.17)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75 (a)	1.75	1.74	1.74	1.72	1.73
Expenses after expense reductions (f)	1.61 (a)	1.60	1.58	1.58	1.58	1.58
Net investment income (loss)	2.64 (a)	2.40	2.34	1.70	1.04	1.69
Portfolio turnover rate	5 (n)	9	25	41	16	27
Net assets at end of period (000 omitted)	$145	$151	$186	$257	$576	$656
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58 (a)	1.58	N/A	N/A	N/A	N/A

See Notes to Financial Statements
64

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.90	$9.04	$9.02	$9.45	$9.96	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.25	$0.20	$0.26
Net realized and unrealized gain (loss)	0.08	(0.15)	0.02 (g)	(0.42)	(0.51)	0.38
Total from investment operations	$0.24	$0.16	$0.32	$(0.17)	$(0.31)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.30)	$(0.26)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$8.98	$8.90	$9.04	$9.02	$9.45	$9.96
Total return (%) (r)(s)(t)(x)	2.71 (n)	1.79	3.71	(1.77)	(3.17)	6.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74 (a)	0.76	0.74	0.73	0.72	0.73
Expenses after expense reductions (f)	0.61 (a)	0.60	0.58	0.58	0.58	0.58
Net investment income (loss)	3.64 (a)	3.40	3.34	2.74	2.03	2.64
Portfolio turnover rate	5 (n)	9	25	41	16	27
Net assets at end of period (000 omitted)	$45,852	$40,504	$36,000	$27,697	$27,736	$26,243
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58 (a)	0.58	N/A	N/A	N/A	N/A

See Notes to Financial Statements
65

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.91	$9.05	$9.02	$9.45	$9.96	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.25	$0.21	$0.26
Net realized and unrealized gain (loss)	0.07	(0.14)	0.04 (g)	(0.42)	(0.51)	0.39
Total from investment operations	$0.23	$0.17	$0.34	$(0.17)	$(0.30)	$0.65
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.31)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$8.98	$8.91	$9.05	$9.02	$9.45	$9.96
Total return (%) (r)(s)(t)(x)	2.63 (n)	1.86	3.90	(1.70)	(3.10)	6.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68 (a)	0.69	0.67	0.66	0.65	0.66
Expenses after expense reductions (f)	0.55 (a)	0.53	0.51	0.51	0.51	0.52
Net investment income (loss)	3.71 (a)	3.46	3.41	2.80	2.09	2.67
Portfolio turnover rate	5 (n)	9	25	41	16	27
Net assets at end of period (000 omitted)	$16,501	$16,110	$11,506	$7,982	$8,893	$6,155
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.52 (a)	0.51	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
66

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.04	$10.21	$10.17	$10.67	$11.30	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.24	$0.21	$0.27
Net realized and unrealized gain (loss)	0.04	(0.17)	0.05 (g)	(0.47)	(0.63)	0.39
Total from investment operations	$0.20	$0.14	$0.34	$(0.23)	$(0.42)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.27)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$10.08	$10.04	$10.21	$10.17	$10.67	$11.30
Total return (%) (r)(s)(t)(x)	2.06 (n)	1.38	3.48	(2.11)	(3.83)	6.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88 (a)	0.88	0.87	0.87	0.86	0.86
Expenses after expense reductions (f)	0.82 (a)	0.82	0.82	0.83	0.85	0.84
Net investment income (loss)	3.29 (a)	3.04	2.94	2.42	1.87	2.39
Portfolio turnover rate	8 (n)	10	17	36	17	26
Net assets at end of period (000 omitted)	$181,614	$181,633	$184,765	$246,509	$216,458	$216,177

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.05	$10.23	$10.18	$10.69	$11.32	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.22	$0.17	$0.13	$0.19
Net realized and unrealized gain (loss)	0.05	(0.17)	0.06 (g)	(0.49)	(0.64)	0.39
Total from investment operations	$0.18	$0.06	$0.28	$(0.32)	$(0.51)	$0.58
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.23)	$(0.19)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$10.10	$10.05	$10.23	$10.18	$10.69	$11.32
Total return (%) (r)(s)(t)(x)	1.78 (n)	0.54	2.81	(2.91)	(4.54)	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63 (a)	1.62	1.62	1.62	1.61	1.61
Expenses after expense reductions (f)	1.57 (a)	1.57	1.57	1.58	1.60	1.60
Net investment income (loss)	2.54 (a)	2.29	2.18	1.68	1.12	1.67
Portfolio turnover rate	8 (n)	10	17	36	17	26
Net assets at end of period (000 omitted)	$43	$93	$152	$267	$347	$470

See Notes to Financial Statements
67

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.78	$8.94	$8.90	$9.34	$9.89	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.28	$0.24	$0.21	$0.25
Net realized and unrealized gain (loss)	0.04	(0.16)	0.05 (g)	(0.42)	(0.55)	0.36
Total from investment operations	$0.19	$0.13	$0.33	$(0.18)	$(0.34)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.29)	$(0.26)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$8.82	$8.78	$8.94	$8.90	$9.34	$9.89
Total return (%) (r)(s)(t)(x)	2.24 (n)	1.50	3.79	(1.89)	(3.58)	6.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63 (a)	0.63	0.62	0.62	0.61	0.61
Expenses after expense reductions (f)	0.57 (a)	0.57	0.57	0.58	0.60	0.60
Net investment income (loss)	3.54 (a)	3.29	3.20	2.67	2.11	2.60
Portfolio turnover rate	8 (n)	10	17	36	17	26
Net assets at end of period (000 omitted)	$200,856	$196,108	$158,704	$150,099	$179,551	$168,647

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.79	$8.94	$8.90	$9.34	$9.90	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.29	$0.24	$0.22	$0.26
Net realized and unrealized gain (loss)	0.04	(0.15)	0.04 (g)	(0.41)	(0.57)	0.35
Total from investment operations	$0.20	$0.15	$0.33	$(0.17)	$(0.35)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.27)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$8.83	$8.79	$8.94	$8.90	$9.34	$9.90
Total return (%) (r)(s)(t)(x)	2.28 (n)	1.70	3.87	(1.81)	(3.60)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55 (a)	0.55	0.55	0.54	0.54	0.54
Expenses after expense reductions (f)	0.49 (a)	0.49	0.50	0.51	0.52	0.53
Net investment income (loss)	3.62 (a)	3.36	3.27	2.76	2.18	2.67
Portfolio turnover rate	8 (n)	10	17	36	17	26
Net assets at end of period (000 omitted)	$11,888	$11,950	$10,600	$9,326	$10,769	$9,628

See Notes to Financial Statements
68

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
69

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
70

Notes to Financial Statements (unaudited) - continued
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$66,380,283	$—	$66,380,283
U.S. Corporate Bonds	—	37,256	—	37,256
Investment Companies	923,938	—	—	923,938
Total	$923,938	$66,417,539	$—	$67,341,477
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$140,695,568	$—	$140,695,568
U.S. Corporate Bonds	—	93,140	—	93,140
Investment Companies	1,928,457	—	—	1,928,457
Total	$1,928,457	$140,788,708	$—	$142,717,165
California Fund
Financial Instruments
Municipal Bonds	$—	$701,718,844	$—	$701,718,844
U.S. Corporate Bonds	—	353,933	—	353,933
Investment Companies	19,778,741	—	—	19,778,741
Total	$19,778,741	$702,072,777	$—	$721,851,518
71

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$106,163,777	$—	$106,163,777
U.S. Corporate Bonds	—	74,513	—	74,513
Investment Companies	1,350,811	—	—	1,350,811
Total	$1,350,811	$106,238,290	$—	$107,589,101
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$146,272,353	$—	$146,272,353
U.S. Corporate Bonds	—	74,512	—	74,512
Investment Companies	5,181,195	—	—	5,181,195
Total	$5,181,195	$146,346,865	$—	$151,528,060
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$377,317,916	$—	$377,317,916
U.S. Corporate Bonds	—	223,537	—	223,537
Investment Companies	12,082,308	—	—	12,082,308
Total	$12,082,308	$377,541,453	$—	$389,623,761
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — Certain funds invest in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floating rate security is created when a fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statements of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in each fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy. At September 30, 2025, each fund’s payable to the holders of the floating rate certificates and the related weighted average interest rate on the settled floating rate certificates issued by the trust were as follows:
	California Fund	Maryland Fund
Payable to the holders of the floating rate certificates	$2,000,509	$1,410,000
Weighted average interest rate on floating rate certificates issued by the trust	3.30%	2.92%
For the six months ended September 30, 2025, the average payable to the holders of the settled floating rate certificates, the weighted average interest rates related to this payable, and the associated interest expense and fees (recorded as incurred), were as follows:
	California Fund	Maryland Fund
Average payable to the holders of the settled floating rate certificates	$2,000,255	$1,410,000
Weighted average interest rates on this payable	3.12%	2.64%
“Interest expense and fees” in the Statements of Operations	$32,959	$23,358
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
72

Notes to Financial Statements (unaudited) - continued
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2025, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/25	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$75,712	$100,952	$625,777	$75,069	$107,717	$197,040
Tax-exempt income	2,129,117	4,671,437	21,689,593	3,212,773	3,969,258	11,695,268
Total distributions	$2,204,829	$4,772,389	$22,315,370	$3,287,842	$4,076,975	$11,892,308
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Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$69,856,334	$148,358,623	$733,583,431	$110,281,887	$153,295,846	$402,395,027
Gross appreciation	561,575	1,112,160	9,872,296	1,131,732	1,833,003	3,708,752
Gross depreciation	(3,076,432)	(6,753,618)	(23,604,718)	(3,824,518)	(5,010,789)	(16,480,018)
Net unrealized appreciation (depreciation)	$(2,514,857)	$(5,641,458)	$(13,732,422)	$(2,692,786)	$(3,177,786)	$(12,771,266)
As of 3/31/25
Undistributed ordinary income	38,306	47,979	384,434	44,106	31,887	503,050
Undistributed tax-exempt income	289,406	660,394	2,258,075	397,652	460,255	747,824
Capital loss carryforwards	(5,671,216)	(9,825,907)	(30,119,461)	(7,780,899)	(6,851,605)	(22,736,095)
Other temporary differences	(191,587)	(422,869)	(2,075,116)	(293,778)	(375,086)	(1,074,814)
Net unrealized appreciation (depreciation)	(3,167,002)	(7,600,464)	(18,860,623)	(3,743,522)	(4,432,090)	(15,467,528)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2025, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,204,465)	$(3,024,900)	$(8,821,841)	$(2,281,128)	$(2,841,625)	$(10,723,097)
Long-Term	(4,466,751)	(6,801,007)	(21,297,620)	(5,499,771)	(4,009,980)	(12,012,998)
Total	$(5,671,216)	$(9,825,907)	$(30,119,461)	$(7,780,899)	$(6,851,605)	$(22,736,095)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25
Class A	$784,150	$1,515,481	$1,940,330	$3,834,861	$7,914,691	$13,976,933
Class B	684	1,255	709	1,511	1,551	4,059
Class C	—	—	—	—	85,747	238,612
Class I	279,189	566,322	426,735	712,161	2,857,557	5,118,507
Class R6	69,117	121,771	129,456	223,856	1,669,980	2,977,259
Total	$1,133,140	$2,204,829	$2,497,230	$4,772,389	$12,529,526	$22,315,370

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25
Class A	$1,138,350	$2,220,941	$1,354,165	$2,294,761	$2,976,515	$5,498,921
Class B	642	1,137	1,896	4,107	700	2,906
Class I	364,901	533,442	770,525	1,296,191	3,316,132	6,011,451
Class R6	251,971	532,322	290,576	481,916	216,174	379,030
Total	$1,755,864	$3,287,842	$2,417,162	$4,076,975	$6,509,521	$11,892,308
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
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Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,733	$9,874	$48,284	$7,407	$9,903	$26,829
The management fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.82%
Class B	1.65%	1.45%	1.65%	1.58%	1.57%
Class I	0.65%	0.60%	0.65%	0.58%	0.57%
Class R6	0.59%	0.53%	0.60%	0.53%	0.50%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to  $61,002 for the Alabama Fund, $63,555 for the Arkansas Fund, $41,625 for the Georgia Fund, $82,468 for the Maryland Fund, and $75,386 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the California Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
California Fund
Class A	0.65%
Class B	1.40%
Class C	1.55%
Class I	0.55%
Class R6	0.49%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the period from August 1, 2025 through September 30, 2025, this reduction amounted to $22,874 for the California Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,454	$2,131	$3,200	$317	$3,072	$565
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
75

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$59,634
Arkansas Fund	—	0.25%	0.25%	0.10%	137,548
California Fund	—	0.25%	0.25%	0.10%	548,040
Georgia Fund	—	0.25%	0.25%	0.25%	87,879
Maryland Fund	—	0.25%	0.25%	0.25%	102,091
Massachusetts Fund	—	0.25%	0.25%	0.25%	227,176

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$270
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	255
California Fund	0.75%	0.25%	1.00%	0.85%	541
Georgia Fund	0.75%	0.25%	1.00%	1.00%	257
Maryland Fund	0.75%	0.25%	1.00%	1.00%	737
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	277

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$31,581

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$59,904	$137,803	$580,162	$88,136	$102,828	$227,453
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$6	$4	$—	$62
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to $82,530 and $38 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to $328,826 and $81 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
76

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2025, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$51	$2,769	$56,876	$4,894	$2,055	$65,151
Class B	—	—	—	—	—	—
Class C	N/A	N/A	—	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,244	$1,390	$8,899	$1,731	$5,408	$10,906
Annual percentage of average daily net assets	0.0037%	0.0020%	0.0026%	0.0033%	0.0077%	0.0057%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$19,742	$51,700	$200,961	$29,028	$41,642	$150,445
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2025 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0293%	0.0206%	0.0143%	0.0233%	0.0206%	0.0156%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Alabama Fund	7/10/2024	Redemption	Class I	3	$26
Arkansas Fund	7/10/2024	Redemption	Class I	2	21
Arkansas Fund	7/10/2024	Redemption	Class R6	6,252	56,460
Arkansas Fund	11/29/2024	Purchase	Class B	4,870	45,000
California Fund	8/19/2024	Redemption	Class I	2	21
Georgia Fund	8/19/2024	Redemption	Class I	2	22
Maryland Fund	8/19/2024	Redemption	Class A	9	94
Maryland Fund	8/19/2024	Redemption	Class I	2	20
Massachusetts Fund	8/19/2024	Redemption	Class A	9	90
Massachusetts Fund	8/19/2024	Redemption	Class I	3	26
77

Notes to Financial Statements (unaudited) - continued
At September 30, 2025, MFS held 100% of the outstanding shares of Class B of the Alabama Fund.
At September 30, 2025, MFS held approximately 85% and 100% of the outstanding shares of Class B of the Arkansas Fund and Georgia Fund, respectively.
(4) Portfolio Securities
For the six months ended September 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$4,773,407	$11,252,808	$85,480,644	$11,210,491	$21,676,359	$29,731,237
Sales	$6,138,273	$16,812,867	$75,660,115	$11,350,688	$7,156,432	$31,142,442
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	326,906	$2,999,582	1,334,549	$12,595,633	536,057	$4,692,569	1,767,978	$16,060,287
Class B	—	—	—	—	—	—	4,870	45,000
Class I	178,234	1,552,576	405,368	3,657,279	433,935	3,765,635	969,207	8,767,267
Class R6	76,319	665,181	196,517	1,777,413	110,510	951,906	253,745	2,290,780
	581,459	$5,217,339	1,936,434	$18,030,325	1,080,502	$9,410,110	2,995,800	$27,163,334
Shares issued to shareholders in reinvestment of distributions
Class A	80,433	$735,363	149,503	$1,411,146	212,068	$1,859,791	404,904	$3,672,191
Class B	75	684	133	1,255	81	709	166	1,507
Class I	24,641	214,662	46,153	415,152	45,900	399,600	72,614	653,794
Class R6	7,933	69,117	13,541	121,771	13,825	120,362	23,443	211,073
	113,082	$1,019,826	209,330	$1,949,324	271,874	$2,380,462	501,127	$4,538,565
Shares reacquired
Class A	(571,528)	$(5,216,462)	(1,108,682)	$(10,476,163)	(1,698,607)	$(14,857,797)	(2,332,709)	$(21,195,871)
Class B	—	—	—	—	(4)	(33)	(14,259)	(129,152)
Class I	(245,023)	(2,136,645)	(522,510)	(4,695,686)	(351,535)	(3,045,442)	(641,232)	(5,776,298)
Class R6	(107,491)	(936,450)	(113,430)	(1,020,110)	(112,890)	(977,027)	(149,291)	(1,347,994)
	(924,042)	$(8,289,557)	(1,744,622)	$(16,191,959)	(2,163,036)	$(18,880,299)	(3,137,491)	$(28,449,315)
Net change
Class A	(164,189)	$(1,481,517)	375,370	$3,530,616	(950,482)	$(8,305,437)	(159,827)	$(1,463,393)
Class B	75	684	133	1,255	77	676	(9,223)	(82,645)
Class I	(42,148)	(369,407)	(70,989)	(623,255)	128,300	1,119,793	400,589	3,644,763
Class R6	(23,239)	(202,152)	96,628	879,074	11,445	95,241	127,897	1,153,859
	(229,501)	$(2,052,392)	401,142	$3,787,690	(810,660)	$(7,089,727)	359,436	$3,252,584
78

Notes to Financial Statements (unaudited) - continued

	California Fund				Georgia Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	11,658,346	$62,479,898	24,350,820	$136,161,269	607,086	$5,941,975	1,459,352	$14,721,405
Class C	51,789	275,735	72,581	405,612	—	—	—	—
Class I	5,791,135	50,617,382	6,665,883	60,619,231	804,047	7,134,470	877,648	8,057,502
Class R6	2,658,039	23,196,972	3,968,869	36,063,461	193,940	1,715,596	732,346	6,692,845
	20,159,309	$136,569,987	35,058,153	$233,249,573	1,605,073	$14,792,041	3,069,346	$29,471,752
Shares issued to shareholders in reinvestment of distributions
Class A	1,367,620	$7,339,844	2,327,643	$12,980,986	108,772	$1,060,201	208,072	$2,094,277
Class B	289	1,551	729	4,059	66	642	112	1,137
Class C	15,286	82,234	41,114	229,958	—	—	—	—
Class I	256,484	2,239,672	471,019	4,275,729	34,592	305,744	47,156	430,377
Class R6	191,043	1,667,505	327,400	2,969,170	28,501	251,971	58,288	532,313
	1,830,722	$11,330,806	3,167,905	$20,459,902	171,931	$1,618,558	313,628	$3,058,104
Shares reacquired
Class A	(12,581,580)	$(67,226,834)	(11,294,826)	$(62,864,184)	(932,196)	$(9,066,405)	(1,979,031)	$(19,925,627)
Class B	(1,192)	(6,381)	(20,650)	(115,862)	(903)	(9,018)	(19)	(195)
Class C	(412,700)	(2,216,398)	(665,475)	(3,721,279)	—	—	—	—
Class I	(5,252,573)	(45,668,237)	(4,594,575)	(41,664,982)	(389,772)	(3,416,168)	(420,085)	(3,829,424)
Class R6	(2,743,199)	(23,872,888)	(1,953,465)	(17,706,158)	(530,953)	(4,661,250)	(665,225)	(6,073,877)
	(20,991,244)	$(138,990,738)	(18,528,991)	$(126,072,465)	(1,853,824)	$(17,152,841)	(3,064,360)	$(29,829,123)
Net change
Class A	444,386	$2,592,908	15,383,637	$86,278,071	(216,338)	$(2,064,229)	(311,607)	$(3,109,945)
Class B	(903)	(4,830)	(19,921)	(111,803)	(837)	(8,376)	93	942
Class C	(345,625)	(1,858,429)	(551,780)	(3,085,709)	—	—	—	—
Class I	795,046	7,188,817	2,542,327	23,229,978	448,867	4,024,046	504,719	4,658,455
Class R6	105,883	991,589	2,342,804	21,326,473	(308,512)	(2,693,683)	125,409	1,151,281
	998,787	$8,910,055	19,697,067	$127,637,010	(76,820)	$(742,242)	318,614	$2,700,733

	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,346,849	$13,113,643	2,101,395	$21,043,614	2,437,050	$24,029,721	2,985,383	$30,424,947
Class I	1,221,190	10,709,037	1,272,800	11,526,477	5,817,692	50,278,250	9,895,741	88,499,425
Class R6	207,086	1,822,268	708,389	6,424,212	235,284	2,036,079	496,702	4,442,235
	2,775,125	$25,644,948	4,082,584	$38,994,303	8,490,026	$76,344,050	13,377,826	$123,366,607
Shares issued to shareholders in reinvestment of distributions
Class A	130,228	$1,268,889	211,913	$2,124,877	263,494	$2,606,111	480,197	$4,900,850
Class B	194	1,888	409	4,107	68	674	285	2,906
Class I	72,276	635,268	116,893	1,057,176	339,702	2,941,122	593,185	5,300,218
Class R6	33,054	290,576	53,232	481,792	24,955	216,174	42,396	378,908
	235,752	$2,196,621	382,447	$3,667,952	628,219	$5,764,081	1,116,063	$10,582,882
79

Notes to Financial Statements (unaudited) - continued
	Maryland Fund − continued				Massachusetts Fund − continued
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(716,651)	$(6,986,298)	(1,463,305)	$(14,666,013)	(2,778,092)	$(27,459,175)	(3,465,492)	$(35,396,354)
Class B	(939)	(9,092)	(3,609)	(36,214)	(5,036)	(49,952)	(5,901)	(60,875)
Class I	(735,939)	(6,439,947)	(820,933)	(7,431,013)	(5,712,440)	(49,285,584)	(5,924,691)	(52,949,824)
Class R6	(211,807)	(1,854,791)	(224,555)	(2,034,691)	(273,033)	(2,358,211)	(365,053)	(3,261,148)
	(1,665,336)	$(15,290,128)	(2,512,402)	$(24,167,931)	(8,768,601)	$(79,152,922)	(9,761,137)	$(91,668,201)
Net change
Class A	760,426	$7,396,234	850,003	$8,502,478	(77,548)	$(823,343)	88	$(70,557)
Class B	(745)	(7,204)	(3,200)	(32,107)	(4,968)	(49,278)	(5,616)	(57,969)
Class I	557,527	4,904,358	568,760	5,152,640	444,954	3,933,788	4,564,235	40,849,819
Class R6	28,333	258,053	537,066	4,871,313	(12,794)	(105,958)	174,045	1,559,995
	1,345,541	$12,551,441	1,952,629	$18,494,324	349,644	$2,955,209	4,732,752	$42,281,288
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the California Fund and the Maryland Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$172	$361	$1,819	$274	$345	$988
Interest Expense	—	—	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2025, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$2,171,553	$8,717,285	$9,964,821	$(75)	$(4)	$923,938
Arkansas Fund	3,518,065	20,505,459	22,094,925	(141)	(1)	1,928,457
California Fund	11,245,030	93,176,840	84,641,300	(1,062)	(767)	19,778,741
Georgia Fund	2,250,200	19,040,545	19,939,550	(280)	(104)	1,350,811
Maryland Fund	5,413,185	24,571,573	24,803,231	(424)	92	5,181,195
Massachusetts Fund	5,866,473	63,146,070	56,929,654	(430)	(151)	12,082,308
80

Notes to Financial Statements (unaudited) - continued

	Dividend Income	Capital Gain Distributions
Alabama Fund	$25,401	$—
Arkansas Fund	43,041	—
California Fund	231,510	—
Georgia Fund	33,708	—
Maryland Fund	109,623	—
Massachusetts Fund	195,558	—
81

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
82

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
83

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the total expense ratio was approximately at the Broadridge expense group median.
84

Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2025, which may not be changed without the Trustees’ approval.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
85

Board Review of Investment Advisory Agreement - continued
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for five-year periods ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the total expense ratio was approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three- and five-year periods ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
86

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund
Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 1.4%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$55,042
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	48,641
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	475,000	475,225
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,147
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,011
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	60,001
		$904,067
General Obligations - General Purpose – 13.2%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$204,595
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	41,212	44,087
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,029	44,359
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	37,958	37,532
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	66,803	65,151
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,283	27,790
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	39,814	35,652
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	128,406	110,830
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	34,888
Mississippi Development Bank Special Obligation (Desoto County, Mississippi Convention Center General Obligation Bond Project), 5%, 3/01/2045	1,000,000	1,036,991
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,116,666
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	448,828
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	501,919
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	414,048
Mississippi Development Bank Special Obligation (Olive Branch Public Improvement), 4%, 6/01/2044	750,000	713,393
Mississippi Development Bank Special Obligation (Tupelo Public Improvement General Obligation Project), 4%, 9/01/2044	275,000	261,466
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,008,439
Pearl, MS, General Obligation Public Improvement, BAM, 4.75%, 9/01/2038	275,000	291,491
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	159,206
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	68,029
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,026,874
State of Mississippi, “B”, 3%, 10/01/2035	770,000	722,855
		$8,375,089
General Obligations - Schools – 13.8%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$542,484
Madison County, MS, Certificate of Participation (Canton Public School District Lease Purchase Project), BAM, 5.25%, 1/01/2045	350,000	371,039
Mississippi Development Bank Special Obligation (Columbus Municipal School District General Obligation Project), BAM, 5.25%, 5/01/2047	500,000	515,963
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,039,156
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	476,570
Mississippi Development Bank Special Obligation (Lamar County School District General Obligation Project), 5%, 6/01/2050	500,000	511,734
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	952,523
Mississippi Development Bank Special Obligation (Ocean Springs School District General Obligation Bond Project), 5%, 6/01/2050	500,000	509,786
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	326,710
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049	$1,000,000	$1,034,185
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	685,689
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	742,839
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	1,000,638
		$8,709,316
Healthcare Revenue - Hospitals – 3.2%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$17,050
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	500,000	516,563
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Ochsner Clinic Foundation Project), “C”, 5%, 5/15/2055	500,000	509,173
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	952,306
		$1,995,092
Industrial Revenue - Environmental Services – 0.8%
Mississippi Business Finance Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 3/01/2027	$500,000	$503,655
Industrial Revenue - Other – 0.8%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$462,635
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	72,431
		$535,066
Industrial Revenue - Paper – 0.8%
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$512,179
Miscellaneous Revenue - Other – 0.9%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$210,000	$209,999
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	312,155
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,271
		$557,425
Multi-Family Housing Revenue – 2.9%
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	$750,000	$754,752
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	236,127	233,429
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	580,000	406,955
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	30,000	29,661
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	385,000	393,018
		$1,817,815
Sales & Excise Tax Revenue – 5.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B- 1”, AGM, 0%, 6/15/2044	$905,000	$368,650
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	70,000	65,021
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	830,908
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	20,000	19,539
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	71,000	66,723
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,086,000	1,048,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	162,000	154,998
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	71,000	67,931
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	234,000	217,248
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,193
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	346,000	283,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	330,000	247,835
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	150,000	50,957
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	92,000
		$3,520,000
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 14.6%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$250,000	$272,613
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4.8%, 12/01/2045	750,000	756,702
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 4.65%, 12/01/2054	1,750,000	1,743,277
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	780,335
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	973,100
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2044	750,000	761,156
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 5.125%, 12/01/2045	500,000	508,483
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	946,419
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	994,911
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.8%, 12/01/2049	750,000	759,814
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 4.45%, 12/01/2044	750,000	748,205
		$9,245,015
State & Local Agencies – 5.7%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$500,000	$448,476
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	500,769
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,000,000	1,013,439
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	825,810
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	817,051
		$3,605,545
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,652
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	85,056
		$94,708
Tax - Other – 4.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$350,000	$358,910
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	65,000	64,010
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	150,000	155,977
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 4%, 10/01/2045	750,000	691,640
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 5%, 10/01/2049	1,000,000	1,033,407
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	405,437
		$2,709,381
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$265,000	$222,466
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	195,000	177,670
		$400,136
Toll Roads – 0.8%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$223,265
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	270,000	277,605
		$500,870
Universities - Colleges – 13.1%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$295,420
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 4%, 5/01/2044	500,000	456,308
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 5%, 5/01/2049	750,000	772,871
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	391,487
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	566,231
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	687,333
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	773,038
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	916,096
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,263,940
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	925,438
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	$1,250,000	$1,255,515
		$8,303,677
Utilities - Investor Owned – 0.5%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$312,880
Utilities - Municipal Owned – 1.1%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$123,300
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,694
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	82,200
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	59,448
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	105,828
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,985
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	312,119
		$707,574
Utilities - Other – 2.6%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$460,000	$490,779
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	210,000	221,347
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	616,294
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	285,994
		$1,614,414
Water & Sewer Utility Revenue – 10.2%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$145,000	$145,149
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	120,004
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,000,563
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,105,000	1,025,042
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,354,513
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	762,586
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,058,174
		$6,466,031
Total Municipal Bonds (Identified Cost, $63,332,554)		$61,389,935
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $107,458)	$164,899	$55,884
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $89,512)	$157,038	$103,842
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $1,026,124)	1,026,049	$1,026,151
Other Assets, Less Liabilities – 1.0%		642,648
Net Assets – 100.0%		$63,218,460
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.2%
Airport Revenue – 8.0%
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	$1,500,000	$1,531,058
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	2,000,000	2,037,465
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	1,500,000	947,317
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,000,000	1,042,057
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,000,000	2,000,949
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,810,000	1,832,395
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	900,574
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	2,000,000	2,000,492
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,385,452
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	762,677
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,025
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	130,002
		$14,650,463
General Obligations - General Purpose – 3.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$571,937
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	114,620	127,017
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	108,689	107,467
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	184,514	179,951
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	83,850	79,574
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	114,004	102,087
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	354,563	306,031
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	99,900
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	2,001,323
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,430,186
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,012
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	228,194
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	209,672
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	794,336
		$6,242,687
Healthcare Revenue - Hospitals – 12.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$449,970
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	299,980
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	589,021
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,081,189
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,504,748
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,972,799
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,001,130
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,246,932
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,696,352
New York Dormitory Authority Rev. (Roswell Park Cancer Institute Obligated Group), “A”, AGM, 5.5%, 7/01/2055	1,500,000	1,599,301
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	3,500,000	3,658,114
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/2030	110,000	110,033
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,067,764
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,521,704
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,500,000	1,594,082
		$22,393,119
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 2.4%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,012,369
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,772,926
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	750,260
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	915,018
		$4,450,573
Industrial Revenue - Airlines – 3.5%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,409,586
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,181
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,076,158
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	1,500,000	1,567,401
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,380,548
		$6,433,874
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	$750,000	$756,922
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$255,000	$184,700
Miscellaneous Revenue - Other – 5.5%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,088,590
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	1,000,000	1,028,508
New York City, NY, Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	288,096
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,939,989
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,500,251
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,660,000	1,660,502
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	569,684
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	751,108
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	90,698
		$9,917,426
Multi-Family Housing Revenue – 15.0%
Erie County, NY, Industrial Development Agency Multi-Family (Westchester Park Preservation LP Project), FNMA, 4.25%, 2/01/2041	$1,970,000	$1,956,508
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Andrews Terrace Community Partners LP Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	2,032,624
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Coummunity Partners LP Project), 4.84%, 11/01/2040	617,307	636,447
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	635,247	627,989
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	340,000	321,628
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	1,021,142
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,223,411
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.625%, 11/01/2042	350,000	354,023
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.8%, 11/01/2047	1,000,000	1,011,898
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “D-1”, 4.5%, 11/01/2054	500,000	495,521
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	500,000	515,798
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D-2”, 4.45%, 11/01/2049	1,000,000	982,121
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,007,316
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	502,379
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	503,210
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	$2,235,000	$1,568,179
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,730,000	1,698,957
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,357,456
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,345,038
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,121,522
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4.37%, 5/01/2044	1,000,000	1,033,963
Riverhead, NY, IDA Economic Job Development Corp. Multi-Family (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	1,970,291	2,002,223
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	1,970,000	1,970,859
		$27,290,212
Port Revenue – 2.0%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,467,996
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,176,794
		$3,644,790
Sales & Excise Tax Revenue – 3.4%
Guam Government Business Privilege Tax Refunding Rev., “D”, 5%, 11/15/2031	$750,000	$752,026
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	185,000	171,840
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	63,000	61,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	200,000	187,952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,582,000	1,526,744
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	451,000	431,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	210,000	200,924
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	635,000	589,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	17,000	15,039
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	942,000	770,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	904,000	678,917
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	416,000	141,322
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	445,000	356,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	229,500
		$6,117,019
Secondary Schools – 5.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,017,598
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	324,326
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	395,270
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	548,367
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	519,458
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	749,956
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	2,003,297
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	315,000	309,560
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	521,417
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	1,265,000	972,694
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	675,622
Build NYC Resource Corp. Rev. (Success Academy Charter Schools Project), 4%, 9/01/2044	1,000,000	920,280
Nassau County, NY, Local Economic Assistance Corp., Educational Rev., Taxable (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	1,000,000	965,354
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	240,000	240,408
		$10,163,607
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.7%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$345,000	$310,131
New York Mortgage Agency Homeowner Mortgage Rev., “212”, 3.7%, 10/01/2033	335,000	331,357
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	336,052
New York Mortgage Agency Homeowner Mortgage Rev., “264”, 4.6%, 10/01/2054	1,000,000	985,213
New York Mortgage Agency Homeowner Mortgage Rev., “266”, 4.7%, 10/01/2052	1,000,000	1,006,099
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	989,784
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	981,540
		$4,940,176
State & Local Agencies – 4.1%
Albany County, NY, Capital Resource Corp., Tax Exempt Lease Rev. (Albany Convention Center Authority Project), 5%, 3/01/2050	$2,000,000	$2,028,299
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2056	1,750,000	1,839,853
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	125,000	148,449
New York Dormitory Authority, State Personal Income Tax Rev., 3%, 3/15/2050	1,225,000	888,920
New York Dormitory Authority, State Personal Income Tax Rev. (General Purpose), “C”, 5.25%, 3/15/2050	500,000	531,078
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,109,294
		$7,545,893
Tax - Other – 5.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$690,000	$707,566
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	140,000	137,867
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	325,000	337,950
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,780,000	491,279
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	100,973
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	300,642
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,691,137
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	2,000,000	1,861,406
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “B-1”, 5.25%, 5/15/2054	2,000,000	2,111,529
Triborough Bridge & Tunnel Authority Rev., NY, Real Estate Transfer Tax (MTA Bridges and Tunnels), “A”, 5.25%, 12/01/2054	2,000,000	2,107,619
		$9,847,968
Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$695,000	$583,448
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	175,000	149,282
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	500,000	455,564
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,014,692
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,011,955
		$3,214,941
Toll Roads – 1.2%
New York Thruway Authority General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,107,505
Transportation - Special Tax – 6.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 5%, 11/15/2033	$1,000,000	$1,089,880
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,199,470
Metropolitan Transportation Authority, NY, Transportation Refunding Green Rev. (Climate Bond Certified), BAM, 4%, 11/15/2048	2,000,000	1,813,161
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	1,830,000	1,598,925
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 3.587% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,501,155
Metropolitan Transportation Authority, NY, Transportation Rev., “B”, BAM, 5%, 11/15/2052	3,100,000	3,121,029
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	874,502
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	361,582
		$11,559,704
Universities - Colleges – 5.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,069
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	780,000	759,105
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,086,280
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2049	$635,000	$667,185
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2054	850,000	884,685
New York Dormitory Authority Rev. (Iona University), AGM, 5%, 7/01/2051	1,000,000	1,024,707
New York Dormitory Authority Rev. (New School), “A”, 4.25%, 7/01/2050	1,000,000	903,904
New York Dormitory Authority Rev. (Pace University), “A”, 5.5%, 5/01/2056	1,000,000	1,017,023
New York Dormitory Authority, Institute of Technology Rev., 5.25%, 7/01/2049	1,500,000	1,538,315
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	810,152
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	201,062
		$10,017,487
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$375,000	$256,875
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	171,250
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,954
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	123,300
		$581,379
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$536,669
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,351,091
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,290,964
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,311,144
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	760,852
		$5,250,720
Water & Sewer Utility Revenue – 3.3%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,411,261
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,129,256
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	345,011
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	101,678
New York, NY, Municipal Finance Authority, Water & Sewer System Second General Resolution Rev., “AA1”, 5.25%, 6/15/2053	2,000,000	2,126,954
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2048	500,000	488,571
Upper Mohawk Valley, NY, Regional Water Finance Authority Water System Rev., BAM, 4.25%, 4/01/2052	500,000	482,165
		$6,084,896
Total Municipal Bonds (Identified Cost, $178,365,328)		$173,396,061
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $358,050)	$549,663	$186,281
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $256,309)	$449,666	$297,341
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $5,212,452)	5,211,913	$5,212,435
Other Assets, Less Liabilities – 1.7%		3,112,018
Net Assets – 100.0%		$182,204,136
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 7.6%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	$5,000,000	$4,566,285
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	988,847
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,232,593
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,005,233
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,363,664
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,521,772
Charlotte, NC, Airport Rev., “A”, 5.25%, 7/01/2055	3,000,000	3,208,638
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvement Rev., “A-1”, 5.25%, 11/01/2046 (w)	5,000,000	5,219,998
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	6,000,000	6,100,600
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,548,945
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,023,089
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,581,225
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,275,814
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,034,773
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,030,688
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,047
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	240,003
		$39,092,214
General Obligations - General Purpose – 4.1%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$299,369
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	504,366
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	957,878
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,560,395
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,687,270
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	554,850	614,863
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	185,717	183,630
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	344,225	335,712
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	143,274	135,967
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	194,798	174,435
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	680,587	587,429
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	170,698
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,028,902
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	857,472
Mecklenburg County, NC, General Obligation School, 4%, 2/01/2044	4,000,000	3,977,053
Mecklenburg County, NC, Limited Obligation, 4%, 2/01/2045	4,000,000	3,803,336
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	398,014
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	366,926
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	639,429
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	285,685
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	419,716
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	165,774
		$21,154,319
General Obligations - Schools – 1.9%
Chambers County, TX, Barbers Hill Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2054	$2,000,000	$1,903,361
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	1,510,000	1,152,513
Guilford County, NC, General Obligation School, 4%, 3/01/2045	4,000,000	3,899,989
Williamson County, TX, Jarrell Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2053	3,140,000	2,995,960
		$9,951,823
Healthcare Revenue - Hospitals – 8.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$500,678
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,531,664
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,163,404
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	$3,000,000	$3,009,179
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,252,049
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,577,850
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,550,858
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,210,803
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,250,000	2,380,538
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,386,544
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	275,750
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	4,935,000	4,793,046
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,500,514
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	151,055
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,406,873
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	939,375
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,527,568
		$43,157,748
Healthcare Revenue - Long Term Care – 8.1%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,767,170
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	967,115
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,774,852
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,502,021
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,010,926
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,967,848
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.375%, 10/01/2045 (w)	815,000	817,558
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.625%, 10/01/2055 (w)	360,000	360,731
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,407,341
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	761,413
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	743,572
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,812,139
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044	1,790,000	1,747,603
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049	1,100,000	1,050,921
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054	1,340,000	1,254,970
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	735,034
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	586,680
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	861,516
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,782,541
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,146,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2044	1,380,000	1,393,696
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2054	1,665,000	1,625,474
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,345,425
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,475,340
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,843,779
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	805,958
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,186,610
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Twin Lakes Community), “A”, 5.25%, 1/01/2055	2,000,000	1,975,982
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	1,981,102
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	$1,000,000	$1,010,261
		$41,702,034
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,003,529
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$841,316
Industrial Revenue - Other – 1.2%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$6,000,000	$6,000,872
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	369,400
		$6,370,272
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$1,000,000	$1,024,357
Miscellaneous Revenue - Other – 1.2%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,076,586
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,067,950
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	929,238
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,129,994
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,701,746
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	191,474
		$6,096,988
Multi-Family Housing Revenue – 4.4%
Gastonia, NC, Housing Authority Multi-Family Tax Exempt Mortgage, (Stonecroft Village), “A”, FNMA, 4.55%, 7/01/2043	$3,481,000	$3,474,560
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	3,965,000	4,024,770
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,276,855	1,262,265
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,942,524	5,060,861
North Carolina, Inlivian Multi-Family Housing Rev. (The Barton South), “A”, FNMA, 5.05%, 2/01/2043	2,000,000	2,080,319
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	241,843
Raleigh, NC, Housing Authority Multi-Family Rev. (Parkside Apartments), “A”, FNMA, 4.4%, 12/01/2043	4,125,000	4,048,182
Shelby, NC, Multi-Family, Taxable (Laurel Hill Apartments), FNMA, 4.25%, 8/01/2040	2,635,000	2,594,894
		$22,787,694
Port Revenue – 0.7%
Alameda, CA, Corridor Transportation Authority Rev., Convertible Capital Appreciation, “C”, AGM, 0% to 10/01/2037, 5.45% to 10/01/2052	$5,925,000	$3,391,648
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding Rev., “D”, 5%, 11/15/2031	$1,295,000	$1,298,498
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	350,000	325,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	102,577
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	315,760
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	6,107,940
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	635,000	607,555
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	332,960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	142,975
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	27,424
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,584,000	1,295,708
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,137,787
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	$718,000	$243,916
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	715,000	572,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	436,500
		$12,954,818
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group-Issue No. 1), “A”, 5%, 6/01/2056 (n)	$430,000	$374,494
Single Family Housing - State – 9.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$270,000	$270,536
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	1,460,000	1,444,360
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,127,966
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,158,503
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	2,165,000	2,183,657
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	2,545,000	2,558,748
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,190,000	1,229,016
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,965,000	5,066,819
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,235,000	1,317,497
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,515,000	4,858,790
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	2,923,775
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,615,000	3,865,548
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,800,000	5,209,854
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	1,990,537
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	1,980,000	2,216,202
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,990,000	4,410,276
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	2,965,000	2,948,915
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,415,000	3,717,860
		$49,498,859
State & Local Agencies – 9.8%
Ashe County, NC, Limited Obligation, 5%, 6/01/2042	$450,000	$480,189
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2043	450,000	437,557
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2044	350,000	336,768
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,520,000	1,353,874
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,493,072
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	1,115,000	1,192,899
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	950,000	1,016,371
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	2,250,000	2,389,375
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	750,000	796,458
Charlotte, NC, Convention Facility Projects, Certificates of Participation, “A”, 4%, 6/01/2049	2,500,000	2,348,970
Charlotte, NC, NASCAR Hall of Fame Public Facilities, Certificates of Participation, “C”, 3%, 6/01/2039	3,000,000	2,641,945
Charlotte, NC, Refunding Certificates of Participation (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,311,877
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,766,802
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,052,363
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,264,970
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,293,635
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,433,382
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,021,365
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,405,421
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	750,000	797,412
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2044	1,000,000	973,210
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2045	625,000	608,085
Henderson County, NC, Limited Obligation, 4%, 10/01/2043 (w)	700,000	678,962
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2044 (w)	745,000	725,905
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2045 (w)	625,000	603,981
Iredell County, NC, Limited Obligation, 4%, 4/01/2043	1,500,000	1,446,752
Iredell County, NC, Limited Obligation, 4%, 4/01/2044	400,000	381,634
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Iredell County, NC, Limited Obligation, 4%, 4/01/2045	$235,000	$223,394
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2042	1,385,000	1,497,813
Johnston County, NC, Limited Obligation Finance Corp., 5%, 4/01/2043	1,385,000	1,487,849
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	326,017
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	250,000	296,897
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,545,424
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	753,510
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	220,964
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,048,736
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,747,199
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,897,727
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2044	2,040,000	2,075,913
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2045	650,000	660,266
		$50,034,943
Student Loan Revenue – 1.6%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,605,000	$1,597,305
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	2,830,000	2,929,125
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2032	1,590,000	1,689,759
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2035	2,000,000	2,094,946
		$8,311,135
Tax - Other – 1.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,920,000	$1,968,880
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	300,000	295,430
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	670,000	696,697
New York, NY, City Transitional Finance Authority Rev., “F-1”, 4.25%, 2/01/2054	5,120,000	4,895,111
		$7,856,118
Tax Assessment – 0.0%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$200,000	$199,990
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,221,464
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	650,000	554,474
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,045,000	952,130
		$2,728,068
Toll Roads – 4.2%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,003,376
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,051,140
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,111,689
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,177,345
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,634,057
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	5,120,738
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,961,295
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,200,049
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	2,020,000	2,076,897
		$21,336,586
Transportation - Special Tax – 0.5%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,331,806
Universities - Colleges – 9.1%
Appalachian, NC, State University Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,067,215
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,232,866
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,080,772
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	$2,000,000	$2,066,083
North Carolina Agricultural & Technical State University General Rev., “A”, 5%, 10/01/2035	3,075,000	3,079,106
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	4,967,950
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,273,325
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,291,660
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	113,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	130,025
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	733,648
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,394,823
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,431,062
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,126,040
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,769,984
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,017,589
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,013,382
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,765,000	2,584,108
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	173,305
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,739,962
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,510,403
		$46,796,533
Universities - Dormitories – 0.9%
Florida State Board of Governors, University Athletics Association Rev., “A”, 4.25%, 10/01/2048	$4,920,000	$4,640,028
Utilities - Municipal Owned – 0.5%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$308,033
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	493,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	475,000	325,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	400,725
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	529,124
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	428,351
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,924
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	208,925
		$2,743,657
Utilities - Other – 2.6%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,114,227
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,755,585
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,704,623
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,746,270
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,459,296
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,559,476
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	710,000	720,934
		$13,060,411
Water & Sewer Utility Revenue – 15.9%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,398,622
Cabarrus County, NC, Water & Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	6,000,000	5,637,527
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2048	1,600,000	1,679,048
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2049	1,685,000	1,762,331
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2050	1,500,000	1,565,199
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2040	2,000,000	2,234,735
Charlotte, NC, Water & Sewer System Rev., 5%, 7/01/2049	5,000,000	5,296,209
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,607,151
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,356,068
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,366,020
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,329,964
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	$2,500,000	$2,306,507
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,069,291
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,557,143
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	687,414
Fuquay-Varina, NC, Combined Utilities Rev., “C”, 4.125%, 6/01/2049	1,250,000	1,188,468
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	4,000,000	4,236,254
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,212,348
Greenville, NC, Greenville Utilities Commission, Combined Enterprise System Rev., 5%, 9/01/2049	5,000,000	5,237,331
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 12/01/2046	525,000	546,710
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,336,849
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,001,028
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	605,019
High Point, NC, Combined Enterprise System Rev., 5%, 11/01/2050	1,500,000	1,564,412
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,347,512
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,287,904
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,767,877
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,125,722
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,580,417
Mebane, NC, Combined Utilities Rev., 4%, 8/01/2049	2,675,000	2,512,751
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,583,867
Sanford, NC, Enterprise Systems Rev., “A”, 4.125%, 6/01/2050	1,275,000	1,174,777
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,409,363
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,889,247
		$81,461,085
Total Municipal Bonds (Identified Cost, $511,603,993)		$500,902,473
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $608,641)	$934,428	$316,678
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $437,953)	$768,338	$508,064
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $16,055,542)	16,055,226	$16,056,831
Other Assets, Less Liabilities – (0.9)%		(4,486,318)
Net Assets – 100.0%		$513,297,728
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 4.0%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,046,262
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	1,000,000	1,062,279
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,041,407
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	755,000	764,341
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	455,000	462,049
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2055	2,000,000	2,023,618
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	766,748
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,014
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	80,001
		$7,291,719
General Obligations - General Purpose – 5.8%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,073,184
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	1,000,000	1,040,293
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	325,493
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	975,819
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	611,699
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	245,437	271,984
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	61,103	60,416
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	116,918	114,027
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	47,139	44,735
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	64,091	57,391
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	234,653	202,534
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	56,162
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,034,893
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	451,563
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,058,455
Pittsburgh, PA, General Obligation Capital Improvement, 4.25%, 9/01/2045	1,450,000	1,375,655
Punxsutawney, PA, General Obligation, “B”, AGM, 5%, 12/01/2046	500,000	504,680
Punxsutawney, PA, General Obligation, “B”, AGM, 5.125%, 12/01/2050	500,000	505,174
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	132,671
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	120,561
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	136,058
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	150,550
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	58,245
		$10,362,242
General Obligations - Schools – 13.9%
Allegheny County, PA, Brentwood Borough School District General Obligation, AGM, 5.25%, 5/15/2050	$1,000,000	$1,041,805
Allegheny County, PA, Elizabeth Forward School District General Obligation, BAM, 4.5%, 9/01/2050 (w)	1,000,000	976,145
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049	1,500,000	1,365,786
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2041	885,000	926,626
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2042	730,000	759,552
Allentown, PA, School District, General Obligation, AGM, 5%, 6/01/2049	1,000,000	1,038,000
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,000,592
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,023,292
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,018,200
Bradford & Wyoming Counties, PA, Wyalusing Area School District, General Obligation, 5.125%, 4/01/2065	1,000,000	1,013,868
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2043	560,000	588,510
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2044	1,000,000	1,046,401
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	923,886
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2043	750,000	786,929
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2044	500,000	522,719
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,593,139
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	693,269
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,512,173
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2050	1,000,000	1,034,332
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2055	$1,000,000	$1,028,826
Northampton and Lehigh Counties, PA, Bethlehem Area School District General Obligation, BAM, 5%, 10/01/2042	1,000,000	1,053,480
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,113
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,502,938
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,520,863
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	961,102
		$24,937,546
Healthcare Revenue - Hospitals – 13.4%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,027,324
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	83,000	86,755
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,329,213
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	518,410
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	105,000	103,603
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	898,978
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	716,666
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	337,400
Chester County, PA, Health & Education Facilities Authority, Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,754,469
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	107,999
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	909,872
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	486,810
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	961,303
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	913,592
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	438,639
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	975,290
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,836,311
Montour County, PA, Geisinger Authority, Health System Rev., “A”, 4%, 4/01/2039	1,000,000	975,066
Montour County, PA, Geisinger Authority, Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,007,493
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke's University Health Network Project), “A”, 5%, 8/15/2048	500,000	501,056
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	849,912
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5.5%, 8/15/2055	1,000,000	1,076,006
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,010,675
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,004,654
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	1,500,000	1,613,846
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	506,245
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	914,226
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,328,307
		$24,190,120
Healthcare Revenue - Long Term Care – 4.8%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$750,000	$701,790
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	412,715
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	140,427
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	101,949
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	820,957
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	750,287
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	473,041
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	265,886
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	254,992
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	493,550
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	457,437
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	423,601
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	$900,000	$886,015
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	1,000,000	946,586
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	367,194
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	746,117
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	442,975
		$8,685,519
Industrial Revenue - Environmental Services – 0.7%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$200,000	$216,911
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,004,296
		$1,221,207
Industrial Revenue - Other – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,120,024
Miscellaneous Revenue - Other – 1.5%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$395,000	$394,998
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,272,686
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	976,446
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,504
		$2,709,634
Multi-Family Housing Revenue – 3.5%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$449,061	$443,930
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (B'nai B'rith House of Reading), FNMA, 5.25%, 9/01/2042	1,000,000	1,043,730
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	908,059	894,127
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Darby Townhouses), FNMA, 4.9%, 6/01/2041	1,000,000	1,037,216
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Skyview Park Apartments), FNMA, 4.625%, 2/01/2042	1,495,000	1,522,056
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	1,250,000	1,281,874
		$6,222,933
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$220,199
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$120,000	$111,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	34,192
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	116,530
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	944,805
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	232,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	110,986
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	337,942
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	9,000	7,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	428,631
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	382,266
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	227,000	77,116
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	156,000
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$205,000	$184,500
		$3,125,794
Secondary Schools – 2.5%
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$750,000	$689,420
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	500,000	478,024
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	476,993
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	543,216
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	877,362
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	450,605
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	489,702
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	485,071
		$4,490,393
Single Family Housing - State – 8.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$982,949
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,415,000	1,534,517
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	984,783
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	999,117
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,000,726
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	994,401
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	991,152
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	980,000	1,075,569
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “149A”, 5.1%, 10/01/2045	1,000,000	1,028,715
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “150A”, 5.15%, 10/01/2045	1,500,000	1,524,638
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	300,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,567,207
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,195,000	1,268,571
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,280,000	1,357,095
		$15,609,440
State & Local Agencies – 3.2%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$565,000	$503,249
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2042	1,375,000	1,455,148
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	527,323
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	682,539
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	90,000	106,883
Pennsylvania School District Authority Rev. (William Penn School District Project), “A”, BAM, 4.125%, 3/15/2044	1,200,000	1,160,746
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	259,731
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,035,650
		$5,731,269
Student Loan Revenue – 3.6%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$570,000	$567,267
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	650,000	633,201
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	717,338
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	750,000	754,819
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	340,638
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	423,411
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	655,000	588,633
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,295,000	1,313,894
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	705,000	696,735
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	476,735
		$6,512,671
Tax - Other – 3.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,023,115
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	$300,000	$300,748
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	499,990
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	675,000	692,185
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	110,000	108,324
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	285,000	296,356
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,583
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	185,396
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	460,339
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,240,167
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	466,447
		$5,333,650
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$500,350
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$540,000	$453,327
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	195,000	166,342
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	365,000	332,562
		$952,231
Toll Roads – 1.8%
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, 5.25%, 12/01/2053	$1,000,000	$1,065,029
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,365,962
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	740,000	760,844
		$3,191,835
Transportation - Special Tax – 1.2%
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	$2,000,000	$2,092,531
Universities - Colleges – 12.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	$1,000,000	$936,321
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,125,188
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	285,754
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	794,207
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,486,794
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,000,000	1,004,381
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	68,510
Northampton County, PA, General Purpose Authority, College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	987,958
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	911,387
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,045,996
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,789,575
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	774,048
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	1,000,000	1,051,377
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	983,356
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,271,872
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,151,888
Pennsylvania System of Higher Education Rev., Temple University, AGM, 5%, 4/01/2044	1,285,000	1,356,532
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,038,246
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,001,962
		$22,065,352
Universities - Dormitories – 0.7%
Chester County, PA, Industrial Development Authority, Student Housing Rev. (West Chester University of Pennsylvania), “A”, BAM, 4%, 8/01/2048	$1,500,000	$1,337,302
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$150,000	$102,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	167,825
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$200,000	$137,000
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,977
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	71,925
		$494,477
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$998,632
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	986,894
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	600,280
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	338,360
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	895,735
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	561,196
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	861,257
		$5,242,354
Water & Sewer Utility Revenue – 6.3%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,025,937
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,945,487
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,001,177
Erie County, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,023,540
Erie County, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	914,863
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,011,099
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	205,007
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,039,921
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,068,944
Philadelphia, PA, Water & Wastewater Rev., “C”, AGM, 5.25%, 9/01/2054	1,000,000	1,060,787
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,035,840
		$11,332,602
Total Municipal Bonds (Identified Cost, $179,372,073)		$174,973,394
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $179,025)	$274,832	$93,141
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $144,092)	$252,793	$167,159
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $3,003,047)	3,002,870	$3,003,171
Other Assets, Less Liabilities – 0.9%		1,549,213
Net Assets – 100.0%		$179,786,078
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 5.0%
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	$450,000	$468,813
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,280,859
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,524,618
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,057,000
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	146,779
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	132,657
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,096,244
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,024,325
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,000,000	1,012,373
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,023
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,002
		$10,938,693
General Obligations - General Purpose – 3.9%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$441,740
Charleston, SC, Public Finance Corp., Installment Purchase Rev. (City of Charleston Project), 5%, 9/01/2039	750,000	822,208
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	800,306
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	330,093	365,796
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	90,173	89,160
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	170,651	166,431
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	69,565	66,017
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	94,583	84,696
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	349,365	301,544
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	82,881
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,958,237
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	630,463
Lancaster County, SC, Public Facilities Corp. Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,500,000	1,552,042
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	201,660
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	183,463
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	172,690
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	317,381
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	138,235
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	191,610
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	76,166
		$8,642,726
General Obligations - Schools – 4.8%
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	$1,400,000	$1,208,519
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	587,705
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,491,831
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 5%, 3/01/2047	2,000,000	2,066,022
Spartanburg County, SC, School District No. 4, General Obligation, “A”, 5.25%, 3/01/2052	3,000,000	3,148,559
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,032,580
		$10,535,216
Healthcare Revenue - Hospitals – 13.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$230,041
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	42,625
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	27,565
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,983,479
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,171,428
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,013,082
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,262,792
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,530,000	1,485,990
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,579,018
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	$1,000,000	$1,054,753
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	297,152
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,207,561
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	2,000,000	2,052,086
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5.25%, 11/01/2044	1,000,000	1,064,380
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	262,260
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,016,342
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,911,650
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	3,000,000	3,004,719
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	497,197
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,828,336
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,065,228
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,733,644
		$28,791,328
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,217,665
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	633,757
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	207,038
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	647,975
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	961,056
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	929,321
		$4,596,812
Industrial Revenue - Environmental Services – 0.5%
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$1,000,000	$1,000,980
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$260,000	$188,321
Miscellaneous Revenue - Other – 0.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$574,997
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	800,526
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	100,775
		$1,476,298
Multi-Family Housing Revenue – 4.7%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	$1,000,000	$1,042,548
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	2,500,000	2,536,619
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	648,904	641,490
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	988,505	1,012,172
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	85,000	84,039
South Carolina Housing & Finance Development Authority, Multi-Family Housing Rev. (Settlement Manor Apartments Project), “A”, FNMA, 4.8%, 5/01/2043	1,000,000	1,036,401
South Carolina Housing & Finance Development Authority, Multi-Family Mortgage Backed (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,039,600
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	$2,000,000	$2,017,843
		$10,410,712
Port Revenue – 4.3%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,653,691
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,099,357
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,700,823
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,033,042
		$9,486,913
Sales & Excise Tax Revenue – 3.3%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B- 1”, AGM, 0%, 6/15/2044	$2,485,000	$1,012,261
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	190,000	176,485
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	47,870
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	148,482
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,473,294
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	286,077
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	155,955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	65,917
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	12,385
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	593,048
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	521,955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	111,087
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	410,000	328,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	243,000
		$7,179,422
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	$250,000	$223,704
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	954,489
		$1,178,193
Single Family Housing - State – 10.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$130,000	$130,258
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,198,387
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	395,440
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.75%, 7/01/2043	245,000	218,283
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.8%, 1/01/2049	240,000	205,625
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	976,463
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.75%, 1/01/2054	880,000	880,138
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 5.75%, 1/01/2054	2,635,000	2,869,669
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.25%, 7/01/2054	1,885,000	2,097,064
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	1,990,000	2,272,925
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	1,976,849
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.6%, 7/01/2049	1,910,000	1,876,438
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.9%, 7/01/2053	1,295,000	1,305,192
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2054	1,845,000	2,027,580
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	1,950,000	2,166,973
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 7/01/2050	1,000,000	1,013,224
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 1/01/2055	1,000,000	1,018,808
		$22,629,316
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 8.1%
Anderson County, SC, Detention Facilities Corp. Installment Purchase Rev. (Anderson County Jail Project), “A”, 4.375%, 10/01/2045	$1,485,000	$1,441,762
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	745,000	663,576
Columbia, SC, Facilities Corp. Installment Purchase Rev. (City of Columbia Project), “A”, 5%, 6/01/2055	2,000,000	2,087,530
Florence County, SC, School District No. 3 Special Obligation, 4.25%, 12/01/2044	1,050,000	990,136
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,043,148
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	330,301
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	303,149
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,061,795
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	954,086
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	921,465
Greer, SC, Installment Purchase Rev. (City Improvement Projects) , 5%, 9/01/2055	2,000,000	2,053,827
Laurens County, SC, Public Facilities Corp. Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,036,829
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	120,000	142,510
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	1,000,000	893,843
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	964,168
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	957,307
South Carolina Job & Economic Develepment Authority, Health Care Facilities Rev. (R.D. Anderson Applied Technology Center Project), 5%, 4/01/2055	2,000,000	2,039,787
		$17,885,219
Tax - Other – 3.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$145,000	$142,791
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	375,000	389,942
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	866,519
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	435,694
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	905,361
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	964,501
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	95,924
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	285,610
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	752,051
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	478,653
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	466,573
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,014,267
		$7,797,886
Tax Assessment – 1.3%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$869,018
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	15,000	14,990
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,212
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,000,000	960,273
Goose Creek, SC, Carnes Crossroads Improvement District Assessment Rev., 5.5%, 10/01/2055	1,000,000	985,496
		$2,846,989
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$280,000	$235,058
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	465,000	396,663
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	505,000	460,120
		$1,091,841
Toll Roads – 1.1%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$847,922
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	609,992
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	920,000	945,913
		$2,403,827
Universities - Colleges – 6.4%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,250,376
Clemson University, SC, Athletic Facilities Rev., “A”, 5%, 5/01/2050	500,000	526,000
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Clemson University, SC, Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	$1,500,000	$1,554,544
College of Charleston, SC, Higher Education Facilities Rev., “A”, AGM, 4.25%, 4/01/2050	2,000,000	1,908,957
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	54,151
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	65,012
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	389,283
South Carolina Job & Economic Develepment Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2050	1,350,000	1,426,155
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	1,000,000	1,013,491
South Carolina Jobs & Economic Development Authority Rev. (Wofford College), 5%, 4/01/2049	2,000,000	2,017,366
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	894,666
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	1,963,592
		$14,063,593
Utilities - Municipal Owned – 5.0%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$330,000	$226,050
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	137,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	184,950
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,962
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	95,900
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	897,186
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,021,807
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,001,231
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	591,720
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	504,563
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,082,830
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,185,527
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,077,215
		$11,030,941
Utilities - Other – 4.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,313,709
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,274,960
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,182,838
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	110,000	115,101
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,155,445
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	855,000	901,198
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	739,267
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	315,000	319,851
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,111,805
		$9,114,174
Water & Sewer Utility Revenue – 13.4%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$903,744
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,027,511
Beaufort-Jasper Counties, SC, Waterworks & Sewer System Rev., “A”, 4%, 3/01/2050	4,000,000	3,664,091
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., 5%, 1/01/2047	3,000,000	3,135,445
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	2,000,000	2,109,337
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,037,000
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2050	2,000,000	2,077,824
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	527,761
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,138,878
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,463,025
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	410,421
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	300,010
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	460,811
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2043	$325,000	$341,189
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,407,746
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,490,818
South Carolina Inman-Campobello Water District, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,032,759
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	4,941,725
West Columbia, SC, Water & Sewer System Improvement Rev., 5%, 6/01/2055	1,000,000	1,027,134
		$29,497,229
Total Municipal Bonds (Identified Cost, $217,074,358)		$212,786,629
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $286,483)	$439,731	$149,025
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $212,645)	$373,062	$246,687
Mutual Funds (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $5,663,020)	5,662,328	$5,662,894
Other Assets, Less Liabilities – 0.4%		940,711
Net Assets – 100.0%		$219,785,946
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.5%
Airport Revenue – 3.2%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	$1,000,000	$1,025,640
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,021,694
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	938,548
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,730,573
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	2,000,000	2,132,160
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,650,000	1,670,415
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	995,635
		$11,514,665
General Obligations - General Purpose – 6.6%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,360,218
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,402,897
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,448,646
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,502,774
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	720,733
Bristol County, VA, General Obligation Anticipation Notes, 5%, 9/01/2027	1,650,000	1,650,949
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,595,442
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,325,348
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	318,785	353,265
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	133,501	132,001
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	251,000	244,793
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	102,991	97,738
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	140,029	125,391
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	476,628	411,387
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	122,705
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	1,000,000	1,056,934
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	874,593
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	1,005,143
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,143,444
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,464,673
Petersburg, VA, General Obligation Refunding, 4.125%, 12/01/2054	3,000,000	2,861,559
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	286,570
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	256,848
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	293,049
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,263,884
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	333,036
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	129,931
		$23,463,951
Healthcare Revenue - Hospitals – 12.8%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$2,971,874
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,559,650
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	567,368
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	36,754
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5%, 5/15/2051	3,000,000	3,109,325
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,893,535
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,727,887
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,666,334
Henrico County, VA, Economic Development Authority Rev., Health Facilities (Bon Secours Mercy Health, Inc.), “A”, 5%, 11/01/2048	1,500,000	1,540,297
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,052,933
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,158,139
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,179,944
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,293,877
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,003,265
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,742,161
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	$1,625,000	$1,748,344
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,750,249
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,920,947
Virginia Small Business Financing Authority, Health Care Facilities Refunding Rev. (Mary Washington Healthcare Obligated Group), “A”, 5.25%, 6/15/2055	2,500,000	2,583,055
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,070,871
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	603,268
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	402,026
Winchester, VA, Economic Development Authority Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2043	1,065,000	1,108,779
		$45,690,882
Healthcare Revenue - Long Term Care – 3.4%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia), “C”, 5%, 12/01/2037	$765,000	$776,978
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	486,470
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	654,284
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,500,000	1,498,305
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	955,197
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,000,024
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,001,560
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,190,161
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,841,754
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	750,000	760,769
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	982,400
		$12,147,902
Industrial Revenue - Environmental Services – 0.5%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 8/01/2027 (Put Date 8/01/2027)	$1,000,000	$1,009,913
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	938,979
		$1,948,892
Industrial Revenue - Other – 1.1%
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 4%, 11/01/2052 (Put Date 11/20/2025)	$4,000,000	$4,002,332
Miscellaneous Revenue - Other – 0.9%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,284,412
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	844,995
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	131,008
		$3,260,415
Multi-Family Housing Revenue – 14.1%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$2,000,000	$2,011,015
Chesapeake, VA, Redevelopment & Housing Authority, Multi-Family Housing Rev. (Forest Cove II Project), 4.5%, 10/01/2040 (Put Date 7/01/2040)	2,975,000	3,059,417
Fairfax County, VA, Redevelopment and Housing Authority Multi-Family Housing Rev. (Residences at Government Center 2 - NW4 Project), “A”, FHLMC, 4.7%, 12/01/2044	3,000,000	3,041,808
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	960,777	949,799
Norfolk, VA, Economic Redevelopment and Housing Authority Multi-Family (Oak Park and Colonial Hall), FNMA, 4.25%, 9/01/2042 (Put Date 2/01/2041)	3,984,680	3,883,829
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Richmond, VA, Redevelopment & Housing Authority, Multi-Family Tax-Exempt Mortgage Backed, MTEMS (Chippenham Place Apartments), FNMA, 4.5%, 5/01/2040	$3,967,501	$4,083,523
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,863,539
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	984,157
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	1,007,438
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	706,602
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,530,392
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,564,364
Virginia Housing Development Authority, Rental Housing, “C”, 4.8%, 12/01/2049	1,000,000	1,006,897
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	422,225
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,837,907
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	4,045,422
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,560,010
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,289,457
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,828,812
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	634,574
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	4,000,000	4,083,308
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,019,722
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,733,734
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,293,749
		$50,441,700
Parking – 0.5%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	$1,000,000	$1,023,335
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	765,924
		$1,789,259
Port Revenue – 2.0%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$433,059
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	760,852
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2050	1,500,000	1,587,687
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2055	4,000,000	4,219,840
		$7,001,438
Sales & Excise Tax Revenue – 5.9%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$245,000	$227,572
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,646,207
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5%, 7/01/2054	2,765,000	2,882,742
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	4,000,000	4,230,288
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,410
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	77,000	75,224
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	249,000	234,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,292,000	6,072,232
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	476,000	455,427
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	251,000	240,152
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	122,000	113,266
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	26,000	23,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,212,000	991,413
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,160,000	871,177
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	556,000	188,882
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	650,000	520,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	345,000	310,500
		$21,087,493
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group-Issue No. 1), “A”, 5%, 6/01/2056 (n)	$325,000	$283,048
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.3%
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1”, 4.55%, 10/01/2049	$1,500,000	$1,491,435
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.4%, 10/01/2044	1,000,000	997,346
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.55%, 10/01/2049	1,100,000	1,088,986
Virginia Housing Development Authority, Commonwealth Mortgage, “E-3”, 4.6%, 10/01/2049	1,500,000	1,476,535
Virginia Housing Development Authority, Commonwealth Mortgage, “F-3”, 5%, 7/01/2050	3,000,000	3,021,270
		$8,075,572
State & Local Agencies – 8.5%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,170,000	$1,042,127
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	983,325
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,569,450
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,821,174
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	929,568
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	531,676
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,844,034
Loudoun County, VA, Economic Development Authority Rev. (Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,793,180
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	200,000	237,517
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,246,338
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,364,360
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	31,589
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	1,998,994
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,150,178
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	3,685,000	3,876,021
		$30,419,531
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	297,694
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,110,000	1,104,678
		$1,407,198
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,525,000	$1,563,824
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	245,000	241,268
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	635,000	660,302
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,461,804
		$3,927,198
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$969,577
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	500,609
		$1,470,186
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$610,000	$520,353
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	770,000	701,569
		$1,221,922
Toll Roads – 6.4%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,001,069
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,714,626
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,706,763
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,510,393
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,179,706
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	$2,000,000	$1,887,724
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,392,124
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	974,857
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2056	1,000,000	968,634
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	1,470,000	1,511,405
		$22,847,301
Transportation - Special Tax – 3.6%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$2,917,023
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,777,495
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,601,716
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,598,038
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,917,273
		$12,811,545
Universities - Colleges – 6.7%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$265,000	$264,575
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	748,967
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,279,623
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,017,988
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	325,000	325,219
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	593,906
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 4%, 4/01/2040	250,000	225,470
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 5%, 4/01/2049	800,000	751,948
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2050	500,000	521,035
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2055	500,000	519,043
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,532,882
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,092,978
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,052,143
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	871,163
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	888,744
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,546,483
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,248,252
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	364,818
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,064,862
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,089,658
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2031	2,500,000	2,506,502
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	945,829
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	705,922
		$24,158,010
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,060,075
Utilities - Investor Owned – 1.1%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,063,116
Utilities - Municipal Owned – 1.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$320,000	$219,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	366,475
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	44,083
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	294,550
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	183,297
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	342,681
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$35,000	$34,947
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	154,125
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	941,532
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,414,942
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,279,249
		$6,275,081
Utilities - Other – 2.6%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$2,020,000	$2,157,474
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,418,844
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,961,076
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	1,980,000	2,086,984
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,203,333
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	625,000	634,626
		$9,462,337
Water & Sewer Utility Revenue – 8.7%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,051,766
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,054,345
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	430,014
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,061,126
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,273,354
Hampton Roads, VA, Sanitation District Wastewater Rev., “B”, 5%, 7/01/2054	2,000,000	2,091,079
Henrico County, VA, Water & Sewer System Rev., 4%, 5/01/2046	1,435,000	1,387,170
Prince William County, VA, Water & Sewer Refunding Rev., 5%, 7/15/2055	1,160,000	1,222,585
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2050	750,000	793,115
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,897,146
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,649,254
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,018
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,090
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,079
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,518,746
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,080
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,739,334
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,100,322
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,409,583
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,488,610
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	759,998
		$31,062,814
Total Municipal Bonds (Identified Cost, $352,402,695)		$341,893,863
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $429,617)	$659,596	$223,537
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $314,820)	$552,315	$365,218
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $15,227,170)	15,224,668	$15,226,190
Other Assets, Less Liabilities – 0.1%		329,174
Net Assets – 100.0%		$358,037,982
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.6%
Airport Revenue – 0.7%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	$445,000	$450,506
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,017
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	85,001
		$590,524
General Obligations - General Purpose – 6.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$241,795
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	367,019
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	44,227	47,312
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	42,958	47,604
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	40,735	40,277
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	74,630	72,784
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,426	29,823
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	42,727	38,261
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	143,435	123,802
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	37,441
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	175,126
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	144,688
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	64,510
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,031,794
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,050,095
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	734,454
		$5,246,785
General Obligations - Schools – 4.3%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$751,482
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	1,021,979
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	635,481
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	294,928
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	998,725
		$3,702,595
Healthcare Revenue - Hospitals – 15.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$139,829
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,189
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	436,786
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	206,663
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	970,849
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,358
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,521,836
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “B”, 5.375%, 9/01/2053	525,000	551,231
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,000,812
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,066,273
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	202,798
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,006,767
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5.5%, 6/01/2050	750,000	795,153
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	748,384
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	926,753
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2053	750,000	756,299
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,220,000	2,061,616
		$13,402,596
Industrial Revenue - Other – 0.7%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$83,296
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	$500,000	$505,397
		$588,693
Miscellaneous Revenue - Other – 5.1%
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	$790,000	$749,657
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	514,438
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	579,997
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,310
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,034,967
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,500,000	1,481,231
		$4,400,600
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$276,204	$273,048
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	34,604
		$307,652
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$124,780
Sales & Excise Tax Revenue – 4.4%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$69,665
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	920,000	789,315
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	24,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	78,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,842,000	1,777,662
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	151,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	79,413
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,208
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,192
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	337,015
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	297,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	63,187
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	96,000
		$3,806,555
Single Family Housing - State – 14.5%
West Virginia Housing Development Fund Finance, “A”, 3.875%, 11/01/2044	$1,015,000	$916,878
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2045	1,000,000	1,007,296
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2048	1,000,000	1,003,485
West Virginia Housing Development Fund Finance, “A”, 4.55%, 11/01/2049	1,000,000	993,874
West Virginia Housing Development Fund Finance, “B”, 1.8%, 5/01/2026	485,000	479,115
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2044	1,000,000	1,010,481
West Virginia Housing Development Fund Finance, “B”, 4.2%, 11/01/2047	1,000,000	946,143
West Virginia Housing Development Fund Finance, “B”, 4.25%, 11/01/2052	410,000	387,054
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2053	770,000	772,801
West Virginia Housing Development Fund Finance, “C”, 4.625%, 11/01/2042	1,000,000	1,017,424
West Virginia Housing Development Fund Finance, “C”, 4.8%, 11/01/2047	1,000,000	1,003,036
West Virginia Housing Development Fund Finance, “D”, 4.6%, 11/01/2043	1,000,000	1,002,218
West Virginia Housing Development Fund Finance, “D”, 4.8%, 11/01/2048	1,000,000	1,012,106
West Virginia Housing Development Fund Finance, “D”, 4.45%, 11/01/2049	1,000,000	985,128
		$12,537,039
State & Local Agencies – 9.3%
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.625%, 7/01/2042	$750,000	$758,229
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.875%, 7/01/2045	$750,000	$762,425
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	894,734
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	681,608
Parkersburg, WV, Municipal Building Commission Lease Rev. (Recreation Facility and Fire Station Projects), 4.375%, 11/01/2054	850,000	787,607
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	500,761
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	477,305
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	532,001
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	500,000	500,896
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,357,607
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,106
		$8,049,279
Tax - Other – 3.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$64,010
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	181,973
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	875,000	911,626
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	986,719
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	900,000	902,684
		$3,047,012
Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$442,017
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$125,000	$104,937
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	320,000	272,972
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	225,000	205,004
		$582,913
Toll Roads – 2.9%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$259,147
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,000,000	965,943
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	922,480
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	365,000	375,281
		$2,522,851
Universities - Colleges – 8.9%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,170,837
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	783,797
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,308,733
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	90,000	90,116
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,035,027
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,036,229
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	1,280,000	1,318,126
		$7,742,865
Universities - Dormitories – 1.2%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,034,983
Utilities - Municipal Owned – 0.5%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$150,000	$102,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	68,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	99,325
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	136,064
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,985
		$416,624
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.8%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$565,000	$603,452
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	597,471
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	540,621
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	315,000	332,020
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	334,559
		$2,408,123
Water & Sewer Utility Revenue – 11.7%
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.125%, 12/01/2044	$1,000,000	$978,732
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.25%, 12/01/2049	1,000,000	975,275
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.25%, 6/01/2045	1,000,000	948,637
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.375%, 6/01/2049	1,000,000	959,499
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	965,401
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	180,185
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	135,004
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,259
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,039,615
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,502,118
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,384,272
		$10,144,997
Total Municipal Bonds (Identified Cost, $84,064,191)		$81,099,483
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n) (Identified Cost, $143,133)	$219,865	$74,512
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $96,062)	$168,529	$111,440
Mutual Funds (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $4,418,794)	4,418,168	$4,418,610
Other Assets, Less Liabilities – 1.1%		978,778
Net Assets – 100.0%		$86,682,823
Portfolio Footnotes:
(a)
Non-income producing security.
(d)
In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$1,026,151	$61,549,661
New York Fund	5,212,435	173,879,683
North Carolina Fund	16,056,831	501,727,215
Pennsylvania Fund	3,003,171	175,233,694
South Carolina Fund	5,662,894	213,182,341
Virginia Fund	15,226,190	342,482,618
West Virginia Fund	4,418,610	81,285,435
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,341,425	2.1%
New York Fund	8,232,217	4.5%
North Carolina Fund	3,572,361	0.7%
Pennsylvania Fund	6,198,696	3.4%
South Carolina Fund	4,491,610	2.0%
Virginia Fund	6,351,152	1.8%
West Virginia Fund	2,534,746	2.9%
(u)
Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)
When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements
MSTBFS-SEM

Financial Statements
Statements of Assets and Liabilities
At 9/30/25 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $63,529,524, $178,979,687, $512,650,587, and $179,695,190, respectively)	$61,549,661	$173,879,683	$501,727,215	$175,233,694
Investments in affiliated issuers, at value (identified cost, $1,026,124, $5,212,452, $16,055,542, and $3,003,047, respectively)	1,026,151	5,212,435	16,056,831	3,003,171
Cash	—	1	—	3
Receivables for
Investments sold	—	95,000	1,147,844	275,000
Fund shares sold	844	732,940	510,502	166,507
Interest	839,015	2,581,196	6,852,645	2,424,915
Receivable from investment adviser	10,242	13,675	—	9,498
Other assets	12,433	16,660	10,141	9,415
Total assets	$63,438,346	$182,531,590	$526,305,178	$181,122,203
Liabilities
Payable to custodian	$—	$—	$3,568	$—
Payables for
Distributions	8,923	66,698	130,825	56,663
Investments purchased	—	—	3,400,890	—
Fund shares reacquired	147,007	145,432	888,731	211,753
When-issued investments purchased	—	—	8,386,144	969,360
Payable to affiliates
Investment adviser	—	—	12,263	—
Administrative services fee	105	187	416	186
Shareholder servicing costs	15,700	48,524	103,562	32,733
Distribution and service fees	298	1,824	5,045	615
Payable for independent Trustees' compensation	34	20	—	20
Payable for audit and tax fees	35,763	35,765	35,771	35,765
Accrued expenses and other liabilities	12,056	29,004	40,235	29,030
Total liabilities	$219,886	$327,454	$13,007,450	$1,336,125
Net assets	$63,218,460	$182,204,136	$513,297,728	$179,786,078
Net assets consist of
Paid-in capital	$71,638,015	$201,976,384	$556,385,205	$192,987,798
Total distributable earnings (loss)	(8,419,555)	(19,772,248)	(43,087,477)	(13,201,720)
Net assets	$63,218,460	$182,204,136	$513,297,728	$179,786,078

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$54,060,232	$123,144,644	$327,549,073	$112,182,002
Class B	52,731	129,691	44,989	148,213
Class C	—	2,577,804	10,606,721	—
Class I	6,032,070	47,986,232	133,174,377	46,099,596
Class R6	3,073,427	8,365,765	41,922,568	21,356,267
Total net assets	$63,218,460	$182,204,136	$513,297,728	$179,786,078
Shares of beneficial interest outstanding
Class A	6,128,906	12,307,787	30,609,001	11,812,865
Class B	5,971	12,995	4,209	15,568
Class C	—	257,949	991,752	—
Class I	685,047	5,423,951	14,928,808	5,094,600
Class R6	348,966	944,305	4,699,618	2,359,855
Total shares of beneficial interest outstanding	7,168,890	18,946,987	51,233,388	19,282,888
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.82	$10.01	$10.70	$9.50
Offering price per share (100 / 95.75 x net asset value per share)	$9.21	$10.45	$11.17	$9.92
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.83	$9.98	$10.69	$9.52
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.99	$10.69	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.81	$8.85	$8.92	$9.05
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.81	$8.86	$8.92	$9.05
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/25	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $217,573,486, $353,147,132, and $84,303,386, respectively)	$213,182,341	$342,482,618	$81,285,435
Investments in affiliated issuers, at value (identified cost, $5,663,020, $15,227,170, and $4,418,794, respectively)	5,662,894	15,226,190	4,418,610
Receivables for
Investments sold	207,910	2,029,225	100,000
Fund shares sold	526,027	387,222	154,692
Interest	2,819,037	4,636,804	1,239,709
Receivable from investment adviser	3,919	9,092	11,031
Other assets	11,886	10,397	12,896
Total assets	$222,414,014	$364,781,548	$87,222,373
Liabilities
Payable to custodian	$714	$30,549	$—
Payables for
Distributions	37,221	65,564	9,673
Investments purchased	977,020	3,000,000	—
Interest expense and fees	7,918	19,314	—
Fund shares reacquired	503,143	621,371	457,286
Payable to the holders of the floating rate certificates	996,111	2,846,563	—
Payable to affiliates
Administrative services fee	213	309	121
Shareholder servicing costs	48,699	87,540	20,252
Distribution and service fees	1,920	3,180	842
Payable for independent Trustees' compensation	47	53	30
Payable for audit and tax fees	35,766	35,769	35,764
Accrued expenses and other liabilities	19,296	33,354	15,582
Total liabilities	$2,628,068	$6,743,566	$539,550
Net assets	$219,785,946	$358,037,982	$86,682,823
Net assets consist of
Paid-in capital	$246,146,169	$392,196,127	$96,826,876
Total distributable earnings (loss)	(26,360,223)	(34,158,145)	(10,144,053)
Net assets	$219,785,946	$358,037,982	$86,682,823

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$143,966,686	$223,599,629	$61,014,042
Class B	32,304	49,599	52,300
Class C	—	2,400,681	—
Class I	55,370,274	107,929,322	20,555,785
Class R6	20,416,682	24,058,751	5,060,696
Total net assets	$219,785,946	$358,037,982	$86,682,823
Shares of beneficial interest outstanding
Class A	13,111,760	21,927,626	6,039,629
Class B	2,944	4,870	5,182
Class C	—	235,484	—
Class I	6,224,333	12,178,349	2,311,847
Class R6	2,294,697	2,712,581	569,277
Total shares of beneficial interest outstanding	21,633,734	37,058,910	8,925,935
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.98	$10.20	$10.10
Offering price per share (100 / 95.75 x net asset value per share)	$11.47	$10.65	$10.55
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.97	$10.19	$10.09
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.19	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.86	$8.89
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.87	$8.89
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 9/30/25 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,337,849	$3,875,504	$9,544,907	$3,413,396
Dividends from affiliated issuers	20,843	73,509	339,617	132,675
Other	18	34	66	33
Total investment income	$1,358,710	$3,949,047	$9,884,590	$3,546,104
Expenses
Management fee	$145,341	$397,251	$1,055,187	$381,700
Distribution and service fees	69,648	168,269	438,074	135,294
Shareholder servicing costs	22,644	81,741	166,911	63,670
Administrative services fee	9,688	16,760	35,230	16,323
Independent Trustees' compensation	1,709	2,881	7,861	2,769
Custodian fee	8,554	14,527	26,973	16,284
Shareholder communications	3,370	4,227	7,406	4,563
Audit and tax fees	35,763	35,766	35,771	35,765
Legal fees	2,860	9,080	7,900	8,766
Registration fees	31,850	38,996	41,381	32,990
Miscellaneous	15,879	17,071	18,980	16,823
Total expenses	$347,306	$786,569	$1,841,674	$714,947
Fees paid indirectly	(4)	(14)	(27)	(5)
Reduction of expenses by investment adviser and distributor	(106,995)	(108,815)	(39,343)	(167,627)
Net expenses	$240,307	$677,740	$1,802,304	$547,315
Net investment income (loss)	$1,118,403	$3,271,307	$8,082,286	$2,998,789
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(271,235)	$(67,987)	$(403,758)	$(159,284)
Affiliated issuers	(108)	(229)	436	(402)
Net realized gain (loss)	$(271,343)	$(68,216)	$(403,322)	$(159,686)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$933,357	$963,278	$3,431,744	$1,658,559
Affiliated issuers	19	(41)	1,018	75
Net unrealized gain (loss)	$933,376	$963,237	$3,432,762	$1,658,634
Net realized and unrealized gain (loss)	$662,033	$895,021	$3,029,440	$1,498,948
Change in net assets from operations	$1,780,436	$4,166,328	$11,111,726	$4,497,737
See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/25	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$4,559,292	$6,850,263	$1,737,616
Dividends from affiliated issuers	108,998	240,331	32,015
Other	38	56	22
Total investment income	$4,668,328	$7,090,650	$1,769,653
Expenses
Management fee	$483,782	$770,818	$194,096
Distribution and service fees	180,194	281,957	76,296
Shareholder servicing costs	73,445	141,041	32,912
Administrative services fee	19,189	27,247	11,057
Independent Trustees' compensation	5,334	6,673	3,962
Custodian fee	16,737	22,920	9,542
Shareholder communications	4,671	5,866	3,539
Audit and tax fees	35,766	35,769	35,764
Legal fees	6,834	6,766	1,788
Registration fees	32,642	39,611	32,958
Interest expense and fees	17,683	38,324	—
Miscellaneous	16,628	17,474	16,131
Total expenses	$892,905	$1,394,466	$418,045
Fees paid indirectly	(122)	(17)	(9)
Reduction of expenses by investment adviser and distributor	(67,757)	(125,203)	(75,890)
Net expenses	$825,026	$1,269,246	$342,146
Net investment income (loss)	$3,843,302	$5,821,404	$1,427,507
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,381,604)	$(423,183)	$(223,223)
Affiliated issuers	668	876	(53)
Net realized gain (loss)	$(1,380,936)	$(422,307)	$(223,276)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,369,879	$3,264,930	$1,007,998
Affiliated issuers	(161)	(980)	(187)
Net unrealized gain (loss)	$2,369,718	$3,263,950	$1,007,811
Net realized and unrealized gain (loss)	$988,782	$2,841,643	$784,535
Change in net assets from operations	$4,832,084	$8,663,047	$2,212,042
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/25 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,118,403	$3,271,307	$8,082,286	$2,998,789
Net realized gain (loss)	(271,343)	(68,216)	(403,322)	(159,686)
Net unrealized gain (loss)	933,376	963,237	3,432,762	1,658,634
Change in net assets from operations	$1,780,436	$4,166,328	$11,111,726	$4,497,737
Total distributions to shareholders	$(1,116,994)	$(3,232,927)	$(8,054,487)	$(2,982,712)
Change in net assets from fund share transactions	$(6,190,400)	$663,622	$61,348,544	$12,543,895
Total change in net assets	$(5,526,958)	$1,597,023	$64,405,783	$14,058,920
Net assets
At beginning of period	68,745,418	180,607,113	448,891,945	165,727,158
At end of period	$63,218,460	$182,204,136	$513,297,728	$179,786,078

Six months ended 9/30/25 (unaudited)	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$3,843,302	$5,821,404	$1,427,507
Net realized gain (loss)	(1,380,936)	(422,307)	(223,276)
Net unrealized gain (loss)	2,369,718	3,263,950	1,007,811
Change in net assets from operations	$4,832,084	$8,663,047	$2,212,042
Total distributions to shareholders	$(3,820,928)	$(5,778,748)	$(1,419,833)
Change in net assets from fund share transactions	$(2,513,991)	$8,593,463	$(4,824,087)
Total change in net assets	$(1,502,835)	$11,477,762	$(4,031,878)
Net assets
At beginning of period	221,288,781	346,560,220	90,714,701
At end of period	$219,785,946	$358,037,982	$86,682,823
See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/25	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,253,755	$6,195,573	$14,477,365	$5,407,273
Net realized gain (loss)	(641,925)	(273,979)	(2,032,842)	(512,925)
Net unrealized gain (loss)	(706,942)	(2,271,874)	(5,166,804)	(1,057,347)
Change in net assets from operations	$904,888	$3,649,720	$7,277,719	$3,837,001
Total distributions to shareholders	$(2,243,120)	$(6,172,928)	$(14,407,930)	$(5,422,955)
Change in net assets from fund share transactions	$(9,337,039)	$10,788,662	$4,608,406	$5,131,503
Total change in net assets	$(10,675,271)	$8,265,454	$(2,521,805)	$3,545,549
Net assets
At beginning of period	79,420,689	172,341,659	451,413,750	162,181,609
At end of period	$68,745,418	$180,607,113	$448,891,945	$165,727,158

Year ended 3/31/25	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$7,039,511	$11,137,351	$2,889,036
Net realized gain (loss)	(958,794)	(1,502,790)	(109,349)
Net unrealized gain (loss)	(2,921,909)	(4,688,910)	(1,231,615)
Change in net assets from operations	$3,158,808	$4,945,651	$1,548,072
Total distributions to shareholders	$(7,049,222)	$(11,086,575)	$(2,906,751)
Change in net assets from fund share transactions	$11,624,694	$(5,241,311)	$(1,961,679)
Total change in net assets	$7,734,280	$(11,382,235)	$(3,320,358)
Net assets
At beginning of period	213,554,501	357,942,455	94,035,059
At end of period	$221,288,781	$346,560,220	$90,714,701
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Mississippi Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.72	$8.88	$8.92	$9.33	$9.90	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.24	$0.21	$0.19	$0.23
Net realized and unrealized gain (loss)	0.10	(0.16)	(0.03)	(0.39)	(0.57)	0.27
Total from investment operations	$0.25	$0.11	$0.21	$(0.18)	$(0.38)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)	$(0.25)	$(0.23)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$8.82	$8.72	$8.88	$8.92	$9.33	$9.90
Total return (%) (r)(s)(t)(x)	2.90 (n)	1.22	2.42	(1.93)	(3.95)	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11 (a)	1.08	1.03	1.01	0.97	0.97
Expenses after expense reductions (f)	0.76 (a)	0.81	0.87	0.85	0.80	0.81
Net investment income (loss)	3.45 (a)	3.05	2.76	2.41	1.90	2.33
Portfolio turnover rate	6 (n)	16	22	19	13	20
Net assets at end of period (000 omitted)	$54,060	$59,313	$69,552	$73,256	$81,093	$92,395

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.73	$8.89	$8.92	$9.35	$9.92	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.19	$0.15	$0.12	$0.18
Net realized and unrealized gain (loss)	0.10	(0.16)	(0.03)	(0.41)	(0.57)	0.26
Total from investment operations	$0.22	$0.05	$0.16	$(0.26)	$(0.45)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.19)	$(0.17)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$8.83	$8.73	$8.89	$8.92	$9.35	$9.92
Total return (%) (r)(s)(t)(x)	2.57 (n)	0.57	1.88	(2.78)	(4.56)	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86 (a)	1.83	1.79	1.76	1.72	1.72
Expenses after expense reductions (f)	1.41 (a)	1.45	1.52	1.50	1.45	1.46
Net investment income (loss)	2.82 (a)	2.40	2.12	1.71	1.26	1.79
Portfolio turnover rate	6 (n)	16	22	19	13	20
Net assets at end of period (000 omitted)	$53	$51	$54	$8	$90	$115

See Notes to Financial Statements

Financial Highlights − continued
MFS Mississippi Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.70	$8.87	$8.90	$9.31	$9.89	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.22	$0.20	$0.24
Net realized and unrealized gain (loss)	0.11	(0.17)	(0.02)	(0.40)	(0.58)	0.28
Total from investment operations	$0.26	$0.11	$0.23	$(0.18)	$(0.38)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.28)	$(0.26)	$(0.23)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$8.81	$8.70	$8.87	$8.90	$9.31	$9.89
Total return (%) (r)(s)(t)(x)	3.07 (n)	1.21	2.64	(1.85)	(3.96)	5.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86 (a)	0.83	0.78	0.76	0.72	0.72
Expenses after expense reductions (f)	0.66 (a)	0.71	0.77	0.75	0.70	0.70
Net investment income (loss)	3.55 (a)	3.15	2.86	2.50	2.00	2.42
Portfolio turnover rate	6 (n)	16	22	19	13	20
Net assets at end of period (000 omitted)	$6,032	$6,452	$6,779	$7,777	$13,661	$13,878

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.70	$8.87	$8.90	$9.31	$9.89	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.26	$0.23	$0.20	$0.24
Net realized and unrealized gain (loss)	0.11	(0.17)	(0.03)	(0.40)	(0.58)	0.28
Total from investment operations	$0.27	$0.11	$0.23	$(0.17)	$(0.38)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.28)	$(0.26)	$(0.24)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$8.81	$8.70	$8.87	$8.90	$9.31	$9.89
Total return (%) (r)(s)(t)(x)	3.10 (n)	1.26	2.70	(1.78)	(3.90)	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79 (a)	0.76	0.72	0.70	0.65	0.65
Expenses after expense reductions (f)	0.59 (a)	0.64	0.71	0.68	0.64	0.64
Net investment income (loss)	3.62 (a)	3.20	2.92	2.57	2.06	2.47
Portfolio turnover rate	6 (n)	16	22	19	13	20
Net assets at end of period (000 omitted)	$3,073	$2,929	$3,035	$2,874	$3,327	$2,668

See Notes to Financial Statements

Financial Highlights − continued
MFS Mississippi Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.95	$10.09	$10.01	$10.62	$11.33	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.33	$0.29	$0.24	$0.29
Net realized and unrealized gain (loss)	0.06	(0.14)	0.10	(0.60)	(0.71)	0.39
Total from investment operations	$0.24	$0.21	$0.43	$(0.31)	$(0.47)	$0.68
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.35)	$(0.35)	$(0.30)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.01	$9.95	$10.09	$10.01	$10.62	$11.33
Total return (%) (r)(s)(t)(x)	2.43 (n)	2.04	4.41	(2.91)	(4.30)	6.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95 (a)	0.96	0.95	0.91	0.88	0.87
Expenses after expense reductions (f)	0.83 (a)	0.83	0.83	0.83	0.83	0.84
Net investment income (loss)	3.65 (a)	3.43	3.39	2.86	2.09	2.57
Portfolio turnover rate	6 (n)	12	29	35	19	45
Net assets at end of period (000 omitted)	$123,145	$125,186	$123,265	$126,231	$153,525	$170,723

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.92	$10.06	$9.98	$10.60	$11.31	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.26	$0.21	$0.15	$0.20
Net realized and unrealized gain (loss)	0.06	(0.14)	0.09	(0.61)	(0.71)	0.41
Total from investment operations	$0.20	$0.13	$0.35	$(0.40)	$(0.56)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.27)	$(0.22)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$9.98	$9.92	$10.06	$9.98	$10.60	$11.31
Total return (%) (r)(s)(t)(x)	2.05 (n)	1.28	3.64	(3.74)	(5.02)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70 (a)	1.70	1.70	1.66	1.63	1.62
Expenses after expense reductions (f)	1.58 (a)	1.58	1.58	1.58	1.58	1.60
Net investment income (loss)	2.89 (a)	2.69	2.64	2.10	1.35	1.85
Portfolio turnover rate	6 (n)	12	29	35	19	45
Net assets at end of period (000 omitted)	$130	$208	$438	$516	$725	$1,063

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.94	$10.07	$9.99	$10.61	$11.32	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.26	$0.21	$0.15	$0.20
Net realized and unrealized gain (loss)	0.05	(0.13)	0.09	(0.61)	(0.71)	0.41
Total from investment operations	$0.19	$0.14	$0.35	$(0.40)	$(0.56)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.27)	$(0.22)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$9.99	$9.94	$10.07	$9.99	$10.61	$11.32
Total return (%) (r)(s)(t)(x)	1.95 (n)	1.38	3.64	(3.73)	(5.02)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70 (a)	1.70	1.70	1.66	1.63	1.62
Expenses after expense reductions (f)	1.58 (a)	1.58	1.58	1.58	1.58	1.59
Net investment income (loss)	2.90 (a)	2.69	2.64	2.09	1.34	1.83
Portfolio turnover rate	6 (n)	12	29	35	19	45
Net assets at end of period (000 omitted)	$2,578	$3,493	$4,590	$6,462	$9,646	$12,260

	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.80	$8.92	$8.85	$9.39	$10.02	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.32	$0.27	$0.24	$0.28
Net realized and unrealized gain (loss)	0.05	(0.12)	0.08	(0.53)	(0.64)	0.35
Total from investment operations	$0.22	$0.21	$0.40	$(0.26)	$(0.40)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.33)	$(0.33)	$(0.28)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$8.85	$8.80	$8.92	$8.85	$9.39	$10.02
Total return (%) (r)(s)(t)(x)	2.52 (n)	2.34	4.66	(2.67)	(4.08)	6.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70 (a)	0.71	0.70	0.66	0.62	0.62
Expenses after expense reductions (f)	0.58 (a)	0.58	0.58	0.58	0.58	0.59
Net investment income (loss)	3.88 (a)	3.68	3.64	3.10	2.32	2.81
Portfolio turnover rate	6 (n)	12	29	35	19	45
Net assets at end of period (000 omitted)	$47,986	$44,430	$37,821	$36,516	$44,708	$95,882

See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.81	$8.93	$8.84	$9.39	$10.02	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.31	$0.28	$0.25	$0.28
Net realized and unrealized gain (loss)	0.05	(0.12)	0.12	(0.54)	(0.64)	0.36
Total from investment operations	$0.22	$0.22	$0.43	$(0.26)	$(0.39)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.34)	$(0.34)	$(0.29)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$8.86	$8.81	$8.93	$8.84	$9.39	$10.02
Total return (%) (r)(s)(t)(x)	2.56 (n)	2.42	4.97	(2.70)	(4.02)	6.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.63	0.60	0.58	0.57	0.56
Expenses after expense reductions (f)	0.50 (a)	0.50	0.50	0.50	0.51	0.53
Net investment income (loss)	3.97 (a)	3.76	3.56	3.21	2.51	2.86
Portfolio turnover rate	6 (n)	12	29	35	19	45
Net assets at end of period (000 omitted)	$8,366	$7,290	$6,227	$48,058	$50,925	$4,866

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.67	$10.83	$10.81	$11.25	$11.91	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.31	$0.25	$0.21	$0.27
Net realized and unrealized gain (loss)	0.03	(0.16)	0.03	(0.43)	(0.67)	0.46
Total from investment operations	$0.21	$0.18	$0.34	$(0.18)	$(0.46)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.34)	$(0.32)	$(0.26)	$(0.20)	$(0.27)
Net asset value, end of period (x)	$10.70	$10.67	$10.83	$10.81	$11.25	$11.91
Total return (%) (r)(s)(t)(x)	1.98 (n)	1.64	3.23	(1.56)	(3.91)	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86 (a)	0.86	0.86	0.85	0.84	0.84
Expenses after expense reductions (f)	0.84 (a)	0.84	0.84	0.84	0.83	0.83
Net investment income (loss)	3.38 (a)	3.13	2.90	2.30	1.74	2.29
Portfolio turnover rate	2 (n)	20	25	30	16	25
Net assets at end of period (000 omitted)	$327,549	$283,744	$295,849	$302,524	$354,752	$359,286

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.65	$10.81	$10.80	$11.24	$11.90	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.16	$0.12	$0.19
Net realized and unrealized gain (loss)	0.04	(0.16)	0.02	(0.42)	(0.67)	0.45
Total from investment operations	$0.18	$0.10	$0.25	$(0.26)	$(0.55)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.18)	$(0.11)	$(0.18)
Net asset value, end of period (x)	$10.69	$10.65	$10.81	$10.80	$11.24	$11.90
Total return (%) (r)(s)(t)(x)	1.70 (n)	0.88	2.37	(2.29)	(4.63)	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61 (a)	1.61	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.59 (a)	1.59	1.59	1.59	1.58	1.58
Net investment income (loss)	2.61 (a)	2.37	2.15	1.51	0.99	1.60
Portfolio turnover rate	2 (n)	20	25	30	16	25
Net assets at end of period (000 omitted)	$45	$80	$140	$165	$323	$416

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.66	$10.82	$10.81	$11.25	$11.91	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.17	$0.12	$0.18
Net realized and unrealized gain (loss)	0.03	(0.16)	0.02	(0.43)	(0.67)	0.46
Total from investment operations	$0.17	$0.10	$0.25	$(0.26)	$(0.55)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.18)	$(0.11)	$(0.18)
Net asset value, end of period (x)	$10.69	$10.66	$10.82	$10.81	$11.25	$11.91
Total return (%) (r)(s)(t)(x)	1.61 (n)	0.88	2.37	(2.29)	(4.63)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61 (a)	1.61	1.61	1.60	1.59	1.59
Expenses after expense reductions (f)	1.59 (a)	1.59	1.59	1.59	1.58	1.58
Net investment income (loss)	2.63 (a)	2.38	2.15	1.54	0.99	1.56
Portfolio turnover rate	2 (n)	20	25	30	16	25
Net assets at end of period (000 omitted)	$10,607	$12,615	$16,267	$21,315	$28,828	$35,315

	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.89	$9.03	$9.01	$9.38	$9.93	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.28	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss)	0.03	(0.15)	0.03	(0.36)	(0.56)	0.38
Total from investment operations	$0.19	$0.16	$0.31	$(0.13)	$(0.36)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.24)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$8.92	$8.89	$9.03	$9.01	$9.38	$9.93
Total return (%) (r)(s)(t)(x)	2.16 (n)	1.81	3.52	(1.35)	(3.67)	6.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60 (a)	0.61	0.61	0.60	0.59	0.59
Expenses after expense reductions (f)	0.59 (a)	0.59	0.59	0.59	0.58	0.58
Net investment income (loss)	3.62 (a)	3.38	3.15	2.54	1.99	2.52
Portfolio turnover rate	2 (n)	20	25	30	16	25
Net assets at end of period (000 omitted)	$133,174	$109,352	$102,556	$97,036	$116,857	$113,800

See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.89	$9.03	$9.01	$9.38	$9.93	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss)	0.03	(0.14)	0.02	(0.36)	(0.55)	0.38
Total from investment operations	$0.19	$0.17	$0.31	$(0.13)	$(0.35)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.24)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$8.92	$8.89	$9.03	$9.01	$9.38	$9.93
Total return (%) (r)(s)(t)(x)	2.20 (n)	1.89	3.59	(1.28)	(3.60)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.54	0.54	0.53	0.52	0.52
Expenses after expense reductions (f)	0.52 (a)	0.52	0.52	0.52	0.51	0.51
Net investment income (loss)	3.70 (a)	3.45	3.22	2.61	2.05	2.59
Portfolio turnover rate	2 (n)	20	25	30	16	25
Net assets at end of period (000 omitted)	$41,923	$43,101	$36,601	$31,269	$40,985	$34,703

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.43	$9.52	$9.55	$10.05	$10.60	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.25	$0.21	$0.27
Net realized and unrealized gain (loss)	0.07	(0.09)	(0.02)	(0.49)	(0.55)	0.36
Total from investment operations	$0.23	$0.22	$0.28	$(0.24)	$(0.34)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.31)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$9.50	$9.43	$9.52	$9.55	$10.05	$10.60
Total return (%) (r)(s)(t)(x)	2.51 (n)	2.34	3.01	(2.31)	(3.29)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94 (a)	0.95	0.95	0.93	0.91	0.92
Expenses after expense reductions (f)	0.69 (a)	0.69	0.69	0.69	0.71	0.76
Net investment income (loss)	3.49 (a)	3.26	3.18	2.65	2.02	2.55
Portfolio turnover rate	3 (n)	19	19	29	19	28
Net assets at end of period (000 omitted)	$112,182	$108,801	$110,625	$113,427	$132,466	$137,727

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.45	$9.54	$9.57	$10.07	$10.62	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.23	$0.18	$0.14	$0.19
Net realized and unrealized gain (loss)	0.07	(0.09)	(0.02)	(0.49)	(0.56)	0.35
Total from investment operations	$0.20	$0.15	$0.21	$(0.31)	$(0.42)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.24)	$(0.19)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$9.52	$9.45	$9.54	$9.57	$10.07	$10.62
Total return (%) (r)(s)(t)(x)	2.13 (n)	1.59	2.24	(3.03)	(4.00)	5.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69 (a)	1.70	1.70	1.68	1.66	1.67
Expenses after expense reductions (f)	1.44 (a)	1.44	1.44	1.44	1.46	1.51
Net investment income (loss)	2.75 (a)	2.51	2.43	1.89	1.27	1.86
Portfolio turnover rate	3 (n)	19	19	29	19	28
Net assets at end of period (000 omitted)	$148	$166	$288	$414	$577	$851

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.98	$9.07	$9.10	$9.57	$10.09	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.25	$0.21	$0.26
Net realized and unrealized gain (loss)	0.07	(0.09)	(0.02)	(0.46)	(0.52)	0.34
Total from investment operations	$0.23	$0.22	$0.27	$(0.21)	$(0.31)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$9.05	$8.98	$9.07	$9.10	$9.57	$10.09
Total return (%) (r)(s)(t)(x)	2.59 (n)	2.39	3.09	(2.15)	(3.16)	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69 (a)	0.70	0.70	0.68	0.66	0.67
Expenses after expense reductions (f)	0.59 (a)	0.59	0.59	0.59	0.61	0.66
Net investment income (loss)	3.58 (a)	3.36	3.27	2.74	2.11	2.64
Portfolio turnover rate	3 (n)	19	19	29	19	28
Net assets at end of period (000 omitted)	$46,100	$35,386	$31,002	$31,571	$37,530	$32,103

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.99	$9.07	$9.10	$9.58	$10.10	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.26	$0.22	$0.27
Net realized and unrealized gain (loss)	0.06	(0.08)	(0.02)	(0.48)	(0.52)	0.34
Total from investment operations	$0.22	$0.23	$0.28	$(0.22)	$(0.30)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.31)	$(0.26)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$9.05	$8.99	$9.07	$9.10	$9.58	$10.10
Total return (%) (r)(s)(t)(x)	2.52 (n)	2.58	3.16	(2.19)	(3.09)	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.63	0.63	0.61	0.59	0.60
Expenses after expense reductions (f)	0.52 (a)	0.52	0.52	0.52	0.54	0.59
Net investment income (loss)	3.66 (a)	3.42	3.34	2.83	2.18	2.71
Portfolio turnover rate	3 (n)	19	19	29	19	28
Net assets at end of period (000 omitted)	$21,356	$21,375	$20,268	$20,702	$20,559	$15,830

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.92	$11.11	$11.08	$11.61	$12.30	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.32	$0.25	$0.19	$0.25
Net realized and unrealized gain (loss)	0.06	(0.19)	0.03	(0.52)	(0.69)	0.36
Total from investment operations	$0.25	$0.16	$0.35	$(0.27)	$(0.50)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.35)	$(0.32)	$(0.26)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$10.98	$10.92	$11.11	$11.08	$11.61	$12.30
Total return (%) (r)(s)(t)(x)	2.31 (n)	1.41	3.27	(2.26)	(4.15)	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92 (a)	0.90	0.90	0.88	0.86	0.87
Expenses after expense reductions (f)	0.86 (a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	3.49 (a)	3.12	2.90	2.27	1.55	2.08
Portfolio turnover rate	10 (n)	19	25	28	22	23
Net assets at end of period (000 omitted)	$143,967	$147,558	$149,893	$154,644	$204,883	$222,730
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.84 (a)	0.84	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.92	$11.11	$11.08	$11.60	$12.30	$11.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.26	$0.23	$0.17	$0.10	$0.18
Net realized and unrealized gain (loss)	0.05	(0.19)	0.04	(0.51)	(0.70)	0.35
Total from investment operations	$0.20	$0.07	$0.27	$(0.34)	$(0.60)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.24)	$(0.18)	$(0.10)	$(0.16)
Net asset value, end of period (x)	$10.97	$10.92	$11.11	$11.08	$11.60	$12.30
Total return (%) (r)(s)(t)(x)	1.83 (n)	0.66	2.50	(2.91)	(4.95)	4.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67 (a)	1.65	1.65	1.63	1.61	1.62
Expenses after expense reductions (f)	1.61 (a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	2.71 (a)	2.38	2.12	1.55	0.81	1.48
Portfolio turnover rate	10 (n)	19	25	28	22	23
Net assets at end of period (000 omitted)	$32	$47	$48	$137	$146	$280
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59 (a)	1.59	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.85	$9.00	$8.98	$9.40	$9.97	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss)	0.05	(0.15)	0.02	(0.42)	(0.57)	0.30
Total from investment operations	$0.21	$0.15	$0.30	$(0.19)	$(0.39)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.28)	$(0.23)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$8.90	$8.85	$9.00	$8.98	$9.40	$9.97
Total return (%) (r)(s)(t)(x)	2.45 (n)	1.70	3.48	(1.93)	(4.02)	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67 (a)	0.65	0.65	0.63	0.61	0.62
Expenses after expense reductions (f)	0.61 (a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	3.73 (a)	3.37	3.15	2.52	1.80	2.31
Portfolio turnover rate	10 (n)	19	25	28	22	23
Net assets at end of period (000 omitted)	$55,370	$53,058	$46,523	$44,457	$56,292	$53,171
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.59 (a)	0.59	N/A	N/A	N/A	N/A

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.85	$9.00	$8.98	$9.41	$9.97	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.31	$0.28	$0.23	$0.19	$0.23
Net realized and unrealized gain (loss)	0.04	(0.15)	0.03	(0.42)	(0.57)	0.31
Total from investment operations	$0.21	$0.16	$0.31	$(0.19)	$(0.38)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.29)	$(0.24)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$8.90	$8.85	$9.00	$8.98	$9.41	$9.97
Total return (%) (r)(s)(t)(x)	2.48 (n)	1.77	3.54	(1.96)	(3.86)	5.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60 (a)	0.59	0.58	0.57	0.55	0.55
Expenses after expense reductions (f)	0.54 (a)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	3.80 (a)	3.43	3.21	2.59	1.86	2.36
Portfolio turnover rate	10 (n)	19	25	28	22	23
Net assets at end of period (000 omitted)	$20,417	$20,626	$17,091	$14,088	$18,450	$14,608
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.52 (a)	0.52	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.11	$10.29	$10.29	$10.77	$11.42	$11.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.29	$0.26	$0.24	$0.29
Net realized and unrealized gain (loss)	0.09	(0.19)	0.01	(0.48)	(0.65)	0.36
Total from investment operations	$0.25	$0.13	$0.30	$(0.22)	$(0.41)	$0.65
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.26)	$(0.24)	$(0.30)
Net asset value, end of period (x)	$10.20	$10.11	$10.29	$10.29	$10.77	$11.42
Total return (%) (r)(s)(t)(x)	2.56 (n)	1.29	2.99	(1.96)	(3.72)	5.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91 (a)	0.89	0.88	0.87	0.87	0.88
Expenses after expense reductions (f)	0.83 (a)	0.82	0.81	0.81	0.81	0.82
Net investment income (loss)	3.31 (a)	3.06	2.86	2.52	2.14	2.57
Portfolio turnover rate	4 (n)	14	21	34	23	21
Net assets at end of period (000 omitted)	$223,600	$210,510	$226,140	$247,207	$246,986	$251,971
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81 (a)	0.81	N/A	N/A	0.81	0.81

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.10	$10.28	$10.28	$10.76	$11.41	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.21	$0.18	$0.16	$0.21
Net realized and unrealized gain (loss)	0.09	(0.18)	0.01	(0.47)	(0.66)	0.36
Total from investment operations	$0.22	$0.06	$0.22	$(0.29)	$(0.50)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.22)	$(0.19)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$10.19	$10.10	$10.28	$10.28	$10.76	$11.41
Total return (%) (r)(s)(t)(x)	2.18 (n)	0.53	2.23	(2.68)	(4.45)	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66 (a)	1.64	1.63	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58 (a)	1.57	1.56	1.56	1.56	1.57
Net investment income (loss)	2.56 (a)	2.30	2.11	1.76	1.39	1.82
Portfolio turnover rate	4 (n)	14	21	34	23	21
Net assets at end of period (000 omitted)	$50	$49	$211	$237	$387	$436
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56 (a)	1.56	N/A	N/A	1.56	1.56

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.11	$10.29	$10.29	$10.77	$11.42	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.21	$0.18	$0.16	$0.21
Net realized and unrealized gain (loss)	0.08	(0.18)	0.01	(0.47)	(0.66)	0.37
Total from investment operations	$0.21	$0.06	$0.22	$(0.29)	$(0.50)	$0.58
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.22)	$(0.19)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$10.19	$10.11	$10.29	$10.29	$10.77	$11.42
Total return (%) (r)(s)(t)(x)	2.08 (n)	0.54	2.23	(2.69)	(4.44)	5.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66 (a)	1.64	1.63	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58 (a)	1.57	1.56	1.56	1.56	1.57
Net investment income (loss)	2.56 (a)	2.31	2.10	1.76	1.39	1.82
Portfolio turnover rate	4 (n)	14	21	34	23	21
Net assets at end of period (000 omitted)	$2,401	$3,324	$5,880	$8,671	$11,754	$14,348
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56 (a)	1.56	N/A	N/A	1.56	1.56

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.79	$8.94	$8.94	$9.36	$9.93	$9.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.27	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	0.07	(0.16)	0.01	(0.42)	(0.58)	0.32
Total from investment operations	$0.22	$0.14	$0.28	$(0.17)	$(0.34)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.25)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$8.86	$8.79	$8.94	$8.94	$9.36	$9.93
Total return (%) (r)(s)(t)(x)	2.59 (n)	1.61	3.24	(1.75)	(3.53)	6.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66 (a)	0.65	0.63	0.62	0.62	0.63
Expenses after expense reductions (f)	0.58 (a)	0.57	0.56	0.56	0.56	0.57
Net investment income (loss)	3.56 (a)	3.31	3.11	2.76	2.39	2.80
Portfolio turnover rate	4 (n)	14	21	34	23	21
Net assets at end of period (000 omitted)	$107,929	$103,646	$100,954	$85,821	$88,808	$94,495
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56 (a)	0.56	N/A	N/A	0.56	0.56

See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.79	$8.95	$8.95	$9.37	$9.93	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.28	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	0.08	(0.16)	0.01	(0.41)	(0.56)	0.31
Total from investment operations	$0.24	$0.14	$0.29	$(0.16)	$(0.32)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$8.87	$8.79	$8.95	$8.95	$9.37	$9.93
Total return (%) (r)(s)(t)(x)	2.75 (n)	1.58	3.33	(1.66)	(3.35)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57 (a)	0.57	0.55	0.55	0.54	0.55
Expenses after expense reductions (f)	0.50 (a)	0.49	0.48	0.48	0.48	0.50
Net investment income (loss)	3.64 (a)	3.39	3.19	2.84	2.46	2.87
Portfolio turnover rate	4 (n)	14	21	34	23	21
Net assets at end of period (000 omitted)	$24,059	$29,031	$24,756	$20,073	$25,876	$22,118
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48 (a)	0.48	N/A	N/A	0.48	0.48

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
Class A	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.00	$10.15	$10.15	$10.64	$11.19	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.30	$0.25	$0.23	$0.28
Net realized and unrealized gain (loss)	0.10	(0.14)	(0.00)(w)	(0.48)	(0.55)	0.24
Total from investment operations	$0.26	$0.16	$0.30	$(0.23)	$(0.32)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$10.10	$10.00	$10.15	$10.15	$10.64	$11.19
Total return (%) (r)(s)(t)(x)	2.64 (n)	1.54	3.08	(2.08)	(2.90)	4.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05 (a)	1.02	1.03	1.00	0.97	0.97
Expenses after expense reductions (f)	0.87 (a)	0.87	0.87	0.87	0.87	0.87
Net investment income (loss)	3.23 (a)	3.00	2.97	2.49	2.09	2.51
Portfolio turnover rate	5 (n)	12	21	24	21	23
Net assets at end of period (000 omitted)	$61,014	$64,482	$68,855	$79,776	$94,024	$99,380

	Six months ended	Year ended
Class B	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.99	$10.15	$10.15	$10.63	$11.18	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.22	$0.18	$0.15	$0.20
Net realized and unrealized gain (loss)	0.10	(0.16)	0.01	(0.47)	(0.55)	0.23
Total from investment operations	$0.22	$0.07	$0.23	$(0.29)	$(0.40)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.23)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$10.09	$9.99	$10.15	$10.15	$10.63	$11.18
Total return (%) (r)(s)(t)(x)	2.26 (n)	0.68	2.31	(2.72)	(3.63)	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80 (a)	1.76	1.78	1.75	1.72	1.72
Expenses after expense reductions (f)	1.62 (a)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.48 (a)	2.26	2.22	1.74	1.35	1.78
Portfolio turnover rate	5 (n)	12	21	24	21	23
Net assets at end of period (000 omitted)	$52	$51	$39	$49	$54	$109

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.80	$8.93	$8.94	$9.36	$9.84	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.28	$0.24	$0.23	$0.27
Net realized and unrealized gain (loss)	0.09	(0.13)	(0.00)(w)	(0.41)	(0.48)	0.20
Total from investment operations	$0.24	$0.16	$0.28	$(0.17)	$(0.25)	$0.47
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.29)	$(0.25)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$8.89	$8.80	$8.93	$8.94	$9.36	$9.84
Total return (%) (r)(s)(t)(x)	2.79 (n)	1.82	3.22	(1.72)	(2.63)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80 (a)	0.77	0.78	0.75	0.72	0.72
Expenses after expense reductions (f)	0.62 (a)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.48 (a)	3.25	3.23	2.74	2.32	2.73
Portfolio turnover rate	5 (n)	12	21	24	21	23
Net assets at end of period (000 omitted)	$20,556	$21,441	$21,196	$16,442	$16,290	$14,052

	Six months ended	Year ended
Class R6	9/30/25 (unaudited)	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.80	$8.93	$8.94	$9.36	$9.84	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.29	$0.25	$0.23	$0.28
Net realized and unrealized gain (loss)	0.09	(0.13)	(0.00)(w)	(0.41)	(0.47)	0.21
Total from investment operations	$0.24	$0.17	$0.29	$(0.16)	$(0.24)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.30)	$(0.26)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$8.89	$8.80	$8.93	$8.94	$9.36	$9.84
Total return (%) (r)(s)(t)(x)	2.82 (n)	1.89	3.30	(1.65)	(2.56)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72 (a)	0.70	0.70	0.67	0.64	0.64
Expenses after expense reductions (f)	0.55 (a)	0.55	0.54	0.54	0.54	0.54
Net investment income (loss)	3.56 (a)	3.32	3.30	2.85	2.38	2.83
Portfolio turnover rate	5 (n)	12	21	24	21	23
Net assets at end of period (000 omitted)	$5,061	$4,740	$3,945	$3,226	$1,754	$824

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$61,493,777	$—	$61,493,777
U.S. Corporate Bonds	—	55,884	—	55,884
Investment Companies	1,026,151	—	—	1,026,151
Total	$1,026,151	$61,549,661	$—	$62,575,812
New York Fund
Financial Instruments
Municipal Bonds	$—	$173,693,402	$—	$173,693,402
U.S. Corporate Bonds	—	186,281	—	186,281
Investment Companies	5,212,435	—	—	5,212,435
Total	$5,212,435	$173,879,683	$—	$179,092,118
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$501,410,537	$—	$501,410,537
U.S. Corporate Bonds	—	316,678	—	316,678
Investment Companies	16,056,831	—	—	16,056,831
Total	$16,056,831	$501,727,215	$—	$517,784,046

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$175,140,553	$—	$175,140,553
U.S. Corporate Bonds	—	93,141	—	93,141
Investment Companies	3,003,171	—	—	3,003,171
Total	$3,003,171	$175,233,694	$—	$178,236,865
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$213,033,316	$—	$213,033,316
U.S. Corporate Bonds	—	149,025	—	149,025
Investment Companies	5,662,894	—	—	5,662,894
Total	$5,662,894	$213,182,341	$—	$218,845,235
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$342,259,081	$—	$342,259,081
U.S. Corporate Bonds	—	223,537	—	223,537
Investment Companies	15,226,190	—	—	15,226,190
Total	$15,226,190	$342,482,618	$—	$357,708,808
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$81,210,923	$—	$81,210,923
U.S. Corporate Bonds	—	74,512	—	74,512
Investment Companies	4,418,610	—	—	4,418,610
Total	$4,418,610	$81,285,435	$—	$85,704,045
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — Certain funds invest in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floating rate security is created when a fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statements of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in each fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy. At September 30, 2025, each fund’s payable to the holders of the floating rate certificates and the related weighted average interest rate on the settled floating rate certificates issued by the trust were as follows:
	South Carolina Fund	Virginia Fund
Payable to the holders of the floating rate certificates	$996,111	$2,846,563
Weighted average interest rate on floating rate certificates issued by the trust	3.65%	2.93%
For the six months ended September 30, 2025, the average payable to the holders of the settled floating rate certificates, the weighted average interest rates related to this payable, and the associated interest expense and fees (recorded as incurred), were as follows:
	South Carolina Fund	Virginia Fund
Average payable to the holders of the settled floating rate certificates	$1,000,501	$2,485,126
Weighted average interest rates on this payable	3.32%	2.65%
“Interest expense and fees” in the Statements of Operations	$17,124	$37,338

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2025, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/25	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$73,936	$26,856	$192,681	$116,515	$148,851	$160,657	$37,195
Tax-exempt income	2,169,184	6,146,072	14,215,249	5,306,440	6,900,371	10,925,918	2,869,556
Total distributions	$2,243,120	$6,172,928	$14,407,930	$5,422,955	$7,049,222	$11,086,575	$2,906,751
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$64,669,114	$184,362,560	$529,667,868	$183,019,761
Gross appreciation	791,449	2,103,300	4,728,648	1,871,854
Gross depreciation	(2,884,751)	(7,373,742)	(16,612,470)	(6,654,750)
Net unrealized appreciation (depreciation)	$(2,093,302)	$(5,270,442)	$(11,883,822)	$(4,782,896)
As of 3/31/25
Undistributed ordinary income	62,392	155,854	244,211	35,914
Undistributed tax-exempt income	320,765	833,893	1,448,878	702,380
Capital loss carryforwards	(6,254,890)	(14,899,948)	(31,887,697)	(8,583,452)
Other temporary differences	(202,190)	(543,366)	(1,258,006)	(477,512)
Net unrealized appreciation (depreciation)	(3,009,074)	(6,252,082)	(14,692,102)	(6,394,075)

As of 9/30/25	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$222,038,893	$365,041,414	$88,906,160
Gross appreciation	2,253,966	3,464,953	650,700
Gross depreciation	(6,443,735)	(13,644,122)	(3,852,815)
Net unrealized appreciation (depreciation)	$(4,189,769)	$(10,179,169)	$(3,202,115)
As of 3/31/25
Undistributed ordinary income	40,683	212,257	90,343
Undistributed tax-exempt income	1,002,473	1,057,922	373,518
Capital loss carryforwards	(20,798,723)	(23,240,961)	(6,940,457)
Other temporary differences	(630,127)	(959,142)	(246,617)
Net unrealized appreciation (depreciation)	(6,985,685)	(14,112,520)	(4,213,049)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2025, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,657,479)	$(6,041,564)	$(11,756,934)	$(3,528,295)	$(4,690,813)	$(5,880,008)	$(2,100,097)
Long-Term	(4,597,411)	(8,858,384)	(20,130,763)	(5,055,157)	(16,107,910)	(17,360,953)	(4,840,360)
Total	$(6,254,890)	$(14,899,948)	$(31,887,697)	$(8,583,452)	$(20,798,723)	$(23,240,961)	$(6,940,457)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25
Class A	$955,456	$1,911,142	$2,197,635	$4,342,395	$5,105,874	$8,997,625	$1,869,920	$3,579,181
Class B	716	1,237	2,515	7,729	826	2,305	2,107	5,664
Class C	—	—	42,638	111,150	154,106	347,823	—	—
Class I	108,926	230,841	848,373	1,458,713	2,044,563	3,693,516	727,563	1,110,415
Class R6	51,896	99,900	141,766	252,941	749,118	1,366,661	383,122	727,695
Total	$1,116,994	$2,243,120	$3,232,927	$6,172,928	$8,054,487	$14,407,930	$2,982,712	$5,422,955

	South Carolina Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25	Six Months Ended 9/30/25	Year Ended 3/31/25
Class A	$2,496,178	$4,606,945	$3,511,131	$6,666,260	$977,786	$2,065,322
Class B	573	1,143	612	3,862	626	840
Class C	—	—	36,527	112,498	—	—
Class I	950,829	1,796,505	1,780,568	3,401,948	355,813	695,605
Class R6	373,348	644,629	449,910	902,007	85,608	144,984
Total	$3,820,928	$7,049,222	$5,778,748	$11,086,575	$1,419,833	$2,906,751
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$4,535	$12,396	$32,926	$11,910	$15,095	$24,052	$6,057
The management fee incurred for the six months ended September 30, 2025 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.76%	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.41%	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	N/A	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.66%	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.60%	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%

Notes to Financial Statements (unaudited) - continued
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations (except for the New York Fund, which reflects a reduction amount for the period from April 1, 2025 through July 31, 2025, due to the new agreement described in the following paragraph).
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$60,761	$63,600	$6,391	$74,878	$52,575	$101,141	$69,833
For the New York Fund, this written agreement terminated on July 31, 2025. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the New York Fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
New York Fund
Class A	0.83%
Class B	1.58%
Class C	1.58%
Class I	0.58%
Class R6	0.52%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2026. For the period from August 1, 2025 through September 30, 2025, this reduction amounted to $32,817 for the New York Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$70	$1,387	$4,058	$2,272	$3,664	$1,230	$588
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$69,392
New York Fund	—	0.25%	0.25%	0.25%	152,467
North Carolina Fund	—	0.25%	0.25%	0.25%	379,026
Pennsylvania Fund	—	0.25%	0.25%	0.10%	134,522
South Carolina Fund	—	0.25%	0.25%	0.25%	179,983
Virginia Fund	—	0.25%	0.25%	0.25%	267,349
West Virginia Fund	—	0.25%	0.25%	0.25%	76,042

Notes to Financial Statements (unaudited) - continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$256
New York Fund	0.75%	0.25%	1.00%	1.00%	880
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	315
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	772
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	211
Virginia Fund	0.75%	0.25%	1.00%	1.00%	242
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	254

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$14,922
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	58,733
Virginia Fund	0.75%	0.25%	1.00%	1.00%	14,366

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$69,648	$168,269	$438,074	$135,294	$180,194	$281,957	$76,296
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$2	$26	$9	$87	$10	$—
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to $41,635 and $64 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2026. For the six months ended September 30, 2025, these reductions amounted to $80,714 and $116 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2025, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$1,430	$1,641	$9,904	$2,725	$10,509	$5,442	$2,408
Class B	—	—	—	—	—	—	—
Class C	N/A	154	98	N/A	N/A	—	N/A

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,092	$8,898	$8,375	$9,658	$3,551	$7,453	$1,997
Annual percentage of average daily net assets	0.0034%	0.0101%	0.0036%	0.0114%	0.0033%	0.0044%	0.0046%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$21,552	$72,843	$158,536	$54,012	$69,894	$133,588	$30,915
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2025 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0300%	0.0190%	0.0150%	0.0192%	0.0178%	0.0159%	0.0256%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Mississippi Fund	8/19/2024	Redemption	Class I	3	$25
New York Fund	8/19/2024	Redemption	Class I	2	21
North Carolina Fund	8/19/2024	Redemption	Class I	3	27
Pennsylvania Fund	8/19/2024	Redemption	Class I	2	22
South Carolina Fund	6/03/2024	Purchase	Class B	2,285	25,000
South Carolina Fund	8/19/2024	Redemption	Class I	2	19
Virginia Fund	8/19/2024	Redemption	Class I	2	22
Virginia Fund	2/25/2025	Purchase	Class B	4,356	45,000
West Virginia Fund	8/19/2024	Redemption	Class I	3	28
West Virginia Fund	3/24/2025	Purchase	Class B	3,976	40,000
At September 30, 2025, MFS held 100% of the outstanding shares of Class B of the Mississippi Fund and West Virginia Fund.
At September 30, 2025, MFS held approximately 80% and 91% of the outstanding shares of Class B of the South Carolina Fund and Virginia Fund, respectively.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended September 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$3,506,671	$10,322,400	$77,968,429	$18,832,308	$21,397,213	$23,980,786	$4,372,070
Sales	$10,353,173	$12,569,059	$10,704,375	$4,865,063	$28,184,666	$13,584,223	$12,617,092
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	167,628	$1,440,556	329,399	$2,936,235	748,444	$7,295,549	2,042,380	$20,683,718
Class C	—	—	—	—	10,066	97,576	64,124	653,330
Class I	74,141	637,227	251,107	2,219,326	1,883,486	16,310,740	2,030,183	18,199,516
Class R6	152,008	1,301,696	143,239	1,274,234	329,020	2,846,399	314,269	2,824,387
	393,777	$3,379,479	723,745	$6,429,795	2,971,016	$26,550,264	4,450,956	$42,360,951
Shares issued to shareholders in reinvestment of distributions
Class A	106,040	$914,661	206,581	$1,833,119	194,624	$1,901,809	372,220	$3,771,785
Class B	83	716	139	1,237	249	2,424	734	7,409
Class C	—	—	—	—	4,268	41,641	10,638	107,654
Class I	11,095	95,554	22,537	199,788	84,593	730,986	136,870	1,226,339
Class R6	6,020	51,866	11,262	99,805	16,280	140,881	28,157	252,620
	123,238	$1,062,797	240,519	$2,133,949	300,014	$2,817,741	548,619	$5,365,807
Shares reacquired
Class A	(949,627)	$(8,162,678)	(1,563,059)	$(13,838,670)	(1,218,372)	$(11,851,069)	(2,052,427)	$(20,841,079)
Class B	—	—	(365)	(3,209)	(8,220)	(79,397)	(23,346)	(236,480)
Class C	—	—	—	—	(107,936)	(1,052,488)	(178,870)	(1,811,965)
Class I	(141,712)	(1,218,252)	(296,792)	(2,638,162)	(1,595,003)	(13,745,258)	(1,356,982)	(12,145,754)
Class R6	(145,674)	(1,251,746)	(160,173)	(1,420,742)	(228,492)	(1,976,171)	(212,188)	(1,902,818)
	(1,237,013)	$(10,632,676)	(2,020,389)	$(17,900,783)	(3,158,023)	$(28,704,383)	(3,823,813)	$(36,938,096)
Net change
Class A	(675,959)	$(5,807,461)	(1,027,079)	$(9,069,316)	(275,304)	$(2,653,711)	362,173	$3,614,424
Class B	83	716	(226)	(1,972)	(7,971)	(76,973)	(22,612)	(229,071)
Class C	—	—	—	—	(93,602)	(913,271)	(104,108)	(1,050,981)
Class I	(56,476)	(485,471)	(23,148)	(219,048)	373,076	3,296,468	810,071	7,280,101
Class R6	12,354	101,816	(5,672)	(46,703)	116,808	1,011,109	130,238	1,174,189
	(719,998)	$(6,190,400)	(1,056,125)	$(9,337,039)	113,007	$663,622	1,175,762	$10,788,662

Notes to Financial Statements (unaudited) - continued

	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,911,708	$72,156,856	4,903,807	$53,329,571	1,548,999	$14,390,878	1,425,703	$13,717,733
Class C	45,155	475,679	102,668	1,113,487	—	—	—	—
Class I	4,660,653	40,593,385	3,812,694	34,522,260	1,852,733	16,326,279	1,180,870	10,766,035
Class R6	1,039,893	9,074,084	1,677,390	15,196,265	299,172	2,644,454	669,698	6,105,755
	12,657,409	$122,300,004	10,496,559	$104,161,583	3,700,904	$33,361,611	3,276,271	$30,589,523
Shares issued to shareholders in reinvestment of distributions
Class A	471,450	$4,945,979	797,592	$8,649,682	194,953	$1,814,059	363,071	$3,470,499
Class B	78	826	210	2,272	226	2,106	588	5,631
Class C	14,527	152,271	31,657	343,055	—	—	—	—
Class I	203,715	1,781,240	378,526	3,421,800	74,167	657,439	114,365	1,041,944
Class R6	79,196	692,505	142,725	1,290,181	22,997	203,907	41,078	374,297
	768,966	$7,572,821	1,350,710	$13,706,990	292,343	$2,677,511	519,102	$4,892,371
Shares reacquired
Class A	(3,378,440)	$(35,347,818)	(6,421,859)	$(69,582,533)	(1,469,737)	$(13,638,185)	(1,876,388)	$(17,965,964)
Class B	(3,421)	(35,632)	(5,636)	(61,457)	(2,220)	(20,662)	(13,176)	(126,886)
Class C	(251,385)	(2,645,897)	(454,154)	(4,925,312)	—	—	—	—
Class I	(2,235,748)	(19,455,078)	(3,254,262)	(29,402,568)	(770,779)	(6,813,927)	(776,100)	(7,087,582)
Class R6	(1,267,276)	(11,039,856)	(1,027,348)	(9,288,297)	(341,093)	(3,022,453)	(567,210)	(5,169,959)
	(7,136,270)	$(68,524,281)	(11,163,259)	$(113,260,167)	(2,583,829)	$(23,495,227)	(3,232,874)	$(30,350,391)
Net change
Class A	4,004,718	$41,755,017	(720,460)	$(7,603,280)	274,215	$2,566,752	(87,614)	$(777,732)
Class B	(3,343)	(34,806)	(5,426)	(59,185)	(1,994)	(18,556)	(12,588)	(121,255)
Class C	(191,703)	(2,017,947)	(319,829)	(3,468,770)	—	—	—	—
Class I	2,628,620	22,919,547	936,958	8,541,492	1,156,121	10,169,791	519,135	4,720,397
Class R6	(148,187)	(1,273,267)	792,767	7,198,149	(18,924)	(174,092)	143,566	1,310,093
	6,290,105	$61,348,544	684,010	$4,608,406	1,409,418	$12,543,895	562,499	$5,131,503

	South Carolina Fund				Virginia Fund
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,152,546	$12,368,776	2,678,946	$29,820,611	3,808,888	$38,182,498	2,443,845	$25,203,723
Class B	—	—	2,285	25,005	—	—	4,357	45,000
Class C	—	—	—	—	6,505	64,902	37,770	388,489
Class I	1,828,652	15,858,990	2,102,902	18,935,174	3,054,311	26,424,059	2,913,371	26,086,284
Class R6	623,964	5,442,328	968,824	8,732,513	504,971	4,352,290	1,117,567	10,013,295
	3,605,162	$33,670,094	5,752,957	$57,513,303	7,374,675	$69,023,749	6,516,910	$61,736,791
Shares issued to shareholders in reinvestment of distributions
Class A	219,768	$2,360,842	398,406	$4,428,939	324,252	$3,229,012	600,058	$6,174,669
Class B	52	559	103	1,143	62	612	370	3,810
Class C	—	—	—	—	3,298	32,828	9,659	99,372
Class I	101,663	885,110	187,574	1,690,420	195,317	1,690,472	361,474	3,233,158
Class R6	42,828	372,894	71,466	643,818	51,902	449,490	100,576	900,131
	364,311	$3,619,405	657,549	$6,764,320	574,831	$5,402,414	1,072,137	$10,411,140

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund − continued				Virginia Fund − continued
	Six Months Ended 9/30/25		Year ended 3/31/25		Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,768,765)	$(18,967,526)	(3,057,287)	$(34,017,654)	(3,027,430)	$(30,228,110)	(4,203,438)	$(43,336,774)
Class B	(1,426)	(15,195)	(2,370)	(26,191)	(54)	(528)	(20,408)	(209,015)
Class C	—	—	—	—	(103,194)	(1,022,909)	(290,276)	(2,988,965)
Class I	(1,701,340)	(14,724,207)	(1,462,224)	(13,151,096)	(2,866,907)	(24,689,721)	(2,769,969)	(24,733,902)
Class R6	(702,311)	(6,096,562)	(608,065)	(5,457,988)	(1,145,708)	(9,891,432)	(683,347)	(6,120,586)
	(4,173,842)	$(39,803,490)	(5,129,946)	$(52,652,929)	(7,143,293)	$(65,832,700)	(7,967,438)	$(77,389,242)
Net change
Class A	(396,451)	$(4,237,908)	20,065	$231,896	1,105,710	$11,183,400	(1,159,535)	$(11,958,382)
Class B	(1,374)	(14,636)	18	(43)	8	84	(15,681)	(160,205)
Class C	—	—	—	—	(93,391)	(925,179)	(242,847)	(2,501,104)
Class I	228,975	2,019,893	828,252	7,474,498	382,721	3,424,810	504,876	4,585,540
Class R6	(35,519)	(281,340)	432,225	3,918,343	(588,835)	(5,089,652)	534,796	4,792,840
	(204,369)	$(2,513,991)	1,280,560	$11,624,694	806,213	$8,593,463	(378,391)	$(5,241,311)

	West Virginia Fund
	Six Months Ended 9/30/25		Year ended 3/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	315,708	$3,105,956	810,127	$8,225,301
Class B	—	—	3,976	40,000
Class I	96,178	837,966	285,037	2,548,611
Class R6	52,502	454,876	142,590	1,275,710
	464,388	$4,398,798	1,241,730	$12,089,622
Shares issued to shareholders in reinvestment of distributions
Class A	96,842	$954,315	198,435	$2,014,583
Class B	64	626	79	802
Class I	36,382	315,572	68,032	608,017
Class R6	9,869	85,608	16,226	144,984
	143,157	$1,356,121	282,772	$2,768,386
Shares reacquired
Class A	(823,325)	$(8,079,504)	(1,341,594)	$(13,657,186)
Class B	—	—	(2,793)	(28,290)
Class I	(257,645)	(2,223,139)	(288,619)	(2,581,292)
Class R6	(31,967)	(276,363)	(61,569)	(552,919)
	(1,112,937)	$(10,579,006)	(1,694,575)	$(16,819,687)
Net change
Class A	(410,775)	$(4,019,233)	(333,032)	$(3,417,302)
Class B	64	626	1,262	12,512
Class I	(125,085)	(1,069,601)	64,450	575,336
Class R6	30,404	264,121	97,247	867,775
	(505,392)	$(4,824,087)	(170,073)	$(1,961,679)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the South Carolina Fund and the Virginia Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$168	$445	$1,106	$409	$559	$840	$220
Interest Expense	—	—	—	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2025, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$1,038,250	$9,562,584	$9,574,594	$(108)	$19	$1,026,151
New York Fund	3,985,544	25,077,997	23,850,836	(229)	(41)	5,212,435
North Carolina Fund	8,317,182	77,200,517	69,462,322	436	1,018	16,056,831
Pennsylvania Fund	4,702,009	25,381,483	27,079,994	(402)	75	3,003,171
South Carolina Fund	3,272,621	39,408,557	37,018,791	668	(161)	5,662,894
Virginia Fund	6,659,052	59,048,192	50,480,950	876	(980)	15,226,190
West Virginia Fund	1,300,197	15,155,913	12,037,260	(53)	(187)	4,418,610

	Dividend Income	Capital Gain Distributions
Mississippi Fund	$20,843	$—
New York Fund	73,509	—
North Carolina Fund	339,617	—
Pennsylvania Fund	132,675	—
South Carolina Fund	108,998	—
Virginia Fund	240,331	—
West Virginia Fund	32,015	—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

Board Review of Investment Advisory Agreement - continued
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period for the period ended December 31, 2024 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement - continued
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2024 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the total expense ratio was approximately at the Broadridge expense group median.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 13, 2025

*  Print name and title of each signing officer under his or her signature.